Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
FSMT20201INV001	18cc0040-b438-40d7-9fe0-f8e0c6472690	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		10/31/18: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum AUS did not require reserves, loan qualififed with 28.8 months reserves FICO is higher than guideline minimum Client overlay allows for a minimum FICO of 680, loan qualified with a FICO of 780 CLTV is lower than guideline maximum Client overlay allows for a maximum CLTV of 80%, loan qualified with a CLTV of 75%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV001	d0160906-80df-e811-bdb4-f4e9d4a75ba2	3254		TQM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License information for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		11/7/2018- PCCD and LOX dated XX/XX/XXXX with completed contact information section provided. This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum AUS did not require reserves, loan qualififed with 28.8 months reserves FICO is higher than guideline minimum Client overlay allows for a minimum FICO of 680, loan qualified with a FICO of 780 CLTV is lower than guideline maximum Client overlay allows for a maximum CLTV of 80%, loan qualified with a CLTV of 75%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Cleared
FSMT20201INV002	adfed96f-cd66-e911-bdd2-f4e9d4a75ba2	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	HMDA Data required to complete the HMDA Data Review not provided. Lender to provide HMDA Data.		HMDA data provided condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 46 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0010	5edebccf-0fb2-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.99% FICO is higher than guideline minimum FICO of 680, loan qualified with FICO of 718 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 190 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0025	9f11b6a0-edc5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 97 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.18%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0072	4199712b-1922-4ca8-9f2a-47fcdd4e4a68	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		08/22/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum LPA required 6.21 months reserves, loan qualified with 82 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 No Mortgage Lates Credit report verifies 48 months’ payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0072	4d9b6f28-94f9-45fa-b6d7-e5a31521abd3	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of property tax payment for the primary residence.		08/26/2019- Lender provided RE taxes on subject investment property not the requested TR taxes on the primary. Mortgage statement page 500 reflects escrows with a disbursement for HOI which shows escrows cover both taxes and insurance. Condition cleared.	Reserves are higher than guideline minimum LPA required 6.21 months reserves, loan qualified with 82 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 No Mortgage Lates Credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0072	65469d66-22c4-e911-abc7-f4e9d4a75a52	1672		TQM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		08/22/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum LPA required 6.21 months reserves, loan qualified with 82 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 No Mortgage Lates Credit report verifies 48 months’ payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0072	f812c1da-cec2-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum LPA required 6.21 months reserves, loan qualified with 82 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 No Mortgage Lates Credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0072	b69f18a6-f7c4-e911-abc7-f4e9d4a75a52	21		TQM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		08/26/2019-Final 1003 provided. Condition cleared.	Reserves are higher than guideline minimum LPA required 6.21 months reserves, loan qualified with 82 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 No Mortgage Lates Credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0072	aa45094d-f4c4-e911-abc7-f4e9d4a75a52	1687		TQM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for the primary residence not provided. Additional conditions may apply.		08/26/2019- Lender provided RE taxes on subject investment property not the requested TR taxes on the primary. Mortgage statement page 500 reflects escrows with a disbursement for HOI which shows escrows cover both taxes and insurance. Condition cleared.	Reserves are higher than guideline minimum LPA required 6.21 months reserves, loan qualified with 82 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 No Mortgage Lates Credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0035	a900b61b-775f-4534-a58f-b7e37c3986aa	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		08/22/19: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan quallified with FICO 755 Years on Job Borrower has 15 years in field. No Mortgage Lates 0x30 days late verified credit report 41 months		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0035	b0e81496-14c5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 720, loan quallified with FICO 755 Years on Job Borrower has 15 years in field. No Mortgage Lates 0x30 days late verified credit report 41 months		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0058	1aef0d1f-7cbf-e911-abc7-f4e9d4a75a52	2884		Not Covered/Exempt		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for the Mortgage Loan Originator NMLS ID. Audit NMLS ID XXXXXX vs. Data Tape XXXXXX.		08/29/19: Lender agrees with audit results. Condition cleared.	Years on Job Borrower has 21 years on the job Disposable Income is higher than guideline minimum UW guides require $0 of disposable income, loan qualified with $6647.04 of disposable income Years in Primary Residence Borrower has resided in primary residence for 9 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0058	30001c7e-afbb-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 21 years on the job Disposable Income is higher than guideline minimum UW guides require $0 of disposable income, loan qualified with $6647.04 of disposable income Years in Primary Residence Borrower has resided in primary residence for 9 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0058	f6590b5c-efbd-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 45%. Due to the miscalculation of debt, the actual DTI is 47.13%. The debt provided on the AUS does not match the debt reported on the credit report.		08/20/2019- Lender provided updated LP AUS reflecting 47% DTI. Condition cleared.	Years on Job Borrower has 21 years on the job Disposable Income is higher than guideline minimum UW guides require $0 of disposable income, loan qualified with $6647.04 of disposable income Years in Primary Residence Borrower has resided in primary residence for 9 years		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0058	cd60654a-efbd-e911-abc7-f4e9d4a75a52	12		Not Covered/Exempt		Credit		Failure to obtain Mortgage/Deed of Trust	Mortgage in file is missing page 1		08/15/2019-Mortgage provided. Condition cleared.	Years on Job Borrower has 21 years on the job Disposable Income is higher than guideline minimum UW guides require $0 of disposable income, loan qualified with $6647.04 of disposable income Years in Primary Residence Borrower has resided in primary residence for 9 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00216	c806ecc2-6ebf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Primary Residence 12 year s in primary DTI is lower than guideline maximum Loan qulaified with 36.77%. GL max is 45% CLTV is lower than guideline maximum Low CLTV 34..47.GL max 80		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00216	93efd348-5f3c-ea11-bfd5-f4e9d4a75ba2	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal Missing		Loan approved with a PIW, final grade will be a B.	Years in Primary Residence 12 year s in primary DTI is lower than guideline maximum Loan qulaified with 36.77%. GL max is 45% CLTV is lower than guideline maximum Low CLTV 34..47.GL max 80		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00117	10c84c7e-2263-407e-8bb9-b91debfe1169	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/30/19: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 1.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00117	b9e6ad1c-73cb-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 1.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0018	aeffbb44-90c2-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary qualified mortgage due to missing updated mortgage liability information for the borrowers primary residence and verification the mortgage with XXXXXXXXXXXXXXX is paid in full.		08/29/19: Lender provided a revised AUS and the signed closing disclosure for the borrower's primary residence. DTI is within guidelines. Condition cleared.	FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 768. Years in Field Borrower has 12 years in Field CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 72.66%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0018	91038d46-9dc2-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 768. Years in Field Borrower has 12 years in Field CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 72.66%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0018	9eaf1bb2-8fc2-e911-abc7-f4e9d4a75a52	4		TQM/Non-HPML		Credit		DTI Exceeds Guidelines	The guideline reflects a maximum allowable DTI of 45.00%. Due to the improper calculation of debts, the actual DTI is 46.37%. The mortgage statement in file for the borrowers primary residence verifies the PITI of $XXXX.XX per month. The lender used $XXXX.XX per month. It appears the primary was recently refinanced. Missing updated mortgage liability information for the borrowers primary residence and verification the mortgage with XXXXXXXXXXXXXXXXX is paid in full.		08/29/19: Lender provided a revised AUS and the signed closing disclosure for the borrower's primary residence. DTI is within guidelines. Condition cleared.	FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 768. Years in Field Borrower has 12 years in Field CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 72.66%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0088	06a10800-622f-495b-a5e3-1af5bfc8bc43	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/22/2019: This finding is deemed non-material with a final grade of a “B”	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 768 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.80 months reserves. Years on Job Borrower has been employed for 20 years.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0088	b6dbc95c-8969-4404-b357-ad98d9364f5b	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certificate Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 768 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.80 months reserves. Years on Job Borrower has been employed for 20 years.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0088	9bfcf00a-4dc4-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of taxes and insurance for the primary residence		08/28/19: Lender provided evidence of taxes and insurance for the primary residence on the final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 768 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.80 months reserves. Years on Job Borrower has been employed for 20 years.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0088	2b838e12-4ac4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 768 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.80 months reserves. Years on Job Borrower has been employed for 20 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0088	c1bde01c-4ac4-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for the primary residence on the final application not provided.		08/28/19: Lender provided evidence of taxes and insurance for the primary residence on the final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 768 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.80 months reserves. Years on Job Borrower has been employed for 20 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0064	34b112d3-7f06-4aee-8b81-149a47f9444b	1679		TQM/HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0064	8166c9ba-3e8e-41af-9a66-cffc329b0ffd	3217		TQM/HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. The loan file contains a corrected CD and proof of delivery. Provide letter of explanation.		08/27/2019-LOX on corrective CD provided. Condition cleared.08/22/19: The loan file contains a corrected CD and proof of delivery. Provide letter of explanation. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0064	31df6bb5-e8cf-4e82-9ec7-a31ba42db65a	3218		TQM/HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount for Years 1-30 as $XXX.XX, the calculated payment amount for Years 1-30 is $XXX.XX. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. The loan file contains a corrected CD and proof of delivery. Provide letter of explanation.		08/27/2019-LOX on corrective CD provided. Condition cleared.08/22/19: The loan file contains a corrected CD and proof of delivery. Provide letter of explanation. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0064	5a0c7bcd-b0e2-4107-872f-36bc9753dd78	3295		TQM/HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) The loan file contains a corrected CD and proof of delivery. Provide letter of explanation.		08/27/2019-LOX on corrective CD provided. Condition cleared.08/22/19: The loan file contains a corrected CD and proof of delivery. Provide letter of explanation. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0064	7ecef0eb-39e1-403d-9db9-ffc8ba7803db	3181		TQM/HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The HOA Certification Fee and HOA Master Insurance Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies. Corrected CD provided.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0064	5c98a006-978b-408f-955d-871acffb80d9	3250		TQM/HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field titled Monthly Escrow Payment. The amount reflected is $XXX.XX vs. actual amount of $XXX.XX. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) The loan file contains a corrected CD and proof of delivery. Provide letter of explanation.		08/27/2019-LOX on corrective CD provided. Condition cleared.08/22/19: The loan file contains a corrected CD and proof of delivery. Provide letter of explanation. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0064	a58fd7a1-85c2-e911-abc7-f4e9d4a75a52	2854		TQM/HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of employment		08/22/19: Lender provided the employment verification dated within 10 days of the note date as required by the AUS for the borrower. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0064	a498284d-87c2-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0064	600c5452-6bc0-e911-abc7-f4e9d4a75a52	701		TQM/HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by the AUS was not provided for borrower.		08/22/19: Lender provided the employment verification dated within 10 days of the note date as required by the AUS for the borrower. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 70.00% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves Years on Job Borrower has 32 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00141	f7163e8b-4315-4701-b79e-102a488be2a8	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		09/12/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.76% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.89% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months’ payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00141	36a9c166-77d5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.76% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.89% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0089	f716d730-e4c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with 44.29% CLTV FICO is higher than guideline minimum UW guides require 680 FICO score, loan qualified with FICO score of 737 DTI is lower than guideline maximum UW guides require max DTI of 45%, loan qualified with DTI of 28%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0055	0041f31d-03c4-4028-b9fd-b9d1e75589fe	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to there was a credit inquiry dated XX/XX/XXXX which was not explained and evidence of tax and insurance for property #2 on the loan application not provided.		09/17/19: Review of credit report shows only inquiry is for the subject loan and real estate related. No further documentation required.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 14 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $6,899in disposable income		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0055	3ffad4b3-52bc-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 14 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $6,899in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0055	3b0e19fb-53bc-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of tax and insurance for property #2 on the loan application not provided.		09/10/19: Lender provided evidence of tax and insurance for property #2 on the final application. Condition cleared. 08/30/19: Lender provided the tax and insurance for the primary residence. Please provide the tax and insurance for property #2 on the loan application. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 14 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $6,899in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0055	0189c268-53bc-e911-abc7-f4e9d4a75a52	1693		TQM/Non-HPML		Credit		Missing LOE	There was a credit inquiry dated XX/XX/XXXX which was not explained.		09/17/19: Review of credit report shows only inquiry is for the subject loan and real estate related. No further documentation required.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 14 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $6,899in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00183	ca953c3d-8cca-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 19.69 months reserves, loan qualified with 163 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Years on Job Borrower has 7 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00183	94da26dc-7fce-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #5 on the final application not provided.		09/06/19: Lender provided evidence of taxes for property #5 on the final loan application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 19.69 months reserves, loan qualified with 163 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Years on Job Borrower has 7 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00183	4d2468a9-bb3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	01/20/20 Appraisal approved with a PIW. Final grade will be a B for all agencies.		01/20/20 Appraisal approved with a PIW. Final grade will be a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 19.69 months reserves, loan qualified with 163 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Years on Job Borrower has 7 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00183	114be986-2ecf-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		09/09/2019-PIW loan. UCPD not required. Condition rescinded.09/06/19: Lender provided the UCD. According to the notes, the appraisal identifier provided does not exist in UCDP. Please check the appraisal identifier entered and deliver only if the appraisal has been successfully submitted tothe UCDP. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 19.69 months reserves, loan qualified with 163 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Years on Job Borrower has 7 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00121	97abe207-20d3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 3.53 months reserves, loan qualified with 172.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0060	34df6eb3-12d8-46a3-bd25-4cf02727b1c5	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		08/21/2019: This finding is deemed non-material and rated a B.	Years on Job Co-Borrower has 10 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $12,150 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0060	17efebcc-33c4-e911-abc7-f4e9d4a75a52	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	HOA Cert and HOA Master Ins fees in section B of the final Closing Disclosure are missing the name of the service provider. HOA cert fee is paid to the lender and the HOA Master Ins fee is missing the name of the service provided. Fees payable to lender and broker must be placed in section A. Provide corrected CD and letter of explanation to the Borrower.		08/21/2019: This finding is deemed non-material and rated a B.	Years on Job Co-Borrower has 10 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $12,150 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0060	696bd7f4-88c3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years on Job Co-Borrower has 10 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $12,150 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00219	13105ce7-d161-4be7-bae2-afad06b322a6	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		09/12/2019: Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan approved with CLTV of 65% Reserves are higher than guideline minimum UW guides require 3.14 months reserves, loan approved with 14 months reserves FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved wth FICO of 711		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00219	f00ca6fe-8dd5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing signed XXXX business tax returns and 3rd party verification of all businesses as require per LP.		10/8/19: XXXX business returns provided. Condition cleared. 09/25/2019- Lender provided signed XXXX business returns on Business #5 not the requested signed XXXX business returns. Unsigned copy located on file page 434. Condition retained.09/19/2019-Third party verification not required on businesses with losses or when income not used in qualification. Missing signed XXXX business tax returns. Condition retained.	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan approved with CLTV of 65% Reserves are higher than guideline minimum UW guides require 3.14 months reserves, loan approved with 14 months reserves FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved wth FICO of 711		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00219	3917d392-8dd5-e911-abc7-f4e9d4a75a52	3227		TQM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure with final figures. Consummation CD reflects p/o of mortgage and XXXXX auto loan however Final CD reflects no payoffs and all cash back to the borrower. Additional conditions may apply.		09/18/19: Lender provided a corrected CD and LOE to the borrower. Loan will be rated a B. 09/17/19: Lender provided the consummation CD. Funding CD pages 940-953 does not show payoffs and all cash back to the borrower. Additional conditions may apply. Condition maintained.	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan approved with CLTV of 65% Reserves are higher than guideline minimum UW guides require 3.14 months reserves, loan approved with 14 months reserves FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved wth FICO of 711		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00219	e9093db0-8bd5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan approved with CLTV of 65% Reserves are higher than guideline minimum UW guides require 3.14 months reserves, loan approved with 14 months reserves FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved wth FICO of 711		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00219	ec77c436-8cd5-e911-abc7-f4e9d4a75a52	22		TQM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. LP required verification of each business through a third-party source. Missing verification for Business A,B,C,D and E under Schedule E Part II, XXXX personal tax returns.		09/19/2019-Third party verification not required on businesses losses or income not used in qualification. Condition cleared.09/17/19: VOE provided for the corporation. File must contain verification of current existence of each business through a third-party source dated no more than 120 days prior to the Note Date or after the Note Date but prior to the Delivery Date. Missing verification for Business A,B,C,D and E under Schedule E Part II, XXXX personal tax returns. Condition maintained	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan approved with CLTV of 65% Reserves are higher than guideline minimum UW guides require 3.14 months reserves, loan approved with 14 months reserves FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved wth FICO of 711		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00219	def3a2d5-8bd5-e911-abc7-f4e9d4a75a52	2789		TQM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX Signed business returns not provided.		10/8/19: XXXX business returns provided. Condition cleared. 09/25/2019- Lender provided signed XXXX business returns on Business #5 not the requested signed XXXX business returns. Unsigned copy located on file page 434. Condition retained.9/18/19: Lender provided the XXXX signed business returns for business #1,#2,#3. Please provide the signature pages for business #5. Condition maintained. 09/17/19: Lender provided the signed XXXX business returns for business #4 and Business #6. Please provide the signature pages for business #1, #2 #3 and #5. Condition maintained.	CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan approved with CLTV of 65% Reserves are higher than guideline minimum UW guides require 3.14 months reserves, loan approved with 14 months reserves FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved wth FICO of 711		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00229	58f62d1e-94d5-e911-abc7-f4e9d4a75a52	3296		TQM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for the HOA cert fee or the HOA master insurance fee in section B.		09/12/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00229	bbcfe860-7f24-4350-9ff1-5c7b5ab639b1	3295		TQM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $XXX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/12/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00229	aa7a7ee0-93d5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeds guidelines.		10/3/2019: Audit has re-reviewed and determined that there was an error in calculating the corporation income, DTI is now within guidelines, condition cleared. 10/01/2019-Audit removed S Corp loss of -$XXXX.XX as the new payments for the property and non subject REO’s were being used and use of the loss would effectively double count the payment. Audit DTI is now 47.34% which exceeds lender AUS DTI of 43%. Lender current pay income for the borrower is $XXXXX.XX. Audit calculates the borrow income from the paystub $XXXX.XX x52=$XXXXXX.XX /12=$XXXXX.XX. Condition retained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00229	f6cd817a-4b43-42c7-a521-95d36cf6627a	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/12/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00229	b84b28b5-94d5-e911-abc7-f4e9d4a75a52	2174		TQM/Non-HPML		Compliance		Missing Rate Lock Agreement	Missing evidence of re-lock date. Compliance testing will need to be reviewed once received.		09/18/19: Lender provided evidence of the lock extension through XX/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00229	250d33c1-9ed4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00229	252b0bec-9ed4-e911-abc7-f4e9d4a75a52	1607		TQM/Non-HPML		Credit		Excessive DTI	The AUS reflects a maximum allowable DTI of 43%. Due to the improper calculation of debts, the actual DTI is 58.22%. The omitted/paid off debts listed on the AUS were not all listed on the final CD.
10/3/2019: Audit has re-reviewed and determined that there was an error in calculating the corporation income, DTI is now within guidelines, condition cleared. 10/01/2019-Audit removed S Corp loss of -$XXXX.XX as the new payments for the property and non subject REO’s were being used and use of the loss would effectively double count the payment. Audit DTI is now 47.34% which exceeds lender AUS DTI of 43%. Lender current pay income for the borrower is $XXXXX.XX. Audit calculates the borrow income from the paystub $XXXX.XX x52=$XXXXXX.XX /12=$XXXXX.XX. Condition retained.09/26/19: Lender provided the closing disclosures for the 3 other loans we closed simultaneously showing the liabilities that were paid in those transactions as well as the current mortgage payment.  DTI 52.52%. Audit calculations are as follows. Total subject housing expense: $XXXX.XX. Revolving Debt: $XX.XX, Installment Debt. $XXXX.XX.  REO#1 $XXXX.XX, REO#2 $XXXX.XX. Total Income: $XXXXX.XX. Current pay: $XXXXX.XX. S Corp. : (XXXX.XX), Partnerships: (XX.XX), (XX.XX),and (XX.XX). Condition maintained.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00229	a30e45aa-9fd4-e911-abc7-f4e9d4a75a52	1500		TQM/Non-HPML		Credit		Missing Business Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for XXXX for the 1120 business were not provided.		09/18/19: Lender provided the XXXX signed business return for the borrower's S-Corp. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00229	40821c6c-9fd4-e911-abc7-f4e9d4a75a52	2791		TQM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for the 1120 business XXXX tax return. Profit & Loss Statement may be required per the AUS		09/26/19: According to the FHLMC: Self-employed (all types; primary and secondary). Complete signed individual federal tax return for the most recent year; and Verification of existence of the business through a third-party source obtained either no more than 30 calendar days prior to Note Date or after the Note Date but prior to the Delivery Date. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 18.40 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0092	1819f828-96ce-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.66% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.87%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00144	90e43819-2c40-41da-8789-321ff7a1d521	1679		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not signed.		09/12/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.94% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.4 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00144	5617f731-16d6-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.94% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.4 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0049	9d4c1f73-be42-4dbc-bf06-0278b87b8dac	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/15/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.4 months reserves Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $70469 in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0049	edcc7264-88bf-e911-abc7-f4e9d4a75a52	3254		TQM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		08/15/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.4 months reserves Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $70469 in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0049	c80036da-8bc3-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	ADDED 8/20/2019: Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of PITI for all REO properties listed on the final 1003.		09/09/19: Lender provided property tax statement and mortgage statement. Property taxes are less than esc rowed payment reflected on the mortgage. Escrow includes property and insurance. Condition cleared.08/28/19: Lender provided evidence of tax and insurance for REO #7. Please provide evidence of insurance for REO#5. Condition maintained.08/26/19: Lender provided evidence of tax and insurance. For REO #5 please provide evidence of insurance. REO#7: tax and insurance. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.4 months reserves Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $70469 in disposable income		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0049	f1850f09-7bbf-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.4 months reserves Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $70469 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0049	eb52a6b5-8bc3-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	ADDED 8/20/2019: Per the 1008 in file, the REO properties listed on the final 1003 are simultaneous refinances. Missing the closing disclosures and evidence of taxes and insurance for all REO properties listed on the final 1003.
09/09/19: Lender provided property tax statement and mortgage statement. Property taxes are less than escrowed payment reflected on the mortgage. Escrow includes property and insurance. Condition cleared. 09/05/19: Escrow does not reflect tax and insurance. Please provide evidence of insurance for REO#5. Condition maintained. 08/28/19: Lender provided evidence of tax and insurance for REO #7. Please provide evidence of insurance for REO#5. Condition maintained.08/26/19: Lender provided evidence of tax and insurance.  For REO #5 please provide evidence of insurance. REO#7: tax and insurance. Condition maintained.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.4 months reserves Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $70469 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0059	0e970699-57c3-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of PITI for all REO properties listed on the final 1003.		09/11/19: Lender provided copy of the mortgage statement and also property taxes. Audit confirmed mortgage payment includes taxes and insurance. Condition cleared. 09/06/19: Lender provided evidence of PITIA for REO # 3-5. Appears the final 1003 does not list all REO's. Please provide lender calculations. Provide closing disclosures and evidence of taxes and insurance for REO# 2 listed on the final 1003. Also evidence of HOA in the amount of $XXXX.XX. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.54% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 70.2 months’ reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0059	67de2ba5-a9c2-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.54% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 70.2 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0059	ad208de3-56c3-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Per the 1008 in file, the REO properties listed on the final 1003 are simultaneous refinances. Missing the closing disclosures and evidence of taxes and insurance for all REO properties listed on the final 1003.		09/11/19: Lender provided copy of the mortgage statement and also property taxes. Audit confirmed mortgage payment includes taxes and insurance. Condition cleared. 09/10/19: Please upload the rebuttal for review. Condition maintained. 09/06/19: Lender provided evidence of PITIA for REO # 3-5. Appears the final 1003 does not list all REO's. Please provide lender calculations. Provide closing disclosures and evidence of taxes and insurance for REO# 2 listed on the final 1003. Also evidence of HOA in the amount of $XXXX.XX. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.54% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 70.2 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00180	afc4fa71-75a5-4b16-ab59-7f0d5de0a630	1679		TQM/HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		09/04/19: This finding is deemed non-material and rated a B.	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.29%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00180	41459eeb-7c49-49b9-a48b-16654ab64927	1739		TQM/HPML		Compliance		Missing Mortgage	Mortgage appears to reflect a Notary Date of XX/XX/XXXX. No correction was located in the loan file. Additional conditions may apply upon receipt.	09/09/2019-proof acknowledge was recorded with the DOT. total 17 pages	09/09/2019-Proof acknowledge was recorded with the DOT. Condition cleared.09/06/19: Please provide a letter of intent to re-record the Mortgage with the correction. Condition maintained.	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.29%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00180	c5b442dc-81ca-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due diligence firm to complete		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.29%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0020	59a5740a-8dbf-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing P&L and documenting PITIA of all properties.		08/20/2019- AUS condition #13 requires 2 year tax returns. File contains XXXX tax extension and prior tow years tax returns. AUS does not require P&L. Note, first payment letter, and closing CD verifying PITI on REO#3,#4,#5,and #6 provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 118.10 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0020	74fed65d-32a6-4ca5-96d6-f06c6d271beb	3285		TQM/Non-HPML		Compliance		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $0.00 with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XXXX.XX resulting in a variance of $XXXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		08/21/2019-Initial 1003 page 212 reflects title held in corporate name which matches to prelim title. Final 1003 page 193 reflects individual title. Lender provided COC dated XX/XX/XXXX for change in title vestment from corporation to individual for addition of transfer taxes. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 118.10 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0020	ebf59f9b-b8be-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 118.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0020	ab156bb2-b9be-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	The file is missing evidence of P&I for properties #3, #4, #5 and #6 on the final 1003.		08/19/2019- Note, first payment letter, and closing CD verifying PITI on REO#3,#4,#5,and #6 provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 118.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0020	3645e437-44c0-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	The file is missing evidence of taxes and insurance for properties #3, #4, #5 and #6 on the final 1003.		08/19/2019- Note, first payment letter, and closing CD verifying PITI on REO#3,#4,#5,and #6 provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 118.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0020	602daaf0-b7be-e911-abc7-f4e9d4a75a52	2791		TQM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business B on Schedule E Part II of XXXX tax return. Due to the borrower filing XXXX tax extension, AUS requires P&L to determine stability of income.	The AUS does not state we need a profit and loss statement to verify XXXX income. AUS states we need tax returns for the most recent 2 year period. This requirement was satisfied with the XXXX extension and XXXX/XXXX returns.	08/20/2019- AUS condition #13 requires 2 year tax returns. File contains XXXX tax extension and prior tow years tax returns. AUS does not require P&L. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 118.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0052	c71b9ef2-7bbc-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $5,373in disposable income General Comp Factor 2 Rental income for other REO owned by Borrower not used for qualification		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0052	62bd1604-7cbc-e911-abc7-f4e9d4a75a52	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Failure to Verify Housing History. Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOR required to verify Borrower's primary housing payment	08/27/2019-We are only required to verify the borrowers rental payment history if our AUS has a finding that requires this.	08/27/2019- AUS does not required a VOR on primary home. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $5,373in disposable income General Comp Factor 2 Rental income for other REO owned by Borrower not used for qualification		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0052	94e8a493-7cbc-e911-abc7-f4e9d4a75a52	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 or Closing Disclosure for properties #1, #2, and #3, on the Borrower’s asset statements, dated XX/XX/XXXX and XX/XX/XXXX, evidencing liens paid and Borrower funds required to close was not provided. Also, asset statements verify an existing HELOC (property not indicated) was still open and not paid. Final loan application did not include these debts. Additional conditions may apply.		09/11/2019: Lender provided evidence the properties on the asset statements were not debts of the borrower. Condition cleared.08/27/2019-Lender provided property detail reports were not on REO#1, REO#2, and REO#3. Provide documentation these properties are free and clear. Heloc statement page 569 reflects property address XXXXXXXXXXXXX XXXXX. Property detail report does not reflect Heloc financing ever being in place. As the statement is current the detail report cannot be used to verify the Heloc is satisfied. Condition retained.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $5,373in disposable income General Comp Factor 2 Rental income for other REO owned by Borrower not used for qualification		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0052	cf22fa87-7dbc-e911-abc7-f4e9d4a75a52	2647		Not Covered/Exempt		Credit		Fraud Alert not verified	Fraud Alert not verified. The Credit Report reflects fraud alerts. Evidence the Lender addressed the alert not provided.		08/27/2019- lender LOX addressing Fraud alert provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $5,373in disposable income General Comp Factor 2 Rental income for other REO owned by Borrower not used for qualification		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0015	d6a1587a-8ebf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 2 months’ reserves, loan qualified with 18 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0015	27bd9228-93bf-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by the AUS was not provided for borrower.		08/21/2019-VVOE with 10 days of note date provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months’ reserves, loan qualified with 18 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0011	03323607-7782-45dd-a261-2dc1da38799c	1679		TQM/HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/16/2019: This finding is deemed non-material with a final grade of a “B”	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.74% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,312.63 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0011	415efd04-668a-409e-9f6e-c771fbb0ee46	2854		TQM/HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of judgment payoff		08/28/19: Revised title commitment provided removing item #10. Condition cleared. 08/26/2019-The requirement for proof of payment of the judgment has not been removed. See item #10 of the title policy provided. Condition retained.08/21/2019- Lender provided copy of final title reflecting requirement of judgment to be paid off at or prior to closing Schedule B item 10. Payoff does not reflect on closing CD. provide evidence the judgment was paid in full prior to closing. Condition retained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.74% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,312.63 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0011	edd4d475-48c0-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.74% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,312.63 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0011	6b42dc09-c0be-e911-abc7-f4e9d4a75a52	1639		TQM/HPML		Credit		Failure to Satisfy Liens	The title report shows a Judgment in the amount for $ XXX.XX that is required to be paid at or before closing. There is no evidence of it being paid in the loan file.		08/28/19: Revised title commitment provided removing item #10. Condition cleared. 08/26/2019-The requirement for proof of payment of the judgment has not been removed. See item #10 of the title policy provided. Condition retained.08/21/2019- Lender provided copy of final title reflecting requirement of judgment to be paid off at or prior to closing Schedule B item 10. Payoff does not reflect on closing CD. provide evidence the judgment was paid in full prior to closing.Condition retained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.74% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,312.63 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0029	b21f68bb-c6c8-4bf2-a9e4-a0baae246afa	1679		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/21/2019- This finding is deemed non-material and will be graded a B.	Years in Field Borrower has 6 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.66% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 32.83%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0029	32bdedec-1ac5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 6 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.66% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 32.83%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00202	3d97ffc8-45aa-43ea-9f4a-2c331d7cee28	3169		TQM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Lender only provided evidence of one time econsent for docs dated XX/XX/XXXX. No cure.		09/17/19: Lender provided evidence of receipt of initial CD 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00202	ef59afff-b73f-4531-9730-f58cc2db8777	3295		TQM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX6 a month. The lender used the incorrect amount of $$XXXX.XX for the taxes vs. the actual amount of $XXXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00202	d0d15c39-2cab-4a03-83e2-6731a4fcb1e4	3250		TQM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field titled Estimated Property Costs over Year 1. CD reflects $XXXXXX.XX vs. actual costs of $XXXXXX.XX Provide re-disclosed CD and letter of explanation.		09/17/19: Lender provided the breakdown of actual costs showing $XXXXXX.XX. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00202	07f950b9-2ad6-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of primary mortgage payment via copy of HUD and note.		09/17/19: Lender provided the final CD and copy of note from refinance of primary residence. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00202	e7c2b482-11d6-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00202	387b2a7b-2dd6-e911-abc7-f4e9d4a75a52	852		TQM/Non-HPML		Credit		Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. Incomplete document in file is missing the Lending Bank Name and Loan Number.		09/17/19: Lender provided the signed Home Equity Line of Credit closure letter reflecting HELOC was frozen and closed. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00202	6ded9927-27d6-e911-abc7-f4e9d4a75a52	724		TQM/Non-HPML		Credit		Missing Documentation	Missing copy of final HUD and copy of note from refinance of primary residence. Additional conditions may apply.		09/17/19: Lender provided the final CD and copy of note from refinance of primary residence. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 47.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verfies 84 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.33%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00166	8e5cd557-cd08-4798-95a5-bbea43deca77	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		09/05/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.10 months reserves No Mortgage Lates UW Guides require 0x30 days late in the past 12 months; credit report verifies 80 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00166	6e31ea53-aafc-47fc-9156-5a789d76bc37	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI and missing evidence of taxes and insurance for the primary residence.
09/19/2019- Add back adjustment for repairs reflecting on tax returns adjust subject net rental income. Audit DTI matches to lender. Condition cleared.09/16/19: Lender provided the signed final CD for the borrower’s primary, closing concurrently with the subject. P&I:  $XXXX.XX P&I, Taxes $XXX.XX, Insurance $XX.XX= $XXXX.XX. DTI must be < = 45% (10% of the population can have a DTI of 45.01-50%). If the AUS approved the DTI greater than 45%  however, if the approved DTI is over 45%, and the re-calculated DTI is higher that the approved DTI, the AUS must be resubmitted. Condition maintained.  09/12/2019-Lender provided income worksheet Section VII Schedule E reflects total rental income of $XXXX.XX which matches to audits schedule E analysis. Gross rental income of $XXXX.XX – Proposed subject loan PITI of $XXXX.XX = NRI of -$XXX.XX. Lender AUS file page 29 reflects a lower NRI of -$XXX.XX. Lender used primary home payment of $XXXX.XX on AUS file page 29. Audit calculates payment as $XXXX.XX (P&I mtg statement file page 257 $XXXX.XX and provided Insurance XX.XX/month and RE taxes $XXX.XX/month). Audit DTI is 51.96%. Condition retained.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.10 months reserves No Mortgage Lates UW Guides require 0x30 days late in the past 12 months; credit report verifies 80 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00166	a79dcdf3-69cf-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.10 months reserves No Mortgage Lates UW Guides require 0x30 days late in the past 12 months; credit report verifies 80 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00166	f1399837-6ccf-e911-abc7-f4e9d4a75a52	4		TQM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 43.82%. Due to the improper calculation of debts, the actual DTI is 47.40%. The Lender qualified the Borrower using lower net rental loss than supported by XXXX Schedule E.
09/19/2019- Add back adjustment for repairs reflecting on tax returns adjust subject net rental income. Audit DTI matches to lender. Condition cleared.09/17/19: Audit calculations are as follows: Total revolving and installment debt: $XXX.XX. Primary housing payment: $XXXX.XX. Subject property: $XXXX.XX-$XXXX.XX= ($XXX.XX) divided by total income $XXXX.XX= 47.40%. Condition maintained. 09/16/19: Lender provided the signed final CD for the borrower’s primary, closing concurrently with the subject. P&I:  $XXXX.XX P&I, Taxes $XXX.XX, Insurance $XX.XX= $XXXX.XX. DTI must be < = 45% (10% of the population can have a DTI of 45.01-50%). If the AUS approved the DTI greater than 45%  however, if the approved DTI is over 45%, and the re-calculated DTI is higher that the approved DTI, the AUS must be resubmitted.  Condition maintained.09/12/2019-Lender provided income worksheet Section VII Schedule E reflects total rental income of $XXXX.XX which matches to audits schedule E analysis. Gross rental income of $XXXX.XX – Proposed subject loan PITI of $XXXX.XX = NRI of -$XXX.XX. Lender AUS file page 29 reflects a lower NRI of -$XXX.XX. Lender used primary home payment of $XXXX.XX on AUS file page 29. Audit calculates payment as $XXXX.XX (P&I mtg statement file page 257 $XXXX.XX and provided Insurance XX.XX/month and RE taxes $XXX.XX/month). Audit DTI is 51.96%. Condition retained.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.10 months reserves No Mortgage Lates UW Guides require 0x30 days late in the past 12 months; credit report verifies 80 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00166	e8f8197e-d3cf-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for the primary residence on the final application not provided.		09/12/2019- Tax and insurance provided condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.10 months reserves No Mortgage Lates UW Guides require 0x30 days late in the past 12 months; credit report verifies 80 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00132	657af457-31d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 718 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with 69.16% CLTV. DTI is lower than guideline maximum UW Guides maximum DTI is 45.00%, loan qualified with 38.49% DTI.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00193	a7e8c51f-8264-44e4-9689-c38a551bd02c	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 22 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00193	12284f38-19d0-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 22 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00181	438fe3ab-c2d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 774 General Comp Factor 1 UW Guides require $0.00 in disposable income, loan qualified with $5,093.03 in disposable income Years in Field Borrower has 16 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00181	ef56db9f-c2d3-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		09/12/2019-UCPD provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 774 General Comp Factor 1 UW Guides require $0.00 in disposable income, loan qualified with $5,093.03 in disposable income Years in Field Borrower has 16 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00154	62447c16-1490-4364-8738-a33e03a0b752	1679		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		09/10/19: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 68.07% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.98 months reserves. Years in Field Borrower has been in same field of work for 30 years. / CB on current job over 11 years.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00154	9897fbf2-b2d5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 68.07% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.98 months reserves. Years in Field Borrower has been in same field of work for 30 years. / CB on current job over 11 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00156	149d10ed-22b9-4f5b-b3b1-1886dbc0c0b9	1679		TQM/HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		09/04/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.67% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 829		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00156	041d3486-75ce-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending data HMDA review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.67% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 829		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00175	9dfeb78b-25cb-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 153.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.71%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00178	8c2ed3b2-4375-451a-ae1f-3a26ec1a381e	3169		TQM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. eSignature on Initial CD is null and void due to the missing eConsent form; therefore, the mailbox rule was applied. No cure.	09/23/19: Please provide an example of what you are requiring.	09/26/19 Lender provided evidence of e consent. Condition cleared. 09/24/19: Uploaded examples. Please provide copy of signed E-Sign Consent Form giving the Lender permission to do so. Condition maintained. 09/13/19: Lender provided the Electronic Records &Signatures Agreement. Please provide evidence of acceptance. Condition maintained.	LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 73.88%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 765. Years in Field Borrower in same line of work for 36 years.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00178	28180fcf-a5d4-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence documenting the source of a large deposit.
09/24/19:  Upon further review, DU line 21, If depository assets are needed to support the amount of funds required and reserves, verify these assets with a verification of deposit or bank statements covering a two-month period, refer to the Selling Guide for guidance on evaluating un-sourced large deposits, and direct verifications provided by a third party asset verification vendor are acceptable if completed in accordance with the Selling Guide. The FNMA selling guide page 417, evaluating large deposits on refinance transactions. Documentation or explanation for large deposits is not required; however, the lender remains responsible for ensuring that any borrowed funds, including any related liability, are considered. Condition rescinded.
												LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 73.88%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 765. Years in Field Borrower in same line of work for 36 years.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00178	0a5cfabb-23a0-4886-a47b-d5b85528312f	3326		TQM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		09/26/19 09/26/19 Lender provided evidence of e consent. Condition cleared. 09/13/19: Lender provided the Electronic Records &Signatures Agreement. Please provide evidence of acceptance. Condition maintained.	LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 73.88%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 765. Years in Field Borrower in same line of work for 36 years.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00178	1f48f7ef-a5d4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 73.88%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 765. Years in Field Borrower in same line of work for 36 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00178	b09e8b87-f9d3-e911-abc7-f4e9d4a75a52	915		TQM/Non-HPML		Credit		Missing asset documentation	XXXXXXXXX Assets are not sourced. The statement for account #XXXX on final application reflects a deposit of $XXXX. There is no evidence in the file documenting the source of the deposit.
09/24/19: Upon further review, the FNMA selling guide page 417, evaluating large deposits on refinance transactions. Documentation or explanation for large deposits is not required; however, the lender remains responsible for ensuring that any borrowed funds, including any related liability, are considered. DU line 21, If depository assets are needed to support the amount of funds required and reserves,verify these assets with a verification of deposit or bank statements covering a two-month period, refer to the Selling Guide for guidance on evaluating un-sourced large deposits, and direct verifications provided by a third party asset verification vendor are acceptable if completed in accordance with the Selling Guide. Condition rescinded.
												LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 73.88%. FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 765. Years in Field Borrower in same line of work for 36 years.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00161	770a0ac4-20d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 211.50 months reserves DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 29.78% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 714		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00330	fcf4f1e4-b40f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum 36.63% lower than guideline max of 45% CLTV is lower than guideline maximum 59.01 CLTV lower than guideline max of 80% Years in Field 15 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00472	a31fc974-250d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 786 Years in Field Borrower has 15 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $18,428.94 in disposable income.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00472	7ba2adb6-6d0c-ea11-94d7-f4e9d4a75ba2	29		Not Covered/Exempt		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXXXXX.XX less cash to close $XXXXXX.XX results in $XXXXXX.XX shortage of funds to close.		11/27/2019: Lender provided the Closing Disclosure and Note from their cashout refi of their primary residence netting over $XXXK, sufficient assets have now been verified, condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 786 Years in Field Borrower has 15 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $18,428.94 in disposable income.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00472	13b19937-6e0c-ea11-94d7-f4e9d4a75ba2	824		Not Covered/Exempt		Credit		Insufficient Reserves	0 mos. < 7 mos. required, per lender. Assets verified of $XXXXXX.XX, minus cash to close of $XXXXXX.XX = $XXXXX.XX for reserves which is not sufficient for the subject and additional financed properties.		11/27/2019: Lender provided the Closing Disclosure and Note from their cashout refi of their primary residence netting over $XXXK, sufficient assets have now been verified, condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 786 Years in Field Borrower has 15 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $18,428.94 in disposable income.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00430	049c4e3c-8222-ea11-8f12-f4e9d4a75a52	855		Not Covered/Exempt		Credit		Failure to obtain Verification of Mortgage	Missing verification of newly acquired PITI and payoff of mortgage lien for the primary residence. Additional conditions may apply.		12/24/2019- Simultaneous CD on primary verifying PITI provided. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 59.89%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 40.38%. Reserves are higher than guideline minimum UW guides require 1.40 months reserves, loan qualified with 7.30 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00394	0839d6da-4510-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Co-Borrower has 15 years in Field. Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 8.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00295	cf77e083-ac0f-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.27%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00462	f52b62de-7122-ea11-8f12-f4e9d4a75a52	920		Not Covered/Exempt		Credit		Missing Note	The Note is missing from the loan file.		12/26/2019-Subject loan provided. Condition cleared.12/24/2019-Note provided is not for the subject transaction. Condition retained.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 772. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.40 months reserves Years Self Employed Borrower has 10 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00450	bd99d4c0-920f-ea11-94d7-f4e9d4a75ba2	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated XX/XX/XXXX does not list the name of the government entity assessing the tax. No Cure.	12/03/2019-please see the attached CD updated with the correct payee information for Taxes	12/03/2019- PCCD dated XX/XX/XXXX and LOX with updated payee name for transfer tax in section E provided. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,150.17 in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.10 months reserves. Full Documentation Loan is a Full Documentation loan.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00450	705a722c-c262-476a-8369-931d0941f261	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/25/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,150.17 in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.10 months reserves. Full Documentation Loan is a Full Documentation loan.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00450	0c237883-0b0e-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,150.17 in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.10 months reserves. Full Documentation Loan is a Full Documentation loan.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00450	f0acbc63-0c0e-ea11-94d7-f4e9d4a75ba2	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		12/03/2019-Hazard policy provided. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,150.17 in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.10 months reserves. Full Documentation Loan is a Full Documentation loan.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00450	7f165159-bd3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal not provided		Loan approved with a PIW, final grade will be a B.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,150.17 in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.10 months reserves. Full Documentation Loan is a Full Documentation loan.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Cleared
FSMT20201INV00290	cf8c1463-9313-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves. Years in Field Borrower has 10 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00290	c1a1658d-bd3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal missing		Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.70 months reserves. Years in Field Borrower has 10 years in Field.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00267	88271ea7-250d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 806 . Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 85.40 months reserves. Years in Field Borrower has 19 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00267	b6875372-bc3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal Missing		Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 806 . Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 85.40 months reserves. Years in Field Borrower has 19 years in Field.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00237	6f59946c-6523-ea11-8f12-f4e9d4a75a52	2884		TQM/Non-HPML		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for Loan Purpose. Audit Loan Purpose: Refi Cash Out- Other vs. Data Tape: Cash out Refinance.	12/24/2019-XXXXXXXXXX agrees this is a cash out refinance. what you have suspended for is the same thing but wording is just reading opposite	12/24/2019-Lender agrees with audit value loan purpose Cash Out refinance.	FICO is higher than guideline minimum Creidit score is 808 Reserves are higher than guideline minimum additional 30 months reserves No Mortgage Lates Mortgage history verifies 35 months with no lates.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00306	4e697c42-5215-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 717. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 162.60 months reserves. Years on Job Borrower has 4.7 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00306	56726e64-be3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal missing		Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 717. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 162.60 months reserves. Years on Job Borrower has 4.7 years on job.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00268	f3bbd93b-5c0d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 10.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,241.91in disposable income.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00268	661bb00e-bd3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal not provided		Loan approved with a PIW, final grade will be a B.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 10.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,241.91in disposable income.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00298	7ecc3866-462e-4f4d-8c16-38a2dddd07a3	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/25/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum LPA require 0 months’ reserves, loan qualified with 12 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.75% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00298	5c1b99aa-c90f-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum LPA require 0 months’ reserves, loan qualified with 12 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.75% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00352	c689cd16-2e7f-47bb-8344-501159f681ba	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/25/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00352	b6d9a6a5-260d-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00309	21e1a994-9fd5-45c4-9b9a-b15ec2e4c948	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/2/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 773. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.70 months reserves. Years on Job Borrower has 9 years on job.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00309	76193cdc-5215-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 773. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.70 months reserves. Years on Job Borrower has 9 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00309	bb4c6f93-be3b-ea11-8f12-f4e9d4a75a52	77		TQM/Non-HPML		Property		571 - Appraisal Missing	Appraisal missing		Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 773. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.70 months reserves. Years on Job Borrower has 9 years on job.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00350	a86b1706-260d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 802 . Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves. Years on Job Borrower has 10.5 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00350	eb2ab65a-c33b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal missing		Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 802 . Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves. Years on Job Borrower has 10.5 years on job.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00335	2b15b650-66b2-4b10-bd2f-e6af13d3139e	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/29/2019: This finding is deemed non-material with a final grade of a “B”	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 696. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves. Years in Field Borrower has 5 years in Field.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00335	c189d0ae-e30e-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 696. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves. Years in Field Borrower has 5 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00239	f44a8907-e5f5-4b0d-8d3c-755d469c9853	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		12/19/2019: This finding is deemed non-material and rated a B.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 47.73% Years in Field Borrower has 18 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00456	8b0ce435-8b0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.10% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00241	d14231c0-59c9-4efd-8ed9-7ceea3d6eeaf	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/10/19: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.01% Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,803.56in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00241	3fc10a1d-4fb1-44b7-84ae-266deb68231a	1672		TQM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		12/10/19: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.01% Years on Job Borrower has 13 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,803.56in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00296	d55f60e7-d40e-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 788. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.90 months reserves. Years in Field Borrower has 8 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00331	222027ad-897f-40f8-93d8-ff162b8fa634	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/02/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 709. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. Years on Job Borrower has 12.3 years on job.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00331	5becf01b-5415-ea11-94d7-f4e9d4a75ba2	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing 4506-T.		12/12/2019 signed 4506 T provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 709. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. Years on Job Borrower has 12.3 years on job.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00331	b4c840fa-5315-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 709. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. Years on Job Borrower has 12.3 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00331	f8b581de-5315-ea11-94d7-f4e9d4a75ba2	1702		TQM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4566-T at application or closing. Executed 4506-T at application/closing not provided.		12/12/2019 signed 4506 T provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 709. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. Years on Job Borrower has 12.3 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00331	1b679ab6-2a3d-ea11-bfd5-f4e9d4a75ba2	77		TQM/Non-HPML		Property		571 - Appraisal Missing	Appraisal Not Provided		1/22/20: Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 709. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. Years on Job Borrower has 12.3 years on job.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00458	913a1f7a-a729-413e-9612-760f2036fb48	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/13/2019: This finding is deemed non-material Per SFIG with a final grade of a “B”.	Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XXXXXX.XX in disposable income CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 66% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 757		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00458	654d98a7-db1d-ea11-94d7-f4e9d4a75ba2	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing VOE.		12/20/2019-VVOE on co borrower provided. Condition cleared.	Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XXXXXX.XX in disposable income CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 66% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 757		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00458	9337fd97-da1d-ea11-94d7-f4e9d4a75ba2	701		TQM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.		12/20/2019-VVOE on co borrower provided. Condition cleared.	Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XXXXXX.XX in disposable income CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 66% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 757		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00293	b69ddaee-0115-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Years on Job Borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00302	e6dd41db-b90c-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 81.40 months reserves Years on Job Borrower has 6 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00452	a506dc40-e415-ea11-94d7-f4e9d4a75ba2	2884		Not Covered/Exempt		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for the Mortgage Loan Originator NMLS ID. Audit NMLS ID XXXXXX vs. Data Tape XXXXXXXX.		12/6/2019: Lender agrees with audit findings. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 790 . Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 90.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,681.27 in disposable income.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00452	1aa83ccc-250d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/03/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 790 . Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 90.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,681.27 in disposable income.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00452	678688ed-a40c-ea11-94d7-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		11/27/2019: Sign tax returns provided, however dated post close, loan will be graded a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 790 . Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 90.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,681.27 in disposable income.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00452	3da7e602-a50c-ea11-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		11/27/2019: Sign tax returns provided, however dated post close, loan will be graded a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 790 . Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 90.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,681.27 in disposable income.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00461	5a3648a7-440e-4564-8348-44235a6b8ade	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		12/19/2019: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 8.73% No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00301	c159df3e-973e-47af-9e05-9b272d7a7687	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/16/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXXX.XX in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 72 months payment history with no late payments Years in Field Borrower has 27 years in Field		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00428	f2dcffdb-1d93-4141-bf63-59305abb0c65	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		12/20/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves Years on Job Borrower has 15 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX.XX in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00334	ebefd4b0-1ea1-47dc-9386-c19c560031aa	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		12/17/19: This finding is deemed non-material and rated a B.	Years in Field Borrower has 10 years same field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00378	4bd9216d-760f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 796. Years Self Employed Borrower has 10 years Self Employed. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00378	ea21c138-760f-ea11-94d7-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.		11/27/2019: Audit has reviewed and determined, that per the Note in the file, pg 345, the primary residence housing payment history is in the name of the non-borrowing spouse, therefore is not available for the borrower. This is also verified by the property detail report, pg 361. A satisfactory mortgage payment history has been provided for all other OREO that is owned by the borrower, condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 796. Years Self Employed Borrower has 10 years Self Employed. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00266	6b294acc-0604-4c6e-b3c1-55a17dcac13e	1679		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/16/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.60% Years on Job Borrower has 2 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0028	16f33fe9-9ec3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	CLTV is lower than guideline maximum Guidelines maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum Guidelines require FICO of 680, loan qualified with FICO of 773 DTI is lower than guideline maximum Guideline maximum DTI of 45%, loan qualified with DTI of 22.64%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00126	3a794507-77d5-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for title notary Section B.		09/12/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00126	bafadd0b-d53a-4423-bd73-828510162679	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		09/12/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00126	852a93f4-c83b-4d1b-b163-75ba306a7a8a	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		09/12/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00126	cad11c9b-76d5-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to invalid AUS and DTI exceeds guidelines.		09/25/19: Audit reviewed Lender's revised AUS which approved the DTI 45.95%, Audit DTI 46.25%. FNMA guides permit tolerance of 3%, AUS DTI within 3% of Audit DTI. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00126	5850fa36-acd4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00126	5782994c-add4-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 26.97%. Due to the improper calculation of rental income/rental loss the actual DTI is 45.79%. Based on the documentation provided in the file.
09/25/19: Audit reviewed Lender's revised AUS which approved the DTI 45.95%, Audit DTI 46.25%. FNMA guides permit tolerance of 3%, AUS DTI within 3% of Audit DTI. Condition cleared. 09/19/2019-Lender provided updated AUS with updated REO net rental incomes. REO#2 net rental income requires adjustment increase from -$XXX.XX to -$XXX.XX. Audit review of the schedule E corrected the NRI for REO#2  $XXXX.XX- XXXX.XX= ($XXX.XX).  Gross rental income now correctly based on 365 days as disclosed on Schedule E file page 218. Condition retained.09/17/19: Audit calculations are as follows:  Total Revolving Debt: $XX.XX. Primary Payment: $XXXX.XX. Subject Property: XXXXXXXXXXXXX. XXXX.XX @ 75% or $XXXX.XX- XXXX.XX= ($XXX.XX).  REO #1: $XXXX.XX- $XXXX.XX= ($XXX.XX).  REO#2  $XXXX.XX- XXXX.XX= ($XXX.XX).  REO#3  $XXXX.XX- XXXX.XX =($XXXX.XX). Net Rental Loss: ($XXXX.XX). Divided by total income $XXXXX.XX. DTI 45.79%. Condition maintained.
												Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00126	b976ee49-77d5-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects the incorrect DTI and rental income/rental loss		09/25/19: Audit reviewed Lender's revised AUS which approved the DTI 45.95%, Audit DTI 46.25%. FNMA guides permit tolerance of 3%, AUS DTI within 3% of Audit DTI. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18.94 months’ reserves, loan qualified with 246.90 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00152	adaff1ce-d4d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 15 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 8.05 months reserves, loan qualified with 49.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00107	bd554d12-3dd6-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 249.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00107	9e56a42a-add4-e911-abc7-f4e9d4a75a52	913		Not Covered/Exempt		Credit		Missing appraisal completion certificate (442)	Failure to obtain Appraisal Completion Certificate (442)		09/16/2019: The appraisal completion certificate was provided. Condition cleared.	Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 249.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00163	9a74fadd-33cf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.83% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.17%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0075	55825ad3-95bf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 19.73 months reserves, loan qualified with 54.20 months reserves CLTV is lower than guideline maximum UW guiides require CTLV of 80%, Loan approved with an CLTV of 75% FICO is higher than guideline minimum UW guides require FICO of 680, Loan approved with an FICO of 754		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	305c8af1-602f-4949-bdf0-37f2a28eca24	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	(Added 09/16/19) The LE is missing from the loan file. Additional conditions may apply.		09/17/2019- Missing LE's provided. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00102	2cf73a9e-f8d3-e911-abc7-f4e9d4a75a52	14		Not Covered/Exempt		Credit		Failure to obtain Title	A Copy of Title for the subject property was not provided.		09/16/19: Lender provided a copy of title for the subject property. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	ab9f166d-f8d3-e911-abc7-f4e9d4a75a52	24		Not Covered/Exempt		Credit		Missing appraisal	Appraisal and comparable rent schedule on Form 1007 not provided.		09/16/19: Lender provided the Appraisal and comparable rent schedule on Form 1007. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	a3568c84-f8d3-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing all asset documentation including 1031 exchange documents.		09/19/2019- Final certified statement provided. Condition cleared.09/16/19: Lender provided the borrower's asset documentation. Settlement statement for property #2 on the final application, however it is not signed or certified by the title agent. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	0a610913-f9d3-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	UCPD is missing from file.		09/16/19: Lender provided the UCPD for the subject property. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	4243dda5-f8d3-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided.		09/16/19: Lender provided evidence of tax and insurance for the borrower's primary residence. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	156dd78e-f8d3-e911-abc7-f4e9d4a75a52	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from property #2 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		09/19/2019- Final certified statement provided. Condition cleared.09/16/19: Lender provided the settlement statement for property #2 on the final application, however it is not signed or certified by the title agent. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00102	b16ab642-fad3-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Property		Missing Appraisal Completion Cert	The appraisal is subject to repairs or subject to completion. Satisfactory completion certificate not provided.		09/16/19: Lender provided the completion certifications for the subject property. The subject has been completed 100% in accordance with the plans, specifications and contracted options with the exception of the backyard built-in bbq grill. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 45.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 234.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV004	458c6ce5-9aaf-e911-abc7-f4e9d4a75a52	3296		TQM/Non-HPML		Compliance		Closing Disclosure document error	The Survey disclosed in Section H of the final Closing Disclosure is missing the name of the service provider. Provide re-disclosed CD and letter of explanation.		07/26/2019: This finding is deemed non-material under SFIG and rated a “B”	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 107.80 months’ reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV004	f9bbf61d-984a-44a0-b00d-ee2bde65cdf9	3284		TQM/Non-HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $0.00 on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		07/30/2019- COC reflecting pricing change due to change in occupancy on initial CD provided. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 107.80 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV004	52d6320f-9daf-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 107.80 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0067	4720c861-fabd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,799.44 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 8.78 months reserves, loan qualified with 99.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0067	73cb8277-06be-e911-abc7-f4e9d4a75a52	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	AUS required satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify for REO #3 listed on final 1003.		09/16/2019- Credit supplement dated prior to close with 12 month pay history and statement showing pay history up through closing provided. Condition cleared.09/13/19: Lender provided the payment history. AUS required satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify for REO #3 listed on final 1003. Condition maintained.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,799.44 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 8.78 months reserves, loan qualified with 99.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0084	bc531cb6-d7c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 11.65%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0084	d61a3246-f5c4-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Lender used $XXX.XX monthly property taxes. Tax cert in file list $XXX.XX. Please provide evidence of lender calculation.		08/29/19: Lender provided a revised CD and LOE to the borrower. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 11.65%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Cleared
FSMT20201INV0034	06691866-16c8-e911-abc7-f4e9d4a75a52	3		Not Covered/Exempt		Credit		CLTV Exceeds Guidelines	The AUS reflects a CLTV of 72.09%, however the current CLTV of the subject is 77.07%. Lower appraised value of $XXXXXX was used vs $XXXXXX used by lender.		09/11/2019- Subject appraisal dated XX/XX/XXXX provided with UDCP. Condition cleared09/06/19: Lender provided a revised appraisal dated XX/XX/XXXX with a value of $XXXXXX.XX. UCPD in file is for the prior appraisal. A UCPD is required in every file including the CU score. Condition maintained.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 120.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.140% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0034	c7b88997-17c8-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #7 located on final 1003.	09/05/19: There is no lease borrower was qualified with full PITI
09/16/2019- Updated AUS reflecting REO 7 PITI counted in debt provided. AUS DTI matches to audit. Condition cleared.09/12/19: Without the income for REO#7 of XXX.XX Audit calculations are as follows: Total revolving debt: $XXX.XX.  Primary Residence:  $XXXX.XX .  Investment properties: REO #1: $XXXX.XX @ 75% or $XXXX.XX- XXXX.XX= ($XXX.XX), REO#2:  $XXXX.XX- XXXX.XX= $XXXX.XX. REO #3: $XXXX.XX- XXXX.XX= $XXXX.XX, REO #4: $XXX.XX- XXXX.XX= ($XXXX.XX). REO #5:  ($XXX.XX). REO #6: ($XXXX.XX).  Borrower base income: $XXXXX.XX.  Condition maintained. 09/06/19: DTI 20.41% which exceeds the 3% tolerance. Condition maintained.
												Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 120.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.140% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0081	a9e279ca-2ec5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years in Field Borrower has 35 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.59%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0081	5d2ef997-b2c5-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Missing evidence of property taxes for subject property matching lender's calculation of $XXX.XX.		09/03/2019-Lender tax calculation worksheet provided. Condition cleared.08/30/19: Documents provided show $XXX.XX a month. Taxes are escrowed. Condition maintained.	Years in Field Borrower has 35 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.59%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0068	0da11602-7cc3-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to VVOE is missing for the co-borrower.		08/30/19: Lender provided the VVOE within 10 business days prior to the note date for the co-borrower. Condition cleared.	Years on Job Co-borrower on job for 22 years No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.44%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0068	9b8ded2a-c0c5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years on Job Co-borrower on job for 22 years No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.44%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0068	9a77ada1-c0c5-e911-abc7-f4e9d4a75a52	701		TQM/Non-HPML		Credit		Failure to obtain Employment Verification	The AUS requires a VVOE within 10 business days prior to the note date. The VVOE is missing for the co-borrower.		08/30/19: Lender provided the VVOE within 10 business days prior to the note date for the co-borrower. Condition cleared.	Years on Job Co-borrower on job for 22 years No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.44%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0019	0f659708-f2bd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 23 years in the field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0019	b34a5f4d-2bbd-e911-abc7-f4e9d4a75a52	6		Not Covered/Exempt		Credit		Insufficient Reserves	19.90 mos. < 34.95 mos. required, per lender. Assets verified of $XXXXX.XX, minus cash to close of $XXX.XX = $XXXXX.XX for reserves which is not sufficient for the subject and additional financed properties		08/29/19: Lender provided the revised AUS showing assets listed on the 1003. Borrower has sufficient reserves. Condition cleared. 08/21/19: Lender provided additional asset documentation. Please provide a revised AUS/1008 and 1003. Condition maintained.	Years in Field Borrower has 23 years in the field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0039	05a1a173-7e7d-4a5b-9177-bca083b7d1d8	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for taxes vs the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation. The final Closing Disclosure dated (XX/XX/XXXX) indicates the Estimated Taxes, Insurance and Assessments as ($XXX.XX) a month vs. the calculated value of ($XXX.XX) a month. The lender (did not include the taxes/hazard insurance/flood insurance/HOA of $$$$  OR : used the incorrect amount of $XXX.XX for the  taxes/hazard insurance/flood insurance/HOA vs. the actual amount of $XXX.XX).  No Cure.
											08/14/2019: This finding is deemed non-material and rated a B	Years Self Employed Borrower has been self-employed 23 years Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $81,394 in disposable income No Mortgage Lates No mortgage lates reported on Credit report.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0039	bb060d77-f5be-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has been self-employed 23 years Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $81,394 in disposable income No Mortgage Lates No mortgage lates reported on Credit report.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0039	8db5453c-fabd-e911-abc7-f4e9d4a75a52	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	Lender's guidelines require 2 months bank statements to verify sufficient funds to close and reserves. The file is missing verification of retirement accounts for reserves.		08/28/19: Lender provided the 401K terms for the borrower's retirement account. Condition cleared. 08/20/2019- Retirement account statement verifying sufficient funds available for transaction provided. Provide terms and conditions on retirement account by which borrower may access funds as borrower is not 59 1/2 years of age. Condition retained.08/19/2019- 2 months bank statements provided verify $XXXXX.XX. AUS condition #21 file page 97 requires asset of $XXXXX.XX to be verified. Final 1003 shows retirement assets file page 67 not verified. Condition retained.	Years Self Employed Borrower has been self-employed 23 years Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $81,394 in disposable income No Mortgage Lates No mortgage lates reported on Credit report.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0073	93d35d83-e8c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years Self Employed Borrower has 23 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 132 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0023	1a232ce3-41b5-e911-abc7-f4e9d4a75a52	1739		Not Covered/Exempt		Compliance		Missing Mortgage	Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording i.e. Statement from the Title Company and/or Closing Agent		08/09/19: Lender provided evidence that the Mortgage/Deed of Trust was sent for recording. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years in Field Borrower has 14 years in Field General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0023	2f5e0d54-83b8-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years in Field Borrower has 14 years in Field General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0023	57a7dae9-9fb4-e911-abc7-f4e9d4a75a52	801		Not Covered/Exempt		Credit		Misrepresentation of Occupancy	The file was purchased as an investment property. However, the HOI policy reflects the Occupancy type as Secondary/Vacation		09/05/19: Lender provided the updated HO6. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years in Field Borrower has 14 years in Field General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00162	0f64ad6a-f282-4df0-8603-47103a6f87e0	2830		Not Covered/Exempt		Compliance		ECOA Non-Compliant: Appraisal not Completed.	ECOA Non-Compliant: Appraisal disclosure not provided.		09/13/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00162	689e73ee-a2dc-4a43-99d0-1606b02ed0b9	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		09/13/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00162	fb34e983-0310-4096-8ca5-11bead7fa5d2	2862		Not Covered/Exempt		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure		09/13/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00162	223312f2-2e5b-40cf-8720-cf68853a17a0	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/13/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00162	00ef0387-3ad6-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. Additional conditions may apply		09/17/2019-CD provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00162	c1e01e7e-c017-42e9-9d36-a93636cd03b4	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No Cure		09/17/2019-LE's provided. Condition cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00162	1c7fa12b-3ad6-e911-abc7-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		09/17/2019-Lock provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00162	0bd4bb4d-4fa1-412b-9833-18851fd64a2c	1665		Not Covered/Exempt		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		09/13/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00162	a6c6b74f-3ad6-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	– Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00162	f5ed7b5e-d5d4-e911-abc7-f4e9d4a75a52	24		Not Covered/Exempt		Credit		Missing appraisal	Appraisal not provided.		09/18/19: Lender provided the completion certification form 442. Condition cleared. 09/17/2019- Appraisal provided is marked "Subject to". Provide the appraisal completion certification form 442. Condition retained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 13.7months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.68%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV006	29712291-cdbd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.3 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 763 FICO. Years on Job Borrower has been on current job for over 8.9 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0087	fd5e0db2-28c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 55.60 months reserves Years in Field Borrower has 11 years in Field No Mortgage Lates Credit report) verifies 56 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0087	5917ce16-4cc0-e911-abc7-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for the subject property		08/29/19: Lender provided evidence of the HOA dues for the subject property. Condition cleared.	Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 55.60 months reserves Years in Field Borrower has 11 years in Field No Mortgage Lates Credit report) verifies 56 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0087	bfe00a9d-3cc0-e911-abc7-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal not provided in the loan file. Loan was approved with a PIW.		01/22/2020 Loan approved with a PIW, final grade will be a B. 08/29/2019 – Investor confirmed that they agreed to a stipulation allowing 3% of the final pool to have PIW’s. AUS allowed a PIW for this loan. Condition Cleared.08/28/19: Lender must obtain an exception from the investor. Condition maintained.	Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 55.60 months reserves Years in Field Borrower has 11 years in Field No Mortgage Lates Credit report) verifies 56 months payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0087	a5fae84a-4bc0-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		08/29/2019 – Investor confirmed that they agreed to a stipulation allowing 3% of the final pool to have PIW’s. AUS allowed a PIW for this loan. Condition Cleared.08/28/19: Lender must obtain an exception from the investor. Condition maintained.	Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 55.60 months reserves Years in Field Borrower has 11 years in Field No Mortgage Lates Credit report) verifies 56 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00191	2e257db7-29d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Years Self Employed Borrower has been self employed for 10 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifeid with 162.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00160	80617853-d1c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/17/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.75% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,889.27 in disposable income Years on Job Borrower has 5.7 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00160	298d3531-efc4-e911-abc7-f4e9d4a75a52	9		Not Covered/Exempt		Property		Appraisal not provided	Appraisal not provided in the loan file. Loan was approved with a PIW.		1/20/20: Final grade will be a B for all agencies. 08/22/2019: Upon further review, the AUS allowed for the PIW. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.75% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,889.27 in disposable income Years on Job Borrower has 5.7 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00160	67130539-efc4-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		09/17/2019 - UCPD not required on loans with a PIW. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.75% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,889.27 in disposable income Years on Job Borrower has 5.7 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV009	b6dd33f9-f4bd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 203 months reserves FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualifed with FICO of 780 Years on Job Borrower has 10 years on the job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00135	93fc91e2-f1d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 752. LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 75%. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00135	2d3aaad3-f1d3-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Property		Missing Appraisal Completion Cert	Failure to obtain Appraisal Completion Certificate (442)		09/06/19: Lender provided the Appraisal Completion Certificate (442). Condition cleared.	FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 752. LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 75%. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0056	d1a410fe-67c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43.06%, loan qualified with DTI of 31.23% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.3 months reserves Years in Field Borrower has 11 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0056	a8ff590d-68c3-e911-abc7-f4e9d4a75a52	73		Not Covered/Exempt		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 7.3 years. According to the AUS Approval, documentation for a self-employed borrower requires an independent confirmation of self-employment dated no more than 120 calendar days prior to the Note date. The loan file contained no verification of the borrower’s self-employment.
08/30/19: Lender provided evidence the information was obtain within 120 days, as of the note date. Condition cleared. 08/29/19: Lender provided a business license for LLC. Self-Employed within 120 calendar days prior to the note date. Direct verification by a third party employment verification vendor is acceptable if completed within the same timeframes, and the information is not more than 35 days old (120 days old if self employed) as of the note date. Condition maintained. 08/26/2019- Self employment verification is dated XX/XX/XXXX which is greater than 120 days to Note date of XX/XX/XXXX. Condition retained.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43.06%, loan qualified with DTI of 31.23% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.3 months reserves Years in Field Borrower has 11 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0056	89441974-68c3-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #4 on the final application not provided.		08/26/2019-Insurance of REO#4 provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.06%, loan qualified with DTI of 31.23% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.3 months reserves Years in Field Borrower has 11 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00206	d43a7c65-05d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776. Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum Loan qualified with 72 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00206	8e8fd8db-04d4-e911-abc7-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report for the borrowers was not provided		09/17/19: Lender provided the credit report #XXXXXXX used in the AUS. Condition cleared. 09/13/2019 The credit report provided reflects order ID #XXXXXX and does not match to the Credit report ID #XXXXXX used in the AUS. See file page 142 item#31. Provide the credit report used in the AUS evaluation. Condition retained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776. Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum Loan qualified with 72 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0038	28167307-f7bd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 2.23 months reserves, loan qualified with 175.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,959.76 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0038	e3767269-29bd-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 46%. Due to the improper calculation of income the actual DTI is 51.41%.		08/19/2019- Gross up of social security benefits permitted based on breakdown of taxable and non taxable breakdown on XXXX tax return. Condition cleared. Audit DTI with guidelines.	Reserves are higher than guideline minimum UW Guides require 2.23 months reserves, loan qualified with 175.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,959.76 in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0038	0bfbd7e8-f6bd-e911-abc7-f4e9d4a75a52	735		Not Covered/Exempt		Credit		Failure to obtain Mortgage Rider	Missing PUD Rider		08/19/2019- Lender corrected 1008 and AUS to SFH from PUD. Appraisal in fie reflects SFH. PUD not checked and reflects no HOA fees. Prelim title does not reflect a PUD rider requirement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2.23 months reserves, loan qualified with 175.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,959.76 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0038	b24cbcf0-2bbd-e911-abc7-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property.		08/19/2019- Lender corrected 1008 and AUS to SFH from PUD. Appraisal in fie reflects SFH. PUD not checked and reflects no HOA fees. Prelim title does not reflect a PUD rider requirement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2.23 months reserves, loan qualified with 175.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,959.76 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0038	e02e3057-2abd-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.		08/27/2019- Signed XXXX page 1 provided	Reserves are higher than guideline minimum UW Guides require 2.23 months reserves, loan qualified with 175.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,959.76 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0038	87d09ebe-2cbd-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Property		Missing Appraisal Completion Cert	Missing Appraisal Completion Certificate (442) as indicated on the final Closing Disclosure		08/30/19: Lender provided evidence of receipt. Condition cleared. 08/19/2019-Appraisal is marked As is". Lender provided PCCD dated XX/XX/XXXX with LOX and copy of cure check refund for appraisal inspection fee. Missing evidence of delivery to borrower. Condition retained.	Reserves are higher than guideline minimum UW Guides require 2.23 months reserves, loan qualified with 175.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,959.76 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0033	5b37ed0c-f9bd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 128.1 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0033	1eef8d4d-f4bd-e911-abc7-f4e9d4a75a52	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements. The loan file is missing 2 months' bank statements for asset #1 on the final application		08/15/2019- Bank statements provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 128.1 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0033	588fc3e6-f4bd-e911-abc7-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided. All pages to the credit report in file are not legible		08/15/2019- Credit report provided. condition cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 128.1 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0033	8c90084a-f5bd-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing evidence of P & I for properties #6 and #7 on the final application; which closed concurrently		08/15/2019- First payment letter verifying P&I portion of payment on REO#6 and #7 provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 128.1 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0033	7b57be42-f5bd-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #7 on the final application.		08/15/2019- Comparable rent schedule provided documenting $XXXX.XX rent rate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 128.1 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0033	2585d858-f5bd-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for properties #6 and #7 on the final application not provided; which closed concurrently
08/28/19: Lender provided evidence of the PITIA for property #6 on the final 1003. DTI is within tolerance. Condition cleared. 08/21/19: Lender provided evidence of amount for the HOA on REO#6. HOA $XXX.XX a month. 43.98% DTI exceeds guidelines  Condition maintained. 08/19/2019- Master insurance policy on REO#6 provided. REO#6 is a condo. Provide evidence of amount for the HOA on REO#6. Condition retained.08/16/2019- No document uploaded to cleanroom to review. Condition retained.08/15/2019- First payment letter on REO #7 provided tax and insurance figures as part of total PITI. First payment letter on REO #6 provided taxes but does not provide an amount for insurance. Documentation of monthly insurance amount on REO#6 is missing. Condition retained.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 128.1 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00105	e5ea8327-89ce-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 5 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.51% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00164	d3ac895a-60cf-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 788 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 60 months payment history with no late payments reported Years on Job Borrower has 7 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV005	104c929a-99bf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 Reserves are higher than guideline minimum UW Guides require 12.5 months’ reserves, loan qualified with 113 months’ reserves Years Self Employed Borrower has 11.75 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0070	89ff162e-77c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 799 Years in Field Borrower has 5 years in field. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified at CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0070	cf3ca4f8-f3d3-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	(Added 9/10/2019)Audit DTI of 31.63% exceeds lender DTI of 14.79% by more than 3%. Lender AUS DTI is 14.79% page 13 and 1008 file page 21 both reflect a $XXX.XX monthly primary home payment. Current lease agreement dated XX/XX/XXXX file page 105 reflects a monthly primary home payment of $XXXX.XX on file page 113.		09/11/2019-Update AUS reflecting current primary home payment documented in loan file provided. Audit DTI with tolerance. Condition cleared.	FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 799 Years in Field Borrower has 5 years in field. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified at CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0070	f46a347e-7ac4-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects an incorrect loan amount and primary rental payment. Additional conditions may apply.
09/10/2019-Updated executed Note and Mortgage dated XX/XX reflecting $XXXXXX.XX loan amount provided. Condition cleared.09/04/2019: Lender provided a CD and AUS reflecting loan amount of $XXXXXX. However, the Note and Mortgage both reflect the loan amount as $XXXXXX. Condition maintained. 09/03/2019- AUS and 1008 provided has an incorrect loan amount of $XXXXXX.XX. Loan closed loan amount is $XXXXXX.XX. Provided AUS and 1008 reflecting correct loan amount. Condition retained.08/30/19: AUS incorrect loan amount. DU has $XXXXXX.XX compared to $XXXXXX.XX and lists primary rental payment as $XXX yet lease in file shows $XXXX per pg 113. Condition maintained.
												FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 799 Years in Field Borrower has 5 years in field. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified at CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV007	fac7dc4c-0dbe-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guides require minimum FICO of 680. Loan approved with FICO of 706 Full Documentation Full documentation Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 8.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0014	a94574d2-8bc4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years in Field Borrower has 12 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 66 months’ payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00173	dbf1bf26-64d6-e911-abc7-f4e9d4a75a52	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the property listed on the credit report was/were paid off and Borrower netted sufficient cash to close and/or reserves. This property does not appear on the final loan application but yet the address appears on the credit report dated XX/XX/XXXX. The property is located in South Carolina.		09/17/2019-Mortgage item#1 and #2 on credit report file page 108 are the same mortgage loan. Servicing was recently transferred. Audit also verified that the South Carolina address on the credit report is a commercial building in google street view and would be the address of the servicer. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.98% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00112	4cc03d00-e3d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.81% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00112	90b75d85-1cd3-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	All legal documents reflect the zip code as XXXXX; however, the appraisal and USPS reflect the zip code as XXXXX.		09/12/2019- Lender provided corrected CD, Note and Mortgage. File contains correction agreement limited power of attorney. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.81% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00197	d2f1352e-a1d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifeid with 98.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00130	deb46dbc-03d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 63.3 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.68% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00109	7d2aad8b-50cf-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 Years on Job Borrower has 10 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00153	e479956d-85cd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 19 years on job No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserves, loan qualified with 20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0057	168a053d-82c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9.07 months’ reserves, loan qualified with 107.40 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0057	c136a0e4-9cc5-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects the number of financed properties as 3 vs. the actual of 2.		09/04/2019-Updated AUS reflecting 2 financed properties provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.07 months’ reserves, loan qualified with 107.40 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00198	a42ff48c-f2d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 272.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00171	d3ca0416-d7d4-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for the title Notary.		09/11/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.12 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00171	a067f747-bab2-43f9-85dd-d9d0d310affb	3279		Not Covered/Exempt		Compliance		Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	The revised LE dated (XX/XX/XXXX) reflects (Courier/Exp Mail, Doc Preparation Fee, Edoc Fee, Recording Fee, Sub Escrow, and Wire Fee) that were not listed on the initial LE dated (XX/XX/XXXX) or itemized in the WLSP provided with the initial LE. Please provided completed WSLP corresponding with the updated LE. No Cure.		09/11/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.12 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00171	392a7085-d6d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.12 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0095	01726108-f6d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides reflect minimum FICO of 680, loan qualified with FICO of 796. LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 75%. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0099	af566417-b3a7-404f-afb1-71fe35339e97	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing payment history on primary residence and missing evidence of taxes and insurance for property #2 on the final application		09/18/19: Lender provided the housing history for the primary residence, and evidence of taxes and insurance for property #2 on the final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 111.10 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 704 CLTV is lower than guideline maximum UW Guides maximum Overlay CLTV of 80.00%, loan qualified with CLTV of 36.71%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0099	5504b2b5-f1d2-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 111.10 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 704 CLTV is lower than guideline maximum UW Guides maximum Overlay CLTV of 80.00%, loan qualified with CLTV of 36.71%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0099	5e8dbf73-f9d2-e911-abc7-f4e9d4a75a52	1643		TQM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history for the primary residence not provided on credit report. VOM/HUD required to verify.		09/16/19: Lender provided the housing history for the primary residence. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 111.10 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 704 CLTV is lower than guideline maximum UW Guides maximum Overlay CLTV of 80.00%, loan qualified with CLTV of 36.71%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0099	85c94233-fbd2-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided.		09/18/19: Lender provided evidence of taxes and insurance for property #2 on the final application. Condition cleared. 09/16/19: Lender provided documentation for the primary. Please provide evidence of taxes and insurance for property #2 on the final application. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 111.10 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 704 CLTV is lower than guideline maximum UW Guides maximum Overlay CLTV of 80.00%, loan qualified with CLTV of 36.71%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00214	c4fb20e8-a3d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifeid with 10.30 months reserves DTI is lower than guideline maximum UW Guides maxmum DTI of 45%, loan qualified with DTI of 19.72%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00116	7a3ae516-f6d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.74 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.74%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00116	022a5d5f-f5d3-e911-abc7-f4e9d4a75a52	15		Not Covered/Exempt		Credit		Failure to obtain Hazard Insurance Declaration	All pages of the hazard insurance was not provided.		09/12/2019- Hazard insurance policy provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.74 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.74%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00116	189f38ee-f4d3-e911-abc7-f4e9d4a75a52	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. The Borrower's income is derived from 2 years of both K1 and W2 income. The File is missing XXXX W2 for the Borrower. The XXXX W2 in file does not belong to the Borrower.		09/24/19: Lender provided the XXXX W2 for the borrower. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.74 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.74%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00217	e9d7da88-36c0-45d0-8a4d-4e630cbdbf4c	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/10/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 177.50 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 38.59%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00217	ab46c59f-94f1-4a54-ba76-29e2b5d079cc	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		09/10/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 177.50 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 38.59%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00217	4fcdbc73-b3d5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 177.50 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 803 DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 38.59%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00199	d060cc0a-ffd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.40 months reserves Years in Field Borrower has 10 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00136	5e3e810a-b772-4a08-ba92-78e4ef8a241c	1672		Not Covered/Exempt		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		9/11/19: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.7% Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 14.1 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00136	320476ec-ccd4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.7% Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 14.1 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00136	cba456da-ccd4-e911-abc7-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		09/17/2019-Final 1003 provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.7% Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 14.1 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00111	b4503e8e-c1d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 772. Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 19.80 months reserves. Years Self Employed Borrower has 29.6 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00111	f7278b46-c1d4-e911-abc7-f4e9d4a75a52	73		Not Covered/Exempt		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 29.6 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
09/30/19: Lender provided the license for the borrower's S-Corp. Condition cleared. 09/26/19: Lender provided the borrower’s XXXXXXXXXXXXXXX. Borrower is self employed and 50% owner of the S-Corp. According to the FNMA selling guide, The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date- from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Condition maintained.
												FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 772. Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 19.80 months reserves. Years Self Employed Borrower has 29.6 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00118	022d168c-8cd4-e911-abc7-f4e9d4a75a52	741		TQM/HPML		Credit		Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		09/30/19 HMDA data review complete. Condition cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides does not require minimum disposable income, loan qualified with $14,275.94 in disposable income Full Documentation Loan documented under Full Documentation requirements		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00321	948f84fa-9e0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 21.70months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00273	3c8972a5-350d-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.34% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 59 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00387	9f6de056-c1dc-4bba-a0f9-e5a797b49859	50		TQM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		12/17/2019: This finding is deemed non-material with a final grade of a “B”	Years in Field Borrorwer has been in the field 21.08 years. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 771. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 30.70 months reserves.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00387	57151154-4f06-4632-96ec-d4364fe3ff42	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		12/17/2019: This finding is deemed non-material with a final grade of a “B”	Years in Field Borrorwer has been in the field 21.08 years. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 771. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 30.70 months reserves.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00387	c7b2b111-0121-ea11-8f12-f4e9d4a75a52	2880		TQM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		12/17/2019: This finding is deemed non-material with a final grade of a “B”	Years in Field Borrorwer has been in the field 21.08 years. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 771. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 30.70 months reserves.		Y		3	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00480	2558970d-650d-ea11-94d7-f4e9d4a75ba2	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Primary Residence Borrowers have been in their primary residence for 14.8 years. Years Self Employed Borrower has been self-employed for 11.8 years. Reserves are higher than guideline minimum DU Underwriting Guides require 6 months reserves, loan qualified with 58.80 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00480	505dbed2-f415-ea11-94d7-f4e9d4a75ba2	1		TQM/HPML		Credit		General Credit Exception	AUS approval required payment history for mortgage on the borrower's primary residence in the amount of $XXXXXXX. Documentation verifying payment history and mount not provided.	The concurrent loan for the primary residence was a purchase so no pay history needed. Attached is the Consummation CD for this property showing it is a Purchase. Thank you!
12/10/2019- Borrower was engaged in a simultaneous primary purchase while refinancing departure residence as an investment property. Departure residence payment history is on credit report page 196. Lender provided closing CD on new primary. Condition cleared.12/09/2019-Loan history provided header has loan history XX/XX/XXXX-XX/XX/XXXX yet report appears only to show the payment transaction for one month, the month of November. Provide payment history covering 12 months. If payment history provided is on a recently closed loan, then provided pay history on prior loan or show property was free and clear prior to recent financing. Condition retained.
												Years in Primary Residence Borrowers have been in their primary residence for 14.8 years. Years Self Employed Borrower has been self-employed for 11.8 years. Reserves are higher than guideline minimum DU Underwriting Guides require 6 months reserves, loan qualified with 58.80 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00337	cd5dffac-290d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 4 months’ reserves, loan qualified with 36.90 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00337	b9a5489f-7f0c-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 3%. Due to the improper calculation of rental income, the actual DTI is 32.41%. The lender used monthly rental income of $XXXX.XX for REO #1 reflected on the loan application, however the file does not contain a lease agreement. Additional conditions may apply.		12/04/2019- Lender provided updated AUS with corrected debts and Borrower now reflects as self employed. AUS agrees with audit DTI. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 4 months’ reserves, loan qualified with 36.90 months’ reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00337	62870bd6-7d0c-ea11-94d7-f4e9d4a75ba2	67		Not Covered/Exempt		Credit		Failure to obtain Permanent Resident Alien Card	The final 1003 reflects the borrower as a US citizen. However, the third party fraud tool reflects the borrower as a permanent resident alien. A copy of the Permanent Resident Alien Card for the borrower as required by lender's guidelines was not provided.		11/27/2019: Passport provided for co-borrower, verifying she is a Naturalized US Citizen, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 4 months’ reserves, loan qualified with 36.90 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00337	b9f1fb86-8a0c-ea11-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects the borrower as salaried, however tax returns confirm the borrower is self-employed. Additional conditions may apply.		12/04/2019- Lender provided updated AUS with corrected debts and Borrower now reflects as self employed. AUS agrees with audit DTI. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 4 months’ reserves, loan qualified with 36.90 months’ reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00453	b3dda6ab-c40f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 769 . Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,728.80 in disposable income. Years Self Employed Borrower has 2 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00453	57f7bd1c-110d-ea11-94d7-f4e9d4a75ba2	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		12/08/2019- Purchase contact provided, Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 769 . Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,728.80 in disposable income. Years Self Employed Borrower has 2 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00453	84046393-310d-ea11-94d7-f4e9d4a75ba2	29		Not Covered/Exempt		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXXXXX.XX less cash to close $XXXXXX.XX results in $XXXXXX.XX shortage of funds to close.		12/18/2019- Additional assets statements provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 769 . Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,728.80 in disposable income. Years Self Employed Borrower has 2 years Self Employed.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00453	7140bed5-320d-ea11-94d7-f4e9d4a75ba2	824		Not Covered/Exempt		Credit		Insufficient Reserves	0 mos. < 2 mos. required, per lender. Assets verified of XXXXXX.XX,minus cash to close of $XXXXXX.XX = $XXXXX.XX for reserves which is not sufficient for the subject.		12/18/2019- Additional assets statements provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 769 . Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,728.80 in disposable income. Years Self Employed Borrower has 2 years Self Employed.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00471	fd306cbc-8d17-45df-a76c-ab5e86152aa7	3254		TQM/HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		12/17/2019: This finding is deemed non-material with a final grade of a “B”	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.61% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified FICO of 751 Reserves are higher than guideline minimum UW guides require 6 months' reserves, loan qualified with 719.0 months' reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00471	7adcbfbc-6659-4bc8-af14-ec93f29d772a	2854		TQM/HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to evidence of mortgage payment, taxes and insurance post refinance for property #5 on the final application not provided.		12/20/2019-Note, RE taxes and insurance on REO#5 provided. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.61% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified FICO of 751 Reserves are higher than guideline minimum UW guides require 6 months' reserves, loan qualified with 719.0 months' reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00471	37f40602-6520-ea11-8f12-f4e9d4a75a52	855		TQM/HPML		Credit		Failure to obtain Verification of Mortgage	Evidence of mortgage payment, taxes and insurance post refinance for property #5 on the final application not provided.		12/20/2019-Note, RE taxes and insurance on REO#5 provided. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.61% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified FICO of 751 Reserves are higher than guideline minimum UW guides require 6 months' reserves, loan qualified with 719.0 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00363	038d24ee-2215-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 10 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Reserves are higher than guideline minimum UW Guides require 6.05 months’ reserves, loan qualified with 45.80 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00368	eb6b4b55-8f0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum DU require 9.34 months reserves, loan qualified with 21.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00388	7d6713e9-820c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 739 Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 53.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,553.81 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00388	47056d83-820c-ea11-94d7-f4e9d4a75ba2	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	Current lease/rental agreement or most recent year Schedule E for property #2 on the final application not provided.		12/08/2019- Leases provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 739 Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 53.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,553.81 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00361	bdeadd96-920f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 740. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,210.23 in disposable income Years Self Employed Borrower has 15.4 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00361	f5f5ccb6-930f-ea11-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Most recent year signed returns not provided.		12/10/2019-XXXX signed tax returns provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 740. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,210.23 in disposable income Years Self Employed Borrower has 15.4 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00358	d1e198a1-c60f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 66.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00341	43dab31a-ce0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 No Mortgage Lates Credit Report verifies 64 months’ payment history with no late payments reported Reserves are higher than guideline minimum DU require 11 months reserves, loan qualified with 25.2 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV003	11a12b80-723d-485a-8286-a8316b098893	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/03/2019: This finding is deemed non-material with a final grade of a “B”.	FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 680 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.98 Years in Field Borrower in job field for 10 years.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV003	0ff685f0-0a86-e911-bdd2-f4e9d4a75ba2	2136		TQM/Non-HPML		Compliance		Missing Note	Note is missing from the file.		06/06/2019: Note provided. Exception cleared.	FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 680 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.98 Years in Field Borrower in job field for 10 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00376	cfa928fa-390d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Primary Residence Borrowers have been in their primary residence for 17 years. Years in Field Borrower has 24 years in the field. Reserves are higher than guideline minimum LP Underwriting Guidelines require 0 months reserves, loan qualified with 67.20 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00376	c0e7f3cf-c70f-ea11-94d7-f4e9d4a75ba2	920		Not Covered/Exempt		Credit		Missing Note	Note in the file is missing page 2.		12/03/2019-Note page 2 provided. Condition cleared.	Years in Primary Residence Borrowers have been in their primary residence for 17 years. Years in Field Borrower has 24 years in the field. Reserves are higher than guideline minimum LP Underwriting Guidelines require 0 months reserves, loan qualified with 67.20 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0080	2169501c-9ebe-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,173.12 in disposable income Reserves are higher than guideline minimum UW Guides require 5.16 months reserves, loan qualified with 18.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0080	7a20252b-9ebe-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 47%. Due to the improper calculation of debts, the actual DTI is 52.62%. Lender qualified borrower with total rental income of $XXXX.XX. Audit confirmed total rental income is $XXXX.XX by using 1040's Schedule E, mortgage statements, and taxes and insurance for REO properties located in file.		09/13/19: Lender provided a revised AUS with a DTI of 49%. Provided the missing REO docs and recalculated REO's. 48.67% is within tolerance. Condition cleared. 09/06/19: Lender provided a revised AUS showing a DTI of 48.646%. Audit DTI is 52.62%. Confirmed total rental income is $XXXX.XX by using 1040's Schedule E, mortgage statements, and taxes and insurance for REO properties located in file. For REO #3: HOI p.325; HOA p.339 Missing evidence of taxes. For REO # 7: Mortgage is not on credit report and missing taxes and insurance. Condition maintained.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,173.12 in disposable income Reserves are higher than guideline minimum UW Guides require 5.16 months reserves, loan qualified with 18.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0080	8f32c071-9fbe-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing evidence of P&I payment for property #7 on the final application		09/13/19: Lender provided evidence of the principal and interest for property #7 on the final application. Condition cleared. 09/06/19: Lender provided a revised AUS showing a DTI of 48.646%. Audit DTI is 52.62%. Confirmed total rental income is $XXXX.XX by using 1040's Schedule E, mortgage statements, and taxes and insurance for REO properties located in file. For REO #3: HOI p.325; HOA p.339 Missing evidence of taxes. For REO # 7: Mortgage is not on credit report and missing taxes and insurance. Condition maintained.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,173.12 in disposable income Reserves are higher than guideline minimum UW Guides require 5.16 months reserves, loan qualified with 18.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0080	87422a0e-9fbe-e911-abc7-f4e9d4a75a52	82		Not Covered/Exempt		Credit		Failure to obtain Leasehold Agreements	Missing current lease/rental agreement for property #7 on the final application. Per AUS, both IRS Form 1040 Schedule E or a current lease/rental agreement is necessary to verify all consumer rental income. REO property is not listed on the 1040's Schedule E.		09/13/19: Lender provided the appraisal and operating statement for REO#7 showing market rents of $XXXX.XX. Condition cleared. 09/06/19: Lender provided a revised AUS showing a DTI of 48.646%. Audit DTI is 52.62%. Confirmed total rental income is $XXXX.XX by using 1040's Schedule E, mortgage statements, and taxes and insurance for REO properties located in file. For REO #3: HOI p.325; HOA p.339 Missing evidence of taxes. For REO # 7: Mortgage is not on credit report and missing taxes and insurance. Condition maintained.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,173.12 in disposable income Reserves are higher than guideline minimum UW Guides require 5.16 months reserves, loan qualified with 18.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0080	a28bb2b8-9fbe-e911-abc7-f4e9d4a75a52	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for Property #7 on the final application. VOM required to verify.
09/17/19: Property #7 was a recent purchase. Lender provided the payment letter, note, and CD for the purchase of the property. Condition cleared. 09/13/19: Lender provided the PITI documentation. Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for Property #7 on the final application. VOM required to verify. Condition maintained. 09/06/19: Lender provided a revised AUS showing a DTI of 48.646%.  Audit DTI is 52.62%.  Confirmed total rental income is $XXXX.XX by using 1040's Schedule E, mortgage statements, and taxes and insurance for REO properties located in file.   For REO #3: HOI p.325; HOA p.339 Missing evidence of taxes.  For REO # 7: Mortgage is not on credit report and missing taxes and insurance. Condition maintained.
												Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,173.12 in disposable income Reserves are higher than guideline minimum UW Guides require 5.16 months reserves, loan qualified with 18.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0080	28bb9f8a-9fbe-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #7 and taxes for property #2 on the final application not provided		09/13/19: Lender provided evidence of the taxes and insurance for property #7 and taxes for property #2 on the final application. Condition cleared. 9/06/19: Lender provided a revised AUS showing a DTI of 48.646%. Audit DTI is 52.62%. Confirmed total rental income is $XXXX.XX by using 1040's Schedule E, mortgage statements, and taxes and insurance for REO properties located in file. For REO #3: HOI p.325; HOA p.339 Missing evidence of taxes. For REO # 7: Mortgage is not on credit report and missing taxes and insurance. Condition maintained.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,173.12 in disposable income Reserves are higher than guideline minimum UW Guides require 5.16 months reserves, loan qualified with 18.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0040	6762ae20-9abe-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10 months’ reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0040	8c76650d-9abe-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	DU required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		08/27/2019- VVOE dated XX/XX/XXXX provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10 months’ reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0037	8ffc05e2-86be-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 4 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,172.87 in disposable income Reserves are higher than guideline minimum UW Guides require 9.48 months reserves, loan qualified with 16.90 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0037	74c554a9-86be-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for subject property. Per AUS, current lease/rental agreement is necessary to verify all consumer rental income.		09/03/2019-Lease provided. Condition cleared.08/23/2019-AUS in file page 148 shows subject negative cash flow of $XXX.XX. Lender did not qualify with entire qualifying subject loan payment of $XXXX.XX. Condition retained.	Years on Job Borrower has 4 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,172.87 in disposable income Reserves are higher than guideline minimum UW Guides require 9.48 months reserves, loan qualified with 16.90 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0063	9ae89bf3-a7be-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 27.89 months reserves, loan qualified with 55.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0063	3d56a9d4-d0be-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Evidence of PITI for primary residence of Co-Borrower 2 was not provided.		08/20/2019- PITI mortgage statement on co borrower primary provided. Condition cleared.	Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 27.89 months reserves, loan qualified with 55.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0063	8eba8b44-d0be-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS was not provided for co-borrower. Additionally, the loan application indicated that the borrower was self-employed for 20 years. According to AUS, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business.
09/12/19: Lender provided the Verification of Business Existence: Self-employed Applicant dated XX/XX/XXXX and Business license search. Condition cleared.  09/11/2019- Business license search on Borrower self employed business provided. Date of search not provided. Per Freddie guides Chapter 5304.1 (G) Date requirements: The verification must be completed prior to the Delivery Date, but no more than 120 days prior to the Note Date. Condition retained.08/21/19: Lender provided VOE for the Co Borrower. For the Borrower, according to AUS, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business. Condition maintained.
												Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 27.89 months reserves, loan qualified with 55.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0063	3c1822ba-d0be-e911-abc7-f4e9d4a75a52	2647		Not Covered/Exempt		Credit		Fraud Alert not verified	The Credit Report for Borrower & Co-Borrower reflect fraud alerts. Evidence the Lender addressed the alert not provided.		08/16/19: Lender provided a copy of the third-party fraud report. All outstanding issues have been addressed. Condition cleared.	Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 27.89 months reserves, loan qualified with 55.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00172	1bd0ec7e-63c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/17/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,467.50 in disposable income. Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 14.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00172	c37823a8-61c3-e911-abc7-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal not provided in the loan file. Loan was approved with a PIW.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B. 08/22/2019: Upon further review, the AUS allowed for the PIW. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,467.50 in disposable income. Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 14.30 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00172	55e095ae-62c3-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		08/26/2019- Property inspection waiver in file. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,467.50 in disposable income. Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 14.30 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0030	07d42e87-acb7-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 44.59%. Due to the improper calculation of income and debts, the actual DTI is 85.55%. It appears the mortgage payments for the last 3 REO's on the final application were not included. Additionally, Schedule E was used for all properties reflected on the XXXX and XXXX tax returns.	08/15/2019-need specifics on which properties exactly	08/26/19: Lender provided a revised AUS and evidence of payoff of REO. DTI of 47.06%. Condition cleared. 08/26/19: Lender provided a revised AUS. Total Income XXXXX.XX. REO's reconciled to the lender's calculations per documentation in the file. DTI 55.75%. Please provide evidence of payoff for REO. Condition maintained. 08/15/2019-Final 1003 file page 93 reflects 2 REO properties. Also, provide form 8825 from partnership returns used to document the depreciation add back on lender partnership income analysis file page 236.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with CLTV of 58.25% Years in Field Borrower has 30 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0030	8b89bcff-acb7-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		08/15/2019-Limited review provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with CLTV of 58.25% Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0030	52d0fce9-acb7-e911-abc7-f4e9d4a75a52	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	The loan file is missing either proof of current receipt, or the Social Security Administration's (SSA) award letter for the borrower's retirement or disability income.	ssn well documented on XX bank stmts which is valid and acceptable	08/15/2019- Receipt of social security income is verified on borrowers bank statements as per AUS condition #15. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with CLTV of 58.25% Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00167	2ac75ec6-ab54-448c-a40a-0984af6d082c	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		09/11/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 DTI is lower than guideline maximum Guides maximum DTI of 45%, loan qualified with DTI of 36.22% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00167	d3948453-bfd4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 DTI is lower than guideline maximum Guides maximum DTI of 45%, loan qualified with DTI of 36.22% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0022	afb0db1d-b154-47de-a44c-33916e8495a6	1698		TQM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/14/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5.032.14 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0022	029f4a47-b0be-e911-abc7-f4e9d4a75a52	3169		TQM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. Additional conditions may apply. No cure.		09/05/19: Lender provided the initial CD and evidence of receipt. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5.032.14 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0022	fff8a70f-afbe-e911-abc7-f4e9d4a75a52	3296		TQM/Non-HPML		Compliance		Closing Disclosure document error	Closing Disclosure lists 2nd Installment XXX Taxes in Section H, this should be in Section F.		08/14/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5.032.14 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0022	d7f7a4e6-1713-49bb-8eff-e6b5cdae7b9f	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to the Condo Questionnaire is missing from the loan file		08/30/19: The lender provided evidence of the limited project review certification per guidelines. Appraisal page 523 shows no pending litigation on the subject project per the management company. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5.032.14 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0022	8269ca97-aebe-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5.032.14 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0022	b99418e1-adbe-e911-abc7-f4e9d4a75a52	793		TQM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		08/30/19: The lender provided evidence of the limited project review certification per guidelines. Appraisal page 523 shows no pending litigation on the subject project per the management company. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5.032.14 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0077	fafe3973-26b7-4ea6-9470-f9648f0c1faf	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. No cure.		08/23/2019- Initial CD dated XX/XX/XXXX provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0077	2d993002-17b5-44f8-9262-b156e6cb0dcb	2862		Not Covered/Exempt		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling disclosure not provided within 3 days of application.		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0077	604c7728-640c-4e47-ab09-86b42c7fad0e	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee, Flood Certificate Fee and Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Fees payable to lender and broker must be placed in section A. Provide corrected CD and letter of explanation to the Borrower.		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0077	d19a439b-25ae-4028-8380-f9c460a2b8a6	3164		Not Covered/Exempt		Compliance		Initial LE not provided within 3 standard business days of application	(Added 08/28/19): The initial LE was not provided within 3 business days of the application. Additional Conditions may apply.		08/29/19: Lender provided the initial LE within 3 business days of the application. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0077	de4aa0cc-f38f-4115-af8a-e489414e33e2	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Affiliated business disclosure in missing for the file.		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0077	7f1caed2-a8c5-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	(Added 08/23/2019)-Lender CD tracking log reflects CD’s issued to borrower dated XX/XX/XXXX and a Post Close CD dated XX/XX/XXXX. These CD’s are missing from the loan file.		08/28/19: Lender provided the initial CD dated XX/XX/XXXX and the CD dated XX/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0077	ff900882-d8bd-4234-98df-2daa00759c06	1672		Not Covered/Exempt		Compliance		Missing Initial Escrow Account Disclosure	Initial escrow account disclosure is missing from the file. Document in file is cut off with another document.		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0077	ad0b237a-34c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0077	c1a990d5-48c3-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower.		08/29/19: Upon further review, verbal re verification within 10 days of the note date, was provided on page 186 of the loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 728 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 73.25% CLTV Years in Field Borrower has 9 years in field, Co-borrower has 9 years in field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0078	702ef971-74a0-4bff-bb6a-8666796ae0d2	2854		TQM/HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for TQM due to missing most recent personal tax returns		09/16/2019-XXXX tax extension provided. Condition cleared.09/06/19: Lender provided the XXXX payment voucher. File is missing XXXX personal tax return or evidence that XXXX Application for Automatic Extension was filed. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum DU require 17.02 months reserves, loan qualified with 212.7 months reserves Years in Field Borrower has 20 years in the field		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0078	5c737494-cee6-4adb-b790-2e8845cfbe56	48		TQM/HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated business disclosure.		08/14/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum DU require 17.02 months reserves, loan qualified with 212.7 months reserves Years in Field Borrower has 20 years in the field		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0078	4059746f-7ebf-e911-abc7-f4e9d4a75a52	2884		TQM/HPML		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for the Mortgage Loan Originator NMLS ID. Audit NMLS ID XXXXXXX vs. Data Tape XXXXXX.		Lender agrees with audit finding. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum DU require 17.02 months reserves, loan qualified with 212.7 months reserves Years in Field Borrower has 20 years in the field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0078	fbe7f790-e7be-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum DU require 17.02 months reserves, loan qualified with 212.7 months reserves Years in Field Borrower has 20 years in the field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0078	955093d5-b6be-e911-abc7-f4e9d4a75a52	21		TQM/HPML		Credit		Failure to Obtain Final Application (1003)	The final application provided in the file does not have a complete schedule of REO. The initial 1003 reflects additional 3 properties and documentation in the file confirms that the borrowers owned these properties at the time of closing.		09/18/19: Lender provided the addendum to the final application, listed all properties owned at the time of closing. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum DU require 17.02 months reserves, loan qualified with 212.7 months reserves Years in Field Borrower has 20 years in the field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0078	b9688142-e6be-e911-abc7-f4e9d4a75a52	914		TQM/HPML		Credit		Missing income documentation	Per DU, Self-employed consumers must provide personal and business tax returns covering the most recent one-year period. The file contains XXXX personal tax returns and XXXX/XXXX Schedules K-1s. File is missing XXXX personal tax return or evidence that XXXX Application for Automatic Extension was filed.		09/16/2019-XXXX tax extension provided. Condition cleared.09/06/19: Lender provided the XXXX payment voucher. File is missing XXXX personal tax return or evidence that XXXX Application for Automatic Extension was filed. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum DU require 17.02 months reserves, loan qualified with 212.7 months reserves Years in Field Borrower has 20 years in the field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00123	18e20114-65d6-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.90 months reserves Years Self Employed Borrower has 8.5 years self-employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00123	281d4d2f-66d6-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing copy of HUD, original note and mortgage for primary residence. Additional conditions may apply.		09/18/19: Lender provided the Final CD, DOT and Note for the primary residence. Condition cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.90 months reserves Years Self Employed Borrower has 8.5 years self-employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00213	90f16719-f9d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 302.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.69%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00174	a64b25d2-49cf-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum CLTV is 75.00% Lender guidelines show CLTV max of 80.00% Current Mortgage Payment is lower than previous payment Previous mortgage payment was $XXXX, current pmt is $XXXX.XX No Mortgage Lates No mortgage lates on showing on credit 98 month reviewed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00134	dcb1de0a-1fe9-49f6-9c49-c22b0697a322	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/05/2019: This finding is deemed non-material and rated a B.	Years on Job Borrower has 17 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 9.07 months reserves, loan qualified with 30.20 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00134	0fecfd5a-04d0-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 17 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 9.07 months reserves, loan qualified with 30.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00134	dd4197b1-05d0-e911-abc7-f4e9d4a75a52	909		TQM/Non-HPML		Credit		Missing AUS results	AUS results in file were dated post-close. Missing AUS results dated prior to transaction date. Additional conditions may apply.		09/24/19: Lender provided the pre close AUS showing the property type attached. The post close AUS shows the corrected property type detached. The property is a Detached 2 Unit Property and do not have an option through DU to have a property type of 2-family. Condition cleared. 09/18/19: Pre-Close AUS Results shows attached(#18). Post-Close AUS shows Detached. The property type according to the appraisal is a 2 family. Condition maintained.	Years on Job Borrower has 17 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 9.07 months reserves, loan qualified with 30.20 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00146	e5ca2361-6ccf-e911-abc7-f4e9d4a75a52	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification Fee and the Tax Service Fee in section B of the final Closing Disclosure are missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		09/04/19: This finding is deemed non-material and rated a B.	Years in Field Borrower has 13 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 7.39 months reserves, loan qualified with 53.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00146	e035c9bb-56a6-4494-83b4-6a900915927b	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/04/19: This finding is deemed non-material and rated a B.	Years in Field Borrower has 13 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 7.39 months reserves, loan qualified with 53.20 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00146	35d87148-a8ca-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 13 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 7.39 months reserves, loan qualified with 53.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00146	a55ff534-983c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	Years in Field Borrower has 13 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 7.39 months reserves, loan qualified with 53.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0042	415f0c26-1fe0-4eb4-b308-98e5ec9313dd	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee, Flood Certificate Fee, and Tax Service Fee in section B of the final Closing Disclosure are missing names of the service providers. The CD reflects names of the lender and broker as payees while names of the actual service providers were not disclosed. Provide corrected CD and letter of explanation to the Borrower.		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Reserves are higher than guideline minimum LPA require 17.66 months in reserves, loan qualified with 175.10 months in reserves Years Self Employed Borrower self-employed for 4 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0042	3da62fbc-ff76-4d90-84ab-f6c49d135389	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of the monthly housing payment for the recently purchased investment property.		08/26/2019- PITI on REO#6 verified. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Reserves are higher than guideline minimum LPA require 17.66 months in reserves, loan qualified with 175.10 months in reserves Years Self Employed Borrower self-employed for 4 years		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0042	f0e4dcc0-c178-47bb-a216-1635c13eaac1	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for lender and broker		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Reserves are higher than guideline minimum LPA require 17.66 months in reserves, loan qualified with 175.10 months in reserves Years Self Employed Borrower self-employed for 4 years		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0042	b1b3d192-732c-4900-ba97-d1e03b2332ec	2880		TQM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		08/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Reserves are higher than guideline minimum LPA require 17.66 months in reserves, loan qualified with 175.10 months in reserves Years Self Employed Borrower self-employed for 4 years		Y		3	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0042	a45e15c1-81c3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Reserves are higher than guideline minimum LPA require 17.66 months in reserves, loan qualified with 175.10 months in reserves Years Self Employed Borrower self-employed for 4 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0042	ac934317-80c3-e911-abc7-f4e9d4a75a52	852		TQM/Non-HPML		Credit		Failure to Obtain Required Documentation	Documentation to verify a housing payment for the recently purchased investment property disclosed on the final application as property #6 was not provided. Additional conditions may apply.		08/26/2019- PITI on REO#6 verified. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Reserves are higher than guideline minimum LPA require 17.66 months in reserves, loan qualified with 175.10 months in reserves Years Self Employed Borrower self-employed for 4 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0079	64d3ce39-a8b7-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 Years on Job Borrower has 8 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $3,604.89 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0079	0159c7d2-a6b7-e911-abc7-f4e9d4a75a52	824		Not Covered/Exempt		Credit		Insufficient Reserves	20.50 mos. < 24.26 mos. required, per lender. Assets verified of $XXXXXXX.XX, minus cash to close of $XXXXXXX.XX = $XXXXX.XX for reserves which is not sufficient for the subject and additional financed properties		08/28/19: Lender provided all the bank statements listed on the 1003 and verified on the AUS. Condition cleared. 08/21/19: Lender provided a revised AUS. Reserves required to be verified. $XXXXX.XX. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 Years on Job Borrower has 8 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $3,604.89 in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0083	bbbf6d03-42bd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 3.40 months reserves Years in Field Borrower has 10 years in Field No Mortgage Lates Credit Report verifies 24 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0083	dfb50e6f-3fbd-e911-abc7-f4e9d4a75a52	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	AUS requires YTD paystub along with W-2's or Standard WVOE. Loan file is missing current YTD paystub
09/04/2019- Current paystub on borrower and co borrower provided. Condition cleared.08/21/2019- XXXX W2's provided. Current YTD paystub or standard WVOE on Borrower and Co Borrower not provided. Condition retained.08/16/19: Lender provided the income documentation for the borrower and co borrower. The paystubs for borrower 1 are dated December XXXX.  Employment/base income for XXXXXXXXXXXXX for base non-fluctuating earnings or fluctuating hourly earnings must be supported by a YTD paystub documenting all YTD earnings and W-2(s) for the most recent calendar year, OR a written VOE documenting all YTD earnings and earnings for the most recent calendar year. Condition Maintained.
												Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 3.40 months reserves Years in Field Borrower has 10 years in Field No Mortgage Lates Credit Report verifies 24 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0065	6f5272f2-23c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	LTV is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.41% Years Self Employed Borrower is 10 years self employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0065	2c7087f5-64c3-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	Verification of the borrower’s business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		09/09/19: Lender provided the VVOE for the borrower. File must contain verification of current existence of each business through a third-party source dated no more than 120 days prior to the Note Date or after the Note Date but prior to the Delivery Date. Condition cleared.	LTV is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.41% Years Self Employed Borrower is 10 years self employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0054	069c07f0-92bf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 11.67 months reserves, loan qualified with 44.3 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00101	4318e66c-73c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/17/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 771 FICO. Reserves are higher than guideline minimum UW Guides require 12.48 months reserves, loan qualified with 208.70 months reserves. Years on Job Borrower has been on job for 5.5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00101	bf4260ac-84c3-e911-abc7-f4e9d4a75a52	9		Not Covered/Exempt		Property		Appraisal not provided	Appraisal not provided in the loan file. Loan was approved with a PIW.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B. 08/22/2019: Upon further review, the AUS allowed for the PIW. Condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 771 FICO. Reserves are higher than guideline minimum UW Guides require 12.48 months reserves, loan qualified with 208.70 months reserves. Years on Job Borrower has been on job for 5.5 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00101	2f7a041b-85c3-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		08/22/2019: Upon further review, the AUS allowed for the PIW. Condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 771 FICO. Reserves are higher than guideline minimum UW Guides require 12.48 months reserves, loan qualified with 208.70 months reserves. Years on Job Borrower has been on job for 5.5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00120	1771ec53-85c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/17/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,054.88 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.05%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00120	212bfd8d-87c3-e911-abc7-f4e9d4a75a52	9		Not Covered/Exempt		Property		Appraisal not provided	Appraisal not provided in the loan file. Loan was approved with a PIW.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B. 08/22/2019: Upon further review, the AUS allowed for the PIW. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,054.88 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.05%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00120	01ef36bf-87c3-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		08/30/19: UCPD report not required, since loan was approved with a PIW. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,054.88 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.05%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00223	0404ed64-11d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 30 years in field Reserves are higher than guideline minimum UW Guides require 8.95 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00223	44d91f26-aed0-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Operating Income statement for property #2 on the final application is missing.		10/07/2019-Operating income statement provided. Condition cleared.	Years in Field Borrower has 30 years in field Reserves are higher than guideline minimum UW Guides require 8.95 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00223	0d343446-b4d0-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for subject property Unit #2 located on XXXX Schedule E part I. Lease in file is expired.		10/03/2019- Lease addendum executed XX/XX/XXXX shows same tenant on month to month lease. Condition cleared.09/25/2019- Lender provided current leases and rent checks on non-subject REO. Condition requested a current lease for Unit #2 on subject property as the lease in file page 345 expired on XX/XX/XXXX. Provide current updated lease or if the same tenant remains on an expired lease month to month then evidence of rent received i.e. copies of rent checks or property management transaction statements showing rents received are enough. Condition retained.	Years in Field Borrower has 30 years in field Reserves are higher than guideline minimum UW Guides require 8.95 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00223	4db94512-aed0-e911-abc7-f4e9d4a75a52	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	Note or evidence of Principal and Interest payment for Property #2 on the final application is missing.		10/07/2019-Note on new loan verifying P&I provided. Condition cleared.10/03/2019- VOM provided is on the mortgage paid off reflected on the final ALTA of the simultaneous refinance of REO#2. The P&I payment for new loan amount of $XXXXXXX reflected on final ALTA is required, Condition retained.09/25/2019- Final ALTA showing simultaneous refinance of REO#2 page 191 does not show the new P&I payment. Provide copy of Note or first payment letter or evidence of what the new P&I payment associated with the simultaneous refinance on this property. Condition retained.	Years in Field Borrower has 30 years in field Reserves are higher than guideline minimum UW Guides require 8.95 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00204	d458b6c9-dbd0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualfiied with 754 FICO Reserves are higher than guideline minimum UW Guides require 8.94 months reserves, loan qualified with 16.70 months Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00204	dc0a73da-dbd0-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing Operating Income statement for property #1 listed on the final application.
9/23/19: Lender provided the current lease. Condition cleared. 09/17/19: According to the selling guide: The Seller must substantiate the rental income using the income approach on the appraisal and copies of the present lease(s), if applicable, must support the rental income used to qualify the Borrower. Lease expired XX/XX/XXXX and the loan closed XX/XX/XXXX. Please provide evidence of payments from January to July XXXX. Condition maintained.  09/16/19: Lender provided the lease agreements. The lease in the amount of $XXXX.XX is expired XX/XX/XXXX.  If month to month, please provide rental payment history as outlined in the agreement. Condition maintained. 09/13/19: Lender provided PITIA and cash flow analysis. File is missing  the lease or operating Income statement for property #1 listed on the final application. Condition maintained.
												FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualfiied with 754 FICO Reserves are higher than guideline minimum UW Guides require 8.94 months reserves, loan qualified with 16.70 months Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0036	dfa3384f-d1e0-45c7-b353-7a93b0a37bf5	3181		TQM/HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal, Credit Report, Flood Certification, and Tax Service fees in section B of the final Closing Disclosure are missing the name of the service providers. Only Lender and Broker were listed as payees however, names of actual service providers for who's benefit the fees were collected were not disclosed.		08/12/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 38 years in Field Reserves are higher than guideline minimum UW Guides require 26.27 months reserves, loan qualified with 5943 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 731		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0036	90352363-defe-4587-92c7-e8c10a7db447	2854		TQM/HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI.		09/03/19: Review of figures used in Lender figures shows difference is due to rounding. DTI variance of 0.01% causes issue since variance is not due to omissions of debts and is related to rounding. Condition cleared.	Years in Field Borrower has 38 years in Field Reserves are higher than guideline minimum UW Guides require 26.27 months reserves, loan qualified with 5943 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 731		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0036	ac115201-215b-4255-8166-c21e162ae667	48		TQM/HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		08/12/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 38 years in Field Reserves are higher than guideline minimum UW Guides require 26.27 months reserves, loan qualified with 5943 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 731		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0036	0b506b56-fabd-e911-abc7-f4e9d4a75a52	3284		TQM/HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	The LE does not reflect a good faith estimate for Homeowner's Insurance Premium. The final CD reflects Homeowner's Insurance Premium of $XXX resulting in a $XXX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		08/27/19: File reviewed by outside counsel. It has been determined that since the hazard insurance is not escrowed, the condition can be downgraded to Rated as B. Condition waived with a final rating of a B.	Years in Field Borrower has 38 years in Field Reserves are higher than guideline minimum UW Guides require 26.27 months reserves, loan qualified with 5943 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 731		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0036	04f06e36-a4be-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 38 years in Field Reserves are higher than guideline minimum UW Guides require 26.27 months reserves, loan qualified with 5943 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 731		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0036	6288cc97-f6bd-e911-abc7-f4e9d4a75a52	4		TQM/HPML		Credit		DTI Exceeds Guidelines	The DU reflects a maximum allowable DTI of 45.73%. Due to the improper calculation of debts, the actual DTI is 45.74%. The lender rounded the P&I payments for the primary residence and property #2 on the final application		09/03/19: Review of figures used in Lender figures shows difference is due to rounding. DTI variance of 0.01% causes issue since variance is not due to omissions of debts and is related to rounding. Condition cleared.	Years in Field Borrower has 38 years in Field Reserves are higher than guideline minimum UW Guides require 26.27 months reserves, loan qualified with 5943 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 731		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0061	7de89bc7-49b5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $13,205.46 in disposable income Reserves are higher than guideline minimum UW Guides require 50.49 months reserves, loan qualified with 174.50 months reserves Years on Job Borrower has 23 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0061	a41187df-4db5-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 46.348%. Due to the improper calculation of rental income, the actual DTI is 47.67%.		08/14/2019- Audit REO corrected audit DTI is 46.22. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $13,205.46 in disposable income Reserves are higher than guideline minimum UW Guides require 50.49 months reserves, loan qualified with 174.50 months reserves Years on Job Borrower has 23 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0061	588e4f43-22b9-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Evidence of principal and interest for property #9 on the final application not provided.		09/04/2019- First payment letter and closing statement verifying P&I. Condition cleared.08/27/2019- Lender provided insurance declaration page reflects loss payee. P&I on mortgage for REO#9 missing. Condition retained.08/14/2019-Lender response that property is a lot appears to be on REO#10 file page 130. Audit is referring to REO#9 file page 130 reflects on final 1003 as 2-4 Unit property and has a P&I payment. The verification of P&I on this property is missing from the loan file.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $13,205.46 in disposable income Reserves are higher than guideline minimum UW Guides require 50.49 months reserves, loan qualified with 174.50 months reserves Years on Job Borrower has 23 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0061	09a8f33d-21b9-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Lease agreement for property #9 on the final application not provided.	08/27/2019-Newly purchased rental property - no lease agreement availabe
09/11/2019: Lender provided the appraisal with the operating income section for property #9. Condition cleared.08/27/2019- Lender is required to support the $XXXX.XX gross rental income used. If a lease is not available due to recent borrower acquisition of the property then provide the appraisal from that transaction complete with appraiser rental operating income section. Condition retained.08/14/2019-Lender response that property is a lot appears to be on REO#10 file page 130. Audit is referring to REO#9 file page 130 reflects on final 1003 as 2-4 Unit property and has a gross rental income. The lease agreement for this property is missing from the loan file.
												Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $13,205.46 in disposable income Reserves are higher than guideline minimum UW Guides require 50.49 months reserves, loan qualified with 174.50 months reserves Years on Job Borrower has 23 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0061	3b4bc525-4cb5-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #9 on the final application not provided.		08/27/2019- Lender provided evidence if taxes and insurance on REO#9. Condition cleared.08/14/2019-Lender response that property is a lot appears to be on REO#10 file page 130. Audit is referring to REO#9 file page 130 reflects on final 1003 as 2-4 Unit property and has a mortgage payment. The verification of Taxes and Insurance on this property is missing from the loan file.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $13,205.46 in disposable income Reserves are higher than guideline minimum UW Guides require 50.49 months reserves, loan qualified with 174.50 months reserves Years on Job Borrower has 23 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0061	1d4aeb4e-4ab5-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing page 2		08/14/2019- UCPD report provided. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $13,205.46 in disposable income Reserves are higher than guideline minimum UW Guides require 50.49 months reserves, loan qualified with 174.50 months reserves Years on Job Borrower has 23 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0051	e9a3957f-5c73-419e-90ad-b17d8e6bf73f	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certificate, Re inspection, and Tax Service Fees in section B of the final Closing Disclosure are missing the name of the service provider. Fees payable to the lender must be placed in Section A. Provide corrected CD and letter of explanation to the Borrower.		08/20/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 11.53 months reserves, loan qualified with 15.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Years in Field Borrower has 19 years in field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0051	885e7cb0-7ec3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 11.53 months reserves, loan qualified with 15.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Years in Field Borrower has 19 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0051	256b4122-62c0-e911-abc7-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	All pages of the final application were not provided. Additionally, closing disclosure in file reflects property recently purchased is missing from final application.		09/09/19: Lender provided a revised AUS/1008 and 1003. DTI of 41.223% is within tolerance. Condition cleared. 08/30/19: Final application is incomplete. Missing Property: HUD (460). Condition maintained.	Reserves are higher than guideline minimum UW Guides require 11.53 months reserves, loan qualified with 15.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Years in Field Borrower has 19 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0051	ad3c33ac-60c0-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	DU reflects an additional $XXXX.XX in other debts not found in loan file. Provide evidence of other debts used to qualify. Additional conditions may apply.		09/09/19: Lender provided a revised AUS/1008 and 1003. DTI of 41.223% is within tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11.53 months reserves, loan qualified with 15.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Years in Field Borrower has 19 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0051	d33328a4-60c0-e911-abc7-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file. 1008 DTI does not match DU.		09/09/19: Lender provided a revised AUS/1008 and 1003. DTI of 41.223% is within tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11.53 months reserves, loan qualified with 15.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Years in Field Borrower has 19 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0051	d000ccd4-60c0-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing 1007 used to calculate rental income for property #3 on the final application. (Lender notes reflect 1007)		09/09/19: Lender provided the appraisal and 1007 to calculate rental income for property #3. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11.53 months reserves, loan qualified with 15.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 754 FICO Years in Field Borrower has 19 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0097	092bd524-40d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 99.10 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 690		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0045	67357477-31c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 6.90 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00140	82968122-ad80-4b4d-8359-dad8c50bbb6f	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		09/10/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,357.61 in disposable income Reserves are higher than guideline minimum UW Guides require 27.7 months reserves, loan qualified with 226.70 months reserves Years on Job Borrower has 14 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00140	e5b27551-f7d3-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of PITIA for property #3 on the final application		09/12/2019- Simultaneous Note, RE taxes and insurance on REO#3 provided. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,357.61 in disposable income Reserves are higher than guideline minimum UW Guides require 27.7 months reserves, loan qualified with 226.70 months reserves Years on Job Borrower has 14 years on job		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00140	cc20fd15-91cc-4c54-8195-375fc62c48c2	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/10/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,357.61 in disposable income Reserves are higher than guideline minimum UW Guides require 27.7 months reserves, loan qualified with 226.70 months reserves Years on Job Borrower has 14 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00140	fe330075-d4d3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,357.61 in disposable income Reserves are higher than guideline minimum UW Guides require 27.7 months reserves, loan qualified with 226.70 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00140	79176f6c-d9d3-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Evidence of Principal and Interest expense for property #3 on the final application which is being simultaneously refinanced not provided.		09/12/2019- Simultaneous Note, RE taxes and insurance on REO#3 provided. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,357.61 in disposable income Reserves are higher than guideline minimum UW Guides require 27.7 months reserves, loan qualified with 226.70 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00140	27d4df85-d9d3-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of Taxes, Insurance and HOA dues for property #3 on the final application which is being simultaneously refinanced not provided.		09/12/2019- Simultaneous Note, RE taxes and insurance on REO#3 provided. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,357.61 in disposable income Reserves are higher than guideline minimum UW Guides require 27.7 months reserves, loan qualified with 226.70 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00128	c957614a-e181-43ee-9328-dadd7c5aa015	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		09/09/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00128	8fbf7db8-501b-4851-a111-7a2dc5b961e2	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of PITIA for property #3 on the final application		09/18/19: Lender provided evidence of PITIA for property #3 on the final application which is being simultaneously refinanced. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00128	54c413d2-fc4d-4160-bcdb-8c5f06a5578f	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/09/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00128	ad31d0e1-4fd3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00128	38ce0b32-ccd3-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Evidence of Principal and Interest for property #3 on the final application which is being simultaneously refinanced not provided.		09/18/19: Lender provided evidence of Principal and Interest for property #3 on the final application which is being simultaneously refinanced. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00128	584b8305-51d3-e911-abc7-f4e9d4a75a52	21		TQM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Page 1 of final application for the subject transaction was not provided.		09/18/19: Lender provided the complete final application for the subject transaction. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00128	435a7293-ccd3-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of Taxes, Insurance and HOA for property #3 on the final application which is being simultaneously refinanced not provided.		09/18/19: Lender provided evidence of Taxes, Insurance and HOA for property #3 on the final application which is being simultaneously refinanced. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $18,851.54 in disposable income Reserves are higher than guideline minimum UW Guides require 29.2 months reserves, loan qualified with 232.4 months reserves Years on Job Borrower has 14 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0032	7b30915b-1025-448d-bcb5-5a0a4fe9d738	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/23/2019: This finding is deemed non-material with a final grade of a “B”	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.76%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0032	1893266f-6564-47fe-a2b5-dec266988636	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/22/2019: This finding is deemed non-material with a final grade of a B	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.76%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0032	41f3580b-a1c5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.76%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00108	ab568277-7dce-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.759% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00108	0619a945-80ce-e911-abc7-f4e9d4a75a52	824		Not Covered/Exempt		Credit		Insufficient Reserves	9.3 months required, per lender. Assets verified of $XXXXX.XX, minus cash to close of $XXXX.XX = $XXXXX.XX for reserves which is not sufficient for the subject and additional financed properties. File missing evidence of Investment Accounts listed on the Final Application.		09/25/2019- 2 months investment account statements verified with sufficient assets. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.759% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0053	a9dbfa84-a5be-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0053	1ad41f25-14be-e911-abc7-f4e9d4a75a52	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.
09/18/19: Lender provided a satisfactory loan history for REO #2. Appears to be a concurrent refinance with the subject. Loan ending XXXX. Condition cleared. 09/17/19: AUS condition #14 file page 140 requires a satisfactory pay history on a XXXXXXXXXX XXXXXXXX loan. This loan appears to be associated with REO#2. Condition maintained. 09/16/2019-AUS condition #14 file page 140 requires a satisfactory pay history on a XXXXXXXXXX XXXXXXXX loan. This loan appears to be associated with REO#2 file page 166 and reflects on the liabilities section of the 1003 file page 168. The documentation provided addresses mortgages on other properties. Condition retained.09/10/19: Please upload the rebuttal for review. Condition maintained.
												CLTV is lower than guideline maximum Guides maximum CLTV of 80%, loan qualified with CLTV of 66.67% Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0027	ad99b597-545a-4ca4-a3b9-173623fb129e	3181		TQM/HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee, Credit Report Fee, Flood Certificate Fee, and Tax Service fee in section B of the final Closing Disclosure are missing the names of the service providers. The CD lists the lender and the broker as payees instead of the actual service providers. Provide corrected CD and letter of explanation to the Borrower.		08/22/2019: This finding is deemed non-material and rated a B.	Years Self Employed Borrower has 13.5 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.1%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0027	1e88e64f-1025-4bd9-bfdd-73eaa1ebfa1f	48		TQM/HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for the lender and broker		08/22/2019: This finding is deemed non-material and rated a B.	Years Self Employed Borrower has 13.5 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.1%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0027	6a2e76b5-64c4-e911-abc7-f4e9d4a75a52	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years Self Employed Borrower has 13.5 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.1%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00159	c91f0133-b4d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW guides require maximum DTI of 43%, loan submitted with DTI of 36% FICO is higher than guideline minimum UW Guides require 680 FICO, loan submitted with FICO score of 803. Years in Field Borrower has been in his field of work for 9 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00159	93d9737c-c3d4-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		09/18/19: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.	DTI is lower than guideline maximum UW guides require maximum DTI of 43%, loan submitted with DTI of 36% FICO is higher than guideline minimum UW Guides require 680 FICO, loan submitted with FICO score of 803. Years in Field Borrower has been in his field of work for 9 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00149	169a0aa6-bb4b-4b89-ad82-61cd1a18b2e2	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX		09/04/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,651.76 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.20%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00149	f85855e9-cc1f-48c4-8ad7-a5b115500865	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure"		09/04/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,651.76 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.20%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00149	3d0c6441-38cb-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,651.76 in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.20%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00224	5f89beae-62d5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing income documentation		10/03/19: Review of loan file reflects borrower is self employed and pays themselves wages. W2 income reflected on personal returns matches reported compensation to officer reflected on the business returns. W2 income supported. Condition cleared. 10/02/2019- Business Tax returns for XXXX and XXXX with statement 1 and supporting schedules provided. XXXX W2 and XXXX W2 which are part of the XXXX and XXXX personal returns are missing. Condition retained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00224	d2c0e1fb-6522-417d-850b-7201b1de62b7	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		09/12/2019:This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00224	f65b3fbb-61d5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00224	34fe5504-63d5-e911-abc7-f4e9d4a75a52	914		TQM/Non-HPML		Credit		Missing income documentation	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and (if applicable) a cash flow form or equivalent. File is missing XXXX signed personal and business tax returns and 2 years W2 for the Borrower
10/03/19: Review of loan file reflects borrower is self employed and pays themselves wages. W2 income reflected on personal returns matches reported compensation to officer reflected on the business returns. W2 income supported. Condition cleared. 10/02/2019- Business Tax returns for XXXX and XXXX with statement 1 and supporting schedules provided. XXXX W2 and XXXX W2 which are part of the XXXX and XXXX personal returns are missing. Condition retained.09/24/19: Lender provided form 1125-E. File is missing XXXX signed personal and business tax returns (XXXXXXXXXXXX XXXXXXXXXXX) and 2 years W2 for the Borrower. Condition maintained.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0048	542c0e52-b9c5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.47% Years Self Employed Borrower 10 years self employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.95%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0062	00cff79f-cec4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.60 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0062	31019680-cec4-e911-abc7-f4e9d4a75a52	9		Not Covered/Exempt		Property		Appraisal not provided	Appraisal not provided in the loan file. Loan was approved with a PIW.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B. 08/29/2019 – Investor confirmed that they agreed to a stipulation allowing 3% of the final pool to have PIW’s. AUS allowed a PIW for this loan. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.60 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0062	4655bf8e-cec4-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		08/29/2019 – Investor confirmed that they agreed to a stipulation allowing 3% of the final pool to have PIW’s. AUS allowed a PIW for this loan. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.60 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00200	99561d3b-38d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.72% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 11 years in Field Reserves are higher than guideline minimum UW Guides require 11.17 months’ reserves, loan qualified with 29.40 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0090	e6dbcf22-2fc0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.44% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 3.02 months reserves, loan qualified with 12.8 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0090	768f18bc-38c0-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 35.15%. Due to the improper calculation of income, the actual DTI is 42.43%. The Lender qualified the Borrower using higher net rental income than supported by most recent Schedule E.		08/23/2019- Lender provided corrected LP AUS adjustment to rental income and at DTI 42%. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.44% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 3.02 months reserves, loan qualified with 12.8 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0090	5603cce3-37c0-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	File is missing PITI verification for Property #2, Property #3 and Property #5 on the final application. Lender used amounts from the credit report which does not verify whether taxes and insurance expenses are escrowed.		08/27/2019-Mortgage statement for REO#5 specifies on the statement that escrows are for taxes and Insurance. Mortgage statement for REO#2 and#3 only reflect escrow and do not specify for taxes and Insurance. Audit compared amount escrowed to amounts on Schedule E and determined that escrows on mortgage statements cover both taxes and insurance. Condition cleared.08/23/2019- Lender provided updated AUS. Provided documentation the payment amounts used for REO#2,#3, and #5 included taxes and insurance. Condition retained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.44% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 3.02 months reserves, loan qualified with 12.8 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00147	adefc777-51cf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Years in Field Borrower has 10 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00147	cd79b8ee-7cce-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of Insurance for property #5 on the final application not provided.		09/06/19: Lender provided evidence of insurance for property #5 on the final application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Years in Field Borrower has 10 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0043	7fb0b9c3-47c8-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.14% Reserves are higher than guideline minimum UW Guides require 25.32 months reserves, loan qualified with 32.9 months reserves Years Self Employed Borrower has 11 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00113	7f391469-b0d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 7 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00347	09a09111-2a0d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 37.10 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00103	02c4c1e5-4fd6-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum Loan qualified with FICO score of 788 Years on Job Loan qualified with 6 years on the job Reserves are higher than guideline minimum UW guides require 6 months' reserves; loan qualified with 12 months' reserves Years in Field Borrower has 8 years in field. No Mortgage Lates Housing History - No mortgage lates.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0066	7f979263-d9bd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 1,185.70 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 79 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0066	5ada3524-dbbd-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		09/10/19: Audit review of property indicates that the property is a detached condo. Per FNMA guides condo questionnaire or limited review is not required for a detached condo. Condition cleared.	Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 1,185.70 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 79 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00205	d395426d-83dd-4709-8b51-ea54fb63e390	3254		TQM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		09/11/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.70 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.3 FICO is higher than guideline minimum UW Guides require FICO of 680oan qualified with FICO of 788		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00205	a6d98986-19cd-4e82-a883-a5376ba3ada2	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/11/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.70 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.3 FICO is higher than guideline minimum UW Guides require FICO of 680oan qualified with FICO of 788		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00205	f2df6db2-a2d4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.70 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.3 FICO is higher than guideline minimum UW Guides require FICO of 680oan qualified with FICO of 788		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00205	5668c9be-a2d4-e911-abc7-f4e9d4a75a52	828		TQM/Non-HPML		Credit		Failure to Obtain Credit Report	A supplemental credit report is not in file reflecting primary residence first mortgage payment history. A online printout is in file reflecting payment due XX/XX/XXXX was made XX/XX/XXXX.		09/16/19: Lender provided evidence of tax and insurance for the borrower's primary residence. Condition cleared. 09/13/2019-Pay history for mortgage on primary is satisfactory. 1003 and AUS reflect primary home payment of $XXXX.XX. Credit report reflects P&I of $XXX.XX. Mortgage statement page 250 and 252 reflects no escrows. Provide evidence of RE taxes and Insurance on primary so audit can verify total primary home payment. Condition retained.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.70 reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.3 FICO is higher than guideline minimum UW Guides require FICO of 680oan qualified with FICO of 788		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0016	7c4cb9a9-1dc4-e911-abc7-f4e9d4a75a52	2884		Not Covered/Exempt		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for the Street Address. Audit Street Address is XXXXXXXXXXXXXXX vs. Data Tape Street Address XXXXXXXXXX. A HMDA Data Discrepancy has been identified for the Property Value. Audit Property value is $XXXXXX vs. Data Tape Property value $XXXXXX.		09/17/19: Lender agrees with audit finding for property value. Condition cleared. 08/27/19: Lender agrees with audit finding for Address discrepancy.	Reserves are higher than guideline minimum AUS require 8.42 months reserves, loan qualified with 267.5 months reserves Years Self Employed Borrower has 10.83 years Self Employed No Mortgage Lates Credit report verifies 70 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0016	1e7f681f-9abf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum AUS require 8.42 months reserves, loan qualified with 267.5 months reserves Years Self Employed Borrower has 10.83 years Self Employed No Mortgage Lates Credit report verifies 70 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00287	291b5d23-5610-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.40 months reserves Years Self Employed Borrower has 10 years self employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00287	f7643939-5610-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 26.71%. Due to the miscalculation of net rental income, the actual DTI is 44.67%. The investment properties along with the primary residence were all in process of being refinanced without updated statements provided. Additional conditions may apply.
12/18/2019-Lender provided simultaneous CD’s for non-subject primary and both non-subject investment REO’s. Condition cleared.12/17/2019-Lender provided updated AUS with DTI 48.70. Provided CD’s on two non-subject investment property REO’s which are involved in a simultaneous refinance documenting the payoff of LN#XXXX and LN#XXXX in AUS #14 and document new loans for $XXXXXX.XX and $XXXXXX.XX in AUS#15. Provide CD on simultaneous refinance of non-subject primary to document new PITI payment. Provide audit with lender calculation for subject property cash flow of $XXX.XX. Does not match to calculation on file page 324. Condition retained.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.40 months reserves Years Self Employed Borrower has 10 years self employed		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00444	2a85847d-3f11-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has been self employed for 10 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00444	55f7de9e-3f11-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 26.71%. Due to the miscalculation of net rental income, the actual DTI is 50.08%. Additional conditions may apply.
12/20/2019- CD with HOA provided. Audit DTI 47.54. Condition cleared.12/19/2019-Missing simultaneous Closing CD on REO XXXXX XXXXXXXXXXXXXXXXX. First payment letter does not provide amount for HOA. CD required to determine PITIA. Audit DTI currently 50.38%. Condition retained.12/17/2019-Lender provided updated AUS with DTI of 48.468%. Provided CD’s on other two non-subject property REOs which are involved in a simultaneous refinance and non-subject primary refinance for AUS conditions #13 and #14. Condition retained.12/7/2019- Condition dated XX/XX/XXXX references AUS condition #33 on AUS submission #12. Condition retained.12/05/2019-Lender AUS #33 reflects subject property net cash flow of $XXXX.XX. Lender REO worksheet reflects a gross rental income calculation on subject property of $XXXX.XX which audit agrees. Audit then minuses the proposed PITI of $XXXX.XX to arrive at the subject property NRI of -$XXX.XX. AUS and 1003 reflect NRI income of $XXXX.XX for REO property XXXXX XXXXXXXXXXXXXXXXX. Lender provided REO work sheet shows a gross rental income calculation of $XXXX.XX which audit agrees. Audit then minuses the existing PITIA of $XXXX.XX to arrive at the NRI of $XXX.XX. There is a minor discrepancy in the NRI for REO 330 J due to a variance in the gross rental income however this is not seen material. The NRI discrepancy on the subject and REO XXXXX XXXXXXXXXXXXXXXX are the main issue. Condition retained.
												Years Self Employed Borrower has been self employed for 10 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00209	c97c44a7-5dcb-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 16.60 months reserves, loan qualified with 61.40 months reserves Years on Job Borrower has 18 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00184	3fbae357-d7ed-475b-8885-81333838db19	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/03/2019: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum 22.77% lower than guidline max of 45% CLTV is lower than guideline maximum 59.99 lower than guideline max of 80% Reserves are higher than guideline minimum 5 additional months reserves verified		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00184	ae453f94-70ce-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum 22.77% lower than guidline max of 45% CLTV is lower than guideline maximum 59.99 lower than guideline max of 80% Reserves are higher than guideline minimum 5 additional months reserves verified		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00184	d96fc760-2a3d-ea11-bfd5-f4e9d4a75ba2	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal Not Provided		1/22/20: Loan Approved with a PIW, final grade will be a B.	DTI is lower than guideline maximum 22.77% lower than guidline max of 45% CLTV is lower than guideline maximum 59.99 lower than guideline max of 80% Reserves are higher than guideline minimum 5 additional months reserves verified		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0013	20fd022a-18c0-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI.		09/16/2019-Businee tax returns extension in file. Personal returns cannot be filed until business returns are done. Audit documented HOA add back. Amount used was lower than on line 19 of schedule E. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 17.65 months reserves, loan qualified with 19.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0013	e9c2d7c8-712e-4661-817a-8c45dfc356a4	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/16/2019: This finding is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW Guides require 17.65 months reserves, loan qualified with 19.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0013	811fcca7-29c0-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 17.65 months reserves, loan qualified with 19.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0013	3ba5a1a3-17c0-e911-abc7-f4e9d4a75a52	4		TQM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 45.84%. Due to the improper calculation of debts the actual DTI is 50.06%. Variance due to REO income/loss calculation.
09/16/2019-Businee tax returns extension in file. Personal returns cannot be filed until business returns are done. Audit documented HOA add back. Amount used was lower than on line 19 of schedule E. Condition cleared.09/16/2019-Audit calculates audit DTI of 45.63. AUS condition #12 file page 109 requires most recent tax return or lease. No lease in file on REO #4. File contains XXXX personal return file page 336. Audit analysis of REO schedule E is not complete. Schedule E line 19 file page 341 shows HOA charges. Audit DTI needs support of HOA add back in Net rental income calculation. The supportive addendum giving the breakdown is not included with the XXXX return.  Provided addendum and evidence personal XXXX 1040 tax returns are on extension. Condition retained.
												Reserves are higher than guideline minimum UW Guides require 17.65 months reserves, loan qualified with 19.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0013	067a2a9a-29c0-e911-abc7-f4e9d4a75a52	38		TQM/Non-HPML		Property		General Property Exception 1	The UCPD Report is missing from the loan file		08/28/19: Lender provided the UCDP report for the subject property. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 17.65 months reserves, loan qualified with 19.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00119	838b7c59-5acb-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.64% Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 772		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00119	e01fd30d-993c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Appraisal missing from loan file.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.64% Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 772		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00119	3350efb9-3bcf-e911-abc7-f4e9d4a75a52	38		Not Covered/Exempt		Property		General Property Exception 1	The UCPD Report is missing from the loan file		09/09/2019-PIW file. UCPD not required. Conditions Rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.64% Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 772		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV0012	7d090fa4-58eb-4c51-b8a7-209de464c8f1	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 0.40 months reserves, loan qualified with 89.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702 Years Self Employed Borrower has 22 years Self Employed		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0012	f027f145-15c5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 0.40 months reserves, loan qualified with 89.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702 Years Self Employed Borrower has 22 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0074	eb9e2812-e8bb-4f59-8d35-5459ee7f648f	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and Lender		09/19/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 12.29 months reserves, loan qualified with 46.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715 Years in Field Borrower has been in same field for 15 years		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0074	cd1ec133-15c5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 12.29 months reserves, loan qualified with 46.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715 Years in Field Borrower has been in same field for 15 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0017	6bec74d3-f2c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	FICO is higher than guideline minimum UW guidelines require FICO score min 680 loan qualifed with FICO of 744 LTV is lower than guideline maximum UW guidelines require min DTI of 45% loan qualifed with DTI of 32.20% Years Self Employed borrower has been self employed 21 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0094	a9a9e72b-b0d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 29 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 401.80 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.53%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0044	86c57d9b-28c5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years on Job Borrower has 9 years on same job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 402.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00218	53a31de3-f0d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 53.70 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00218	c40f1118-1ad3-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		09/18/19: Upon further review, this property is located in a PUD project. The PUD project meets the underwriting requirements of the applicable project classification. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 53.70 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00218	981e4445-1ad3-e911-abc7-f4e9d4a75a52	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying property #1 on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Additional conditions may apply.
10/03/2019- Signed settlement statement verifying sufficient assets netted provided. Condition cleared.09/30/19: The estimated/final settlement statements in the file or the ones provided, are not signed by the borrower or certified by the title agent.  In order clear this condition, we will need either the signed final CD or borrower signed or settlement agent certified final settlement statement. Condition maintained. 09/18/19: Please provide the signed final CD or signed/certified settlement statement verifying property #1 on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition maintained.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 53.70 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00194	474925d8-4208-45e8-9e5b-5491aebe54de	3174		TQM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Tax Service Fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.		08/30/2019: This finding is deemed non material and rated a "B"	Years in Field Borrower has 18 years in Field No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserve, loan qualified with 20.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00194	dfbd724d-098b-48fb-80f7-93a5345f48d9	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report and Flood Certificate fees in section B of the final Closing Disclosure are missing the names of actual service provider. The CD reflects names of the broker and lender that collected fees on behalf of the 3rd parties. Provide corrected CD and letter of explanation to the Borrower.		08/30/2019: This finding is deemed non material and rated a "B"	Years in Field Borrower has 18 years in Field No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserve, loan qualified with 20.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00194	9c86fbfa-b2ac-4f29-9d4c-573be8b05571	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for TQM due to excessive DTI.		09/09/2019-Simultaneous closing CD verifying current PITIA on primary and pay off of debts on AUS condition #12. Condition cleared.09/06/19: Lender provided the settlement statement, however it is not signed. Please provide verification of the new primary housing payment of $X,XXX.XX with the signed final CD. The current PITIA for the primary residence was included in the calculation of debts. The actual DTI is 48.27%. Condition maintained.	Years in Field Borrower has 18 years in Field No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserve, loan qualified with 20.20 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00194	d0f5df52-4026-4d9d-b9eb-49e9cbf0c8ea	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for the lender and broker		08/30/2019: This finding is deemed non material and rated a "B"	Years in Field Borrower has 18 years in Field No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserve, loan qualified with 20.20 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00194	c1c5f74f-4ccb-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 18 years in Field No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserve, loan qualified with 20.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00194	032aa5a5-a3cb-e911-abc7-f4e9d4a75a52	4		TQM/Non-HPML		Credit		DTI Exceeds Guidelines	The DU approved a maximum allowable DTI of 40.29%. DU required verification the two mortgages secured with the primary residence were paid-off in a refinance transaction and verification of the new primary housing payment of $X,XXX.XX. This documentation was not provided in the file. The current PITIA for the primary residence was included in the calculation of debts. The actual DTI is 48.27%.		09/09/2019-Simultaneous closing CD verifying current PITIA on primary and pay off of debts on AUS condition #12. Condition cleared.09/06/19: Lender provided the settlement statement, however it is not signed. Please provide verification of the new primary housing payment of $X,XXX.XX with the signed final CD. The current PITIA for the primary residence was included in the calculation of debts. The actual DTI is 48.27%. Condition maintained.	Years in Field Borrower has 18 years in Field No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum DU require 6 months reserve, loan qualified with 20.20 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0076	963b33a8-b0bf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.06% Years Self Employed Borrower has 33 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0076	1231b2de-45c3-e911-abc7-f4e9d4a75a52	920		Not Covered/Exempt		Credit		Missing Note	Note in the file is missing page 3.		08/27/2019- Signed Note all pages provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.06% Years Self Employed Borrower has 33 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0091	cbc2d725-c2e2-41cd-a43d-4a5ff7ce25aa	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker and Lender.		09/19/2019: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.70% Years in Field Borrower has 10 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 66%, loan qualified with CLTV of 65.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0091	eb743c37-2bc5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.70% Years in Field Borrower has 10 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 66%, loan qualified with CLTV of 65.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00188	f6d6e4c2-fbd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualified with 24.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00473	ddf63c1f-3811-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.16% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 87.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00473	6c09b392-f811-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 24.34%. Due to the improper calculation of debts, the actual DTI is 28.16%. Audit calculated greater negative rental income based on Schedule E of Borrower's XXXX tax returns and PITIA documentation in file.	Can you please provide a breakdown of how you came up with 28.16%?	12/04/2019- 1008 page 124 reflects REO under simultaneous refinance with subject. Signed new P&I notes in file. Audit matches to lender XXX. DTI slightly higher as audit using higher primary payment. DTI with 3% tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.16% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 87.70 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00473	218419f1-f911-ea11-94d7-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for properties #3 and #4 on the final application not provided.		12/04/2019- RE taxes on REO #3&4 provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.16% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 87.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0093	460303e7-b1d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 13 months reserves, loan qualified with 57.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.99%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00127	1c0a8ba2-051f-45cf-9937-82deec0559da	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and Broker.		09/11/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.87% Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00127	8c4763fb-bed4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.87% Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00110	6189022a-bfd4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.10% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 62.50 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00110	7914cebd-86d4-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects Borrower was qualified using Base Income, Lender qualified the Borrower using Commission Income.		10/02/2019-Updated AUS provided. Condition cleared.09/18/19: AUS provided reflects Borrower was qualified using Base Income, Lender qualified the Borrower using Commission Income. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.10% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 62.50 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00201	6bf41529-18d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 42.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years on Job Borrower has 29 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00201	4d8375d3-23d3-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 48.76%. Due to the improper calculation of debts, the actual DTI is 52.12%. The lender did not include the $XXX.XX monthly HOA dues for investment property B listed on the tax return.		09/18/2019- Audit adjusted for missing HOA add back. DTI matches AUS. Condition cleared.09/16/19: Lender added back $X,XXX.XX for HOA line 19. Line 19 Other on the borrower's XXXX schedule E shows $XXX.XX for Repairs/Plumbing. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 42.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years on Job Borrower has 29 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00201	833a7394-25d3-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for the primary residence not provided.
09/16/19: Lender provided evidence of tax and insurance for the borrower's primary residence. Condition cleared. 09/13/2018-The mortgage payment statement provided reflects escrows as “Taxes and/or Insurance” or just as ‘Escrow”. It cannot be determined from the statement alone that the escrow amount on the statement covers both taxes and insurance. Please provide a document which verifies an annual cost amount of taxes such as on a property detail report or an annual amount of Insurance such as HOI declaration page, so audit can verify the escrow amount on the statement covers both Taxes and Insurance. Condition maintained.
												Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 42.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years on Job Borrower has 29 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00155	76d34b9e-46ce-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 12 years Years on Job Borrower has 12 years on job Years in Field Borrower has 12 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0024	61d26500-82bf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 52.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0024	28a71064-11be-e911-abc7-f4e9d4a75a52	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		09/06/2019- Signed sales contract provided. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 52.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00169	72e62d5b-5acf-e911-abc7-f4e9d4a75a52	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal, Flood and Tax Service Fees are paid to the Lender and Broker in section B of the final Closing Disclosure. It should be paid to the service provider or FBO the service provider.		9/4/2019: This finding is deemed non-material and rated a B	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.40 months reserves Years on Job Borrower has 15 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 784.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00169	87434c69-13a3-47cf-8f11-e9d81796d234	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Lender's and Broker's Affiliated Business Disclosure.		9/4/2019: This finding is deemed non-material and rated a B	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.40 months reserves Years on Job Borrower has 15 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 784.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00139	fa320422-67cb-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage, DTI exceeds DU resubmission tolerance and file is missing required asset verification.		09/06/2019- CD on simultaneous primary refinance verifying sufficient cash funds for subject transaction and new PITI provided. Audit calculated current fulltime income, DTI within tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00139	c924e24a-ffce-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00139	d507f2d1-face-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 40.76%. Due to the improper calculation of income, the actual DTI is 49.75%. Borrower is an hourly wage earner with a stable or increasing monthly income which required the Lender to average year-to-date and prior year base income per Fannie Mae Income trending guideline requirement, lender incorrectly qualified the Borrower using hourly rate.		09/06/2019- Audit calculated current fulltime income, DTI within tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00139	9c8eeb46-60cb-e911-abc7-f4e9d4a75a52	1652		Not Covered/Exempt		Credit		Improper Calculation of Income
The lender failed to accurately calculate the Borrower's income.  A monthly income of $X,XXX.XX was used by the lender to determine the DTI. The income is to be calculated by averaging year-to-date plus prior year base income, per Fannie Mae guidelines (Fannie Mae Income Trend: B3-3.1-01).  Lender calculated Borrower’s qualifying income using hourly income calculation which can only be used to determine how the Borrower’s income is trending compared to the previous year, once the increasing income trend was determined, the Lender was required to average year-to-date plus prior year base income.  The Borrower's actual income was $X,XXX.XX. A recalculation of DTI based on the Borrower's proper income calculation results in a DTI of 49.75% which fails to meet the program maximum of 40.76%.
											09/06/2019- Audit calculated current fulltime income, DTI within tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00139	c0bbcf53-5fcb-e911-abc7-f4e9d4a75a52	29		Not Covered/Exempt		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $0 less cash to close $X,XXX.XX results in $X,XXX.XX shortage of funds to close. File is missing proceeds from the primary residence refinance transaction.		09/06/2019- CD on simultaneous primary refinance verifying sufficient cash funds for subject transaction and new PITI provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00139	d97bedda-face-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects Borrower monthly qualifying base hourly income as $X,XXX.XX vs. $X,XXX.XX actual. It appears that the Lender did not calculate income per Fannie Mae Income Trend guideline requirement, Borrower’s income trend is increasing which requires the Lender to average year-to-date and prior year base income.		09/06/2019- Audit calculated current fulltime income, DTI within tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00139	8afa8d2e-15cf-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	File is missing PITI verification for the Borrower’s refinanced primary residence.		09/06/2019- CD on simultaneous primary refinance verifying sufficient cash funds for subject transaction and new PITI provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Full Documentation Full Documentation CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0071	b415ce12-b3c5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to the loan file is missing an executed closeout letter for the HELOC paid at closing.		09/06/19: Lender provided the signed HELOC letter showing paid and closed. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.88% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 9.01 months reserves, loan qualified with 22.50 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0071	b951a472-ecc4-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	The loan file is missing an executed closeout letter for the HELOC paid at closing.		09/06/19: Lender provided the signed HELOC letter showing paid and closed. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.88% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 9.01 months reserves, loan qualified with 22.50 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00195	03287f54-4fcf-e911-abc7-f4e9d4a75a52	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal, Credit Report, Flood and Tax Service Fees in section B of the Closing Disclosure are paid to the Lender and Broker. Fees should be paid to the service provider or FBO the service provider.		9/4/2019: This finding is deemed non-material and rated a B	Reserves are higher than guideline minimum UW Guides require 11.62 months reserves, loan qualified with 17.30 months reserves. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 784. Years on Job Borrower has 15 years on job.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00195	455acd62-47e6-4638-9d60-180716b4e851	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		9/4/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 11.62 months reserves, loan qualified with 17.30 months reserves. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 784. Years on Job Borrower has 15 years on job.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0046	fdd1231e-e7c2-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure with final figures as disclosed on the final ALTA Settlement Statement. Additional conditions may apply. No Cure.		08/26/2018- Final ALTA page 53 matches to closing CD page 81. Condition cleared.	Years Self Employed Borrower has been self employed for 10 years LTV is lower than guideline maximum Loan was qualified with an LTV of 75% FICO is higher than guideline minimum Loan qualified with a FICO of 812		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0046	178a053d-82c3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has been self employed for 10 years LTV is lower than guideline maximum Loan was qualified with an LTV of 75% FICO is higher than guideline minimum Loan qualified with a FICO of 812		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0046	8759737f-e5c2-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 2.83%. Due to the improper calculation of income, the actual DTI is 30.82%. Lender used a higher rental income than what was reflected on XXXX Schedule E.		08/29/19: Lender provided a revised AUS. Upon recalculation of the REO's DTI is 17.79% and is within guidelines. Condition cleared.	Years Self Employed Borrower has been self employed for 10 years LTV is lower than guideline maximum Loan was qualified with an LTV of 75% FICO is higher than guideline minimum Loan qualified with a FICO of 812		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0046	c336b7bd-e6c2-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by DU was not provided for co-borrower.		08/26/2019- VVOE with 10 days of note date on co Borrower provided. Condition cleared.	Years Self Employed Borrower has been self employed for 10 years LTV is lower than guideline maximum Loan was qualified with an LTV of 75% FICO is higher than guideline minimum Loan qualified with a FICO of 812		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00114	ffc2f2b2-4fbd-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/17/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum AUS requires 8.92 months reserves, loan qualified with 13.60 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 35 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00114	2be1e755-993c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	Reserves are higher than guideline minimum AUS requires 8.92 months reserves, loan qualified with 13.60 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 35 months payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00124	f5c4a53a-abd4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides does not require minimum disposable income, loan qualified with $19,556.81 in disposable income Reserves are higher than guideline minimum UW Guides require 61.5 months reserves, loan qualified with 74.6 months reserves Years Self Employed Borrower has 9 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00124	d33a7c65-05d4-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		09/17/19: Upon further review, A condominium questionnaire or project review are not required for a detached property. FNMA guides require confirmation that the project and the unit are in compliance with all other Fannie Mae requirements for property eligibility and appraisal standards. The project and the unit have the required insurance as described in Subpart B7, Insurance. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides does not require minimum disposable income, loan qualified with $19,556.81 in disposable income Reserves are higher than guideline minimum UW Guides require 61.5 months reserves, loan qualified with 74.6 months reserves Years Self Employed Borrower has 9 years Self Employed		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00115	52e73826-62ce-e911-abc7-f4e9d4a75a52	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee, Flood Certificate Fee and Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider (needs FBO information). Provide corrected CD and letter of explanation to the Borrower.		Finding deemed non-material and rated a B	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years in Field Borrower has 21 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report verifies 48 months payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00115	0f170eaf-4ace-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/17/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years in Field Borrower has 21 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report verifies 48 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00115	1bad34b3-993c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years in Field Borrower has 21 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report verifies 48 months payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00151	7f02d959-94c4-4ffd-835a-d80fbf9e6ae8	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		09/05/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 219.80 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.49%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00151	b328dee9-afd0-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 219.80 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.49%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00151	4007f92f-d8d0-e911-abc7-f4e9d4a75a52	920		TQM/Non-HPML		Credit		Missing Note	An executed Note is missing from the file.		09/12/2019- Signed Note provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 219.80 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.49%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00220	83a0e882-7ed6-e911-abc7-f4e9d4a75a52	3186		TQM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Storage, Title-Lender Title insurance, and Title-Settlement fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The title fees should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		09/13/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00220	aedbe26e-7dd6-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified mortgage due to missing employment verification, income documentation, and evidence of PITI for all properties.		10/10/2019: Lender provided evidence that the primary residence is the responsibility of the non-borrowing spouse. Lender provided updated 1008, 1003, and AUS, condition cleared. 10/02/2019- VVOE provided and accepted.Property detail report showing primary in spouses name is not evidence that borrower is not financial obligated on the loan. A spouse may be on the note and not on title. Lender disclosed the primary housing payment on the 1003 liabilities section item 12 file page 122. Condition retained.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00220	0f3a2f36-f5fc-4afc-9536-5b75c6895bd6	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and broker.		09/13/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00220	940de973-7bd6-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00220	2cebd5c8-7cd6-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Audit is unable to determine the PITI for all properties due to the following: missing HELOC statements (statements in file do not list the property addresses), missing Closing statements for properties with simultaneous closings. Additional conditions may apply
10/10/2019:  Lender provided evidence that the primary residence is the responsibility of the non-borrowing spouse.  Lender provided updated 1008, 1003, and AUS, condition cleared.   10/9/19: According to the FNMA selling guide: If the debts are on the loan application, DU will also include them in the DTI ratio. If the debts do not belong to the borrower, the lender may provide supporting documentation, remove the debts from the loan application, and resubmit the loan casefile to DU in order for the DTI to be updated to exclude the non-applicant debts Lender disclosed the primary housing payment on the 1003 liabilities section item 12 file page 122 and is included in the DTI calculations. Lender states the borrow has no ownership. Property detail report shows purchased in XXXX with a principle loan amount of $XXX,XXX.XX not listed on the borrower’s CBR. Property profile lists the RE taxes on primary, as shown on the 1003. The property detail report showing primary in spouses name is not evidence that borrower is not financial obligated on the loan. A spouse may be on the note and not on title. Verification of the PITI payment for the primary residence disclosed on file page 119 is required.  Condition maintained. 10/02/2019-Property detail report showing primary in spouses name is not evidence that borrower is not financial obligated on the loan. A spouse may be on the note and not on title. Lender disclosed the primary housing payment on the 1003 liabilities section item 12 file page 122. Verification of the PITI payment for the primary residence disclosed on file page 119 is required. Condition retained.09/27/19: Lender provided the closing disclosures, first payment letters, first page of the appraisal, and copies of the note to verify the PITIA for the REO's listed on the final 1003. Please provide the verification of the PITIA for the borrower's primary residence. Condition maintained.09/23/19: Lender provided the closing disclosures, first payment letters, first page of the appraisal, and copies of the note to verify the PITIA for the REO's listed on the final 1003. Please provide the verification of the PITIA for the borrower's primary residence. Condition maintained.
												Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00220	acc33d29-7dd6-e911-abc7-f4e9d4a75a52	701		TQM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The VVOE in file is dated more than 10 days prior to the Note date.		10/02/2019-VVOE on borrowers' employment with 10 days of note date provided. Condition cleared.09/27/19: The VOE on page 150 of 527 is for the borrower’s business. For salaried borrower’s,an employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The VVOE in file is dated more than 10 days prior to the Note date. Condition maintained.09/23/19: Lender provided the business license for the borrower S-Corp. For the borrower's W-2 income, the VVOE is dated more than 10 days prior to the Note date. Condition maintained.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00220	779059b0-7bd6-e911-abc7-f4e9d4a75a52	32		TQM/Non-HPML		Credit		Failure to obtain Income Documentation
Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX personal tax returns, XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E for XXXX and XXXX(the XXXX schedule E in file does not reflect any rental income). Additional conditions may apply.

10/09/19:  Lender provided the 1120 as shown on Schedule E part II. Incorporated XX/XX/XXXX. K-1 shows 100% ownership by spouse. No prior year applicable. XXXX 1120S and K1 on the second S-Corp.  holds REO’s previously reflected on XXXX Schedule E personal tax return. AUS  requires most recent income tax return for net rental income. P&L and Balance sheet not required by AUS. Loss on the second S Corp is considered in income calculations. XXXX personal tax return file page 344 reflects the S-Corp.’s on Schedule E part II. Condition cleared.09/27/19: Lender provided XXXX 1040’s (Pg 183 of 527). XXXX 1040’s Pg 302 of 527). Tax returns for business (Page 228 of 528) (Incorporated XX/XX/XXXX), XXXX form 4562 (Pg 83 of 527). Missing XXXX business returns including 1120s and K1s for both S Corps (evidence that one of the S Corps is the spouse’s was not provided), and a complete schedule E for XXXX and XXXX (the XXXX schedule E in file does not reflect any rental income). Condition maintained.
												Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00220	2510053b-7dd6-e911-abc7-f4e9d4a75a52	854		TQM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current leases for properties in which lease income is being used.		10/02/2019-Apprasial with operating income statement provided. Condition cleared.09/27/19: Appraisal on page 161 of 527 is incomplete and does not include form 1007 or operating statement. Condition maintained.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $8049 in disposable income Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00221	321c67a5-75d5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified mortgage due to missing employment verification, income documentation, and evidence of PITI for all properties.		10/07/2019-XXXX 1120S and K1 on XXX XXXXXXXX provided. Date incorporated XX/XX/XXXX. No prior year applicable. XXXX 1120Sand K1 on XXX XXXXXXXX holds REO’s previously reflected on XXXX Schedule E personal tax return. AUS condition #15 requires most recent income tax return for net rental income. P&L and Balance sheet not required by AUS. Loss on XXX XXXXXXXX considered in income calculations. XXXX personal tax return file page 506 reflects XXX XXXXXXXX and XXX XXXXXXXX on Schedule E part II via attached statement page 523. Condition cleared.	Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00221	eb61f103-6e78-4089-aedf-56d061228727	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and broker.		09/12/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00221	13529f94-79d5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00221	4524b5c7-73d5-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Audit is unable to determine the PITI for all properties due to the following: missing HELOC statements (statements in file do not list the property addresses), missing payment and tax info for the 7th property listed on the final 1003, and missing Closing statements for properties with simultaneous closings. Additional conditions may apply.
09/23/2019-Mortgage statement on REO#6 provided. Reflects escrows. Audit used taxes on appraisal for REO#6 to verify escrow covers both taxes and insurance. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #7 provided. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #9 provided. CD shows HELOC paid off. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #1 provided. CD shows HELOC paid off. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #3(XXXX XXXXXXX XXXX) provided.
												Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00221	82b83c49-75d5-e911-abc7-f4e9d4a75a52	701		TQM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The VVOE in file is dated more than 10 days prior to the Note date.
10/02/2019- Post close VVOE on borrowers' employer provided. Condition cleared.09/24/2019: Lender provided verification of a LLC business PDF page 1 of 10 which is not the borrowers disclosed employer on the 1003. The VVOE’s on the disclosed 1003 employer PDF pages 8 of 10 and 9 of 10 are dated XX/XX/XXXX and XX/XX/XXXX respectively, which is greater than 10 business days from closing. Condition maintained.09/23/2019-Lender provided verification of a LLC business PDF page 1 of 10 which is not the borrowers disclosed employer on the 1003. The VVOE’s on the disclosed 1003 employer PDF pages 8 of 10 and 9 of 10 are dated XX/XX/XXXX and XX/XX/XXXX respectively, which is greater than 10 business days from closing. Condition retained.
												Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00221	3c914f74-acd5-e911-abc7-f4e9d4a75a52	32		TQM/Non-HPML		Credit		Failure to obtain Income Documentation
Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E (the XXXX schedule E in file does not reflect any rental income). Additional conditions may apply.
											10/07/2019-XXXX 1120S and K1 on XXX XXXXXXXX provided. Date incorporated XX/XX/XXXX. No prior year applicable. XXXX 1120Sand K1 on XXXX XXXXXXXX holds REO’s previously reflected on XXXX Schedule E personal tax return. AUS condition #15 requires most recent income tax return for net rental income. P&L and Balance sheet not required by AUS. Loss on DTH holdings considered in income calculations. XXXX personal tax return file page 506 reflects XXX XXXXXXXX and XXX XXXXXXXX on Schedule E part II via attached statement page 523. Condition cleared.	Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00221	8cf74468-acd5-e911-abc7-f4e9d4a75a52	854		TQM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current leases for properties in which lease income is being used.		10/02/2019-Apprasial with operating income statement provided. Condition cleared.	Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 57.5 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7641 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00230	41cf5542-b3d5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified mortgage due to missing employment verification, income documentation, and evidence of PITI for all properties.		10/10/2019: Lender provided evidence that the primary residence is the responsibility of the non-borrowing spouse. Lender provided updated 1008, 1003, and AUS, condition cleared. 09/24/19: Lender provided the closing disclosures, first payment letters, first page of the appraisal, and copies of the note to verify the PITIA for the REO's listed on the final 1003. Please provide the verification of the PITIA for the borrower's primary residence. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00230	21e58cb7-a1d5-e911-abc7-f4e9d4a75a52	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and broker.		09/12/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00230	6076997a-a1d5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00230	5deaf004-b4d5-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Audit is unable to determine the PITI for all properties due to the following: missing HELOC statements (statements in file do not list the property addresses), missing payment and tax info for the 7th property listed on the final 1003, and missing Closing statements for properties with simultaneous closings. Additional conditions may apply.
10/10/2019: Lender provided evidence that the primary residence is the responsibility of the non-borrowing spouse. Lender provided updated 1008, 1003, and AUS, condition cleared.  10/9/19: According to the FNMA selling guide: If the debts are on the loan application, DU will also include them in the DTI ratio. If the debts do not belong to the borrower, the lender may provide supporting documentation, remove the debts from the loan application, and resubmit the loan casefile to DU in order for the DTI to be updated to exclude the non-applicant debts Lender disclosed the primary housing payment on the 1003 liabilities section item 12 file page 122 and is included in the DTI calculations. Lender states the borrow has no ownership. Property detail report shows purchased in XXXX with a principle loan amount of $XXX,XXX.XX not listed on the borrower’s CBR. Property profile lists the RE taxes on primary, as shown on the 1003. The property detail report showing primary in spouses name is not evidence that borrower is not financial obligated on the loan. A spouse may be on the note and not on title. Verification of the PITI payment for the primary residence disclosed on file page 119 is required.  Condition maintained.09/24/19: Lender provided the closing disclosures, first payment letters, first page of the appraisal, and copies of the note to verify the PITIA for the REO's listed on the final 1003. Please provide the verification of the PITIA for the borrower's primary residence. Condition maintained.
												Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00230	2e6804ca-b3d5-e911-abc7-f4e9d4a75a52	701		TQM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The VVOE in file is dated more than 10 days prior to the Note date.		10/09/19: Lender provided the VVOE dated post close. Lenders have the option of obtaining the verbal verification of employment after the note date but prior to delivery. Condition cleared. 10/09/19: Lender provided the business license. Please provide the VVOE within 10 days of the note date for the borrower's W2 income. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00230	8790ccf4-b3d5-e911-abc7-f4e9d4a75a52	32		TQM/Non-HPML		Credit		Failure to obtain Income Documentation
Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E (the XXXX schedule E in file does not reflect any rental income). Additional conditions may apply.
											10/09/19: Lender provided the 1120 as shown on Schedule E part II. Incorporated XX/XX/XXXX. K-1 shows 100% ownership by spouse. No prior year applicable. XXXX 1120S and K1 on the second S-Corp. holds REO’s previously reflected on XXXX Schedule E personal tax return. AUS requires most recent income tax return for net rental income. P&L and Balance sheet not required by AUS. Loss on the second S Corp is considered in income calculations. XXXX personal tax return file page 344 reflects the S-Corp.’s on Schedule E part II. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00230	0ee31fd4-b3d5-e911-abc7-f4e9d4a75a52	854		TQM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current leases for properties in which lease income is being used.		10/09/19: Lender provided the appraisal and form 1007 to verify rental income not shown on Schedule E. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 33.44 months reserves, loan qualified with 82.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower on job 5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00225	84d1dc27-e9d4-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified mortgage due to missing employment verification, income documentation, and evidence of PITI for all properties.		10/09/19: Lender provided the VVOE dated post close. Lenders have the option of obtaining the verbal verification of employment after the note date but prior to delivery. Lender provided the appraisal and Form 1007 for REO#2 file page 107. Estimated monthly market rent of $X,XXX.XX or $X,XXX.XX as of XX/XX/XXXX. Lender provided XXXX 1120S for audit schedule E REO Calculations. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00225	c0afdfc0-cb9b-4251-bbfe-cc3f62910efa	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		09/12/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00225	fb985ab3-afd5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00225	1f18c30d-b0d5-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Audit is unable to determine the PITI for all properties due to the following: missing HELOC statements (statements in file do not list the property addresses), missing payment and tax info for the 7th property listed on the final 1003, and missing Closing statements for properties with simultaneous closings. Additional conditions may apply.
10/10/2019: Lender provided evidence that the primary residence is the responsibility of the non-borrowing spouse. Lender provided updated 1008, 1003, and AUS, condition cleared.  10/9/19: According to the FNMA selling guide: If the debts are on the loan application, DU will also include them in the DTI ratio. If the debts do not belong to the borrower, the lender may provide supporting documentation, remove the debts from the loan application, and resubmit the loan casefile to DU in order for the DTI to be updated to exclude the non-applicant debts Lender disclosed the primary housing payment on the 1003 liabilities section item 12 file page 122 and is included in the DTI calculations. Lender states the borrow has no ownership. Property detail report shows purchased in XXXX with a principle loan amount of $XXX,XXX.XX not listed on the borrower’s CBR. Property profile lists the RE taxes on primary, as shown on the 1003. The property detail report showing primary in spouses name is not evidence that borrower is not financial obligated on the loan. A spouse may be on the note and not on title. Verification of the PITI payment for the primary residence disclosed on file page 119 is required.  Condition maintained.  09/23/2019-Mortgage statement on REO#7 (XXXXX XXXXXXX) provided. Reflects escrows. Audit used taxes on appraisal for REO#7 to verify escrow covers both taxes and insurance. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #8 provided. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #2 provided. CD shows HELOC paid off. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #3 provided. CD shows HELOC paid off. First payment letter, Note and closing CD verifying PITI on simultaneous close REO #4 provided. Condition cleared.
												Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00225	a2d606e3-afd5-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The VVOE in file is dated more than 10 days prior to the Note date		10/09/19: Lender provided the VVOE dated post close. Lenders have the option of obtaining the verbal verification of employment after the note date but prior to delivery. Condition cleared. 09/23/2019-Lender provided verification of a LLC business PDF page 1 of 10 which is not the borrowers disclosed employer on the 1003. The VVOE’s on the disclosed 1003 employer PDF pages 8 of 10 and 9 of 10 are dated XX/XX/XXXX and XX/XX/XXXX respectively, which is greater than 10 business days from closing. Condition retained.	Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00225	3de6b5f8-afd5-e911-abc7-f4e9d4a75a52	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation
Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E (the XXXX schedule E in file does not reflect any rental income). Additional conditions may apply.
											10/03/2019- Borrower is employed. REO held within S corporation. Lender provided XXXX 1120S for audit schedule E REO Calculations. Lender held income loss from business against borrower income in total income calculation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00225	139cc6fb-e7d4-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for all rental properties listed on 1003 except subject.		10/09/2019: Lender provided the appraisal and Form 1007 for REO#2 file page 107. Estimated monthly market rent of $X,XXX.XX or $X,XXX.XX as of XX/XX/XXXX. Condition cleared. 10/03/2019- XXXX 1120 S provided for schedule E audit of gross rental income. REO#2 file page 107 does not appear on 1120 S Schedule E. Lender worksheet file page 360 shows a calculation based on a lease payment. Provide lease on REO#2.Condition retained.	Reserves are higher than guideline minimum UW Guides require 28 months reserves, loan qualified with 64.60 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7488 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00231	c06785f5-a9d5-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified mortgage due to missing employment verification, income documentation, and evidence of PITI for all properties.		10/07/2019-XXXX 1120S and K1 on XXX XXXXXXX provided. Date incorporated XX/XX/XXXX. No prior year applicable. XXXX 1120Sand K1 on XXX XXXXXXXX holds REO’s previously reflected on XXXX Schedule E personal tax return. AUS condition #15 requires most recent income tax return for net rental income. P&L and Balance sheet not required by AUS. Loss on XXX XXXXXXXX considered in income calculations. XXXX personal tax return file page 344 reflects XXX XXXXXXXX and XXX XXXXXXXX on Schedule E part II via attached statement page 349. Condition cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00231	76b2adfa-24a6-47f9-bb8e-c2a1aae0bff4	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		09/12/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00231	408b8d36-41d5-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00231	2901e5ac-aad5-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Audit is unable to determine the PITI for all properties due to the following: missing HELOC statements (statements in file do not list the property addresses), missing payment and tax info for the 7th property listed on the final 1003, and missing Closing statements for properties with simultaneous closings. Additional conditions may apply.		09/16/19: Lender provided the tax information for the 7th property listed on the final 1003, and Closing statements for properties with simultaneous closings. Condition cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00231	f7cce928-aad5-e911-abc7-f4e9d4a75a52	701		TQM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The VVOE in file is dated more than 10 days prior to the Note date		09/16/19: Lender provided the VVOE dated within 10 days of the note. Condition cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00231	e4b08993-aad5-e911-abc7-f4e9d4a75a52	32		TQM/Non-HPML		Credit		Failure to obtain Income Documentation
Per AUS, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E (the XXXX schedule E in file does not reflect any rental income).  Additional conditions may apply.

10/07/2019-XXXX 1120S and K1 on XXX XXXXXXXX provided. Date incorporated XX/XX/XXXX. No prior year applicable. XXXX 1120Sand K1 on XXX XXXXXXXXs holds REO’s previously reflected on XXXX Schedule E personal tax return. AUS condition #15 requires most recent income tax return for net rental income. P&L and Balance sheet not required by AUS. Loss on XXX XXXXXXXX considered in income calculations. XXXX personal tax return file page 344 reflects XXX XXXXXXXX and XXX XXXXXXXX on Schedule E part II via attached statement page 349. Condition cleared.09/26/19: According to the tax return, was incorporated XX/XX/XXXX. Per AUS, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E (the XXXX schedule E in file does not reflect any rental income). File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided), and a complete schedule E.  Condition maintained. 09/16/19:  Lender provided XXXX for the holding company and XXXX 1040’s. File is missing XXXX personal tax returns, XXXX and XXXX business returns including 1120s and K1s for both S Corps (evidence 1 of the S Corps is the spouse’s was not provided),and a complete schedule E  Condition maintained
												Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00231	fe250e44-aad5-e911-abc7-f4e9d4a75a52	854		TQM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current leases for properties in which lease income is being used.		09/26/19: REO# 9: Market rents used. Property purchased XX/XX/XXXX. Uploaded appraisal to M4 to evidence rents. Condition cleared.	Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $7653 in disposable income Reserves are higher than guideline minimum UW Guides require 39 months reserves, loan qualified with 87 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0041	081c2414-d9c5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 263.2 months reserves No Mortgage Lates Credit report verifies 80 months payment history with no late payments reported Years on Job Borrower has 17.3 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0041	2f1c07d9-bfc5-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 17.51%. Due to the improper calculation of income, the actual DTI is 30.48%. It appears the lender utilized rental income for the subject property, however, verification of the rental income was not provided.		09/16/19: Lender provided the complete revised 1003. Condition cleared. 09/12/19: Lender provided a revised AUS/1008 and 1003 page 2 of 5. Please provide the complete revised 1003. Condition maintained.	Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 263.2 months reserves No Mortgage Lates Credit report verifies 80 months payment history with no late payments reported Years on Job Borrower has 17.3 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00177	15a306ae-7660-42c7-a30b-28efa0cd6da9	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		09/11/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.23% Reserves are higher than guideline minimum UW Guides require 24.34 months reserves, loan qualified with 62.50 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00177	e35a7e9b-bed4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.23% Reserves are higher than guideline minimum UW Guides require 24.34 months reserves, loan qualified with 62.50 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0086	317d7864-34d3-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing income documentation.		09/13/19: Lender provided the cash flow analysis. For certain loan case files DU will issue a message permitting only one year of personal and business tax returns, provided lenders document the income by: obtaining signed individual and business federal income tax returns for the most recent year, confirming the tax returns reflect at least 12 months of self-employment income, and completing Fannie Mae’s Cash Flow Analysis (Form 1084) or any other type of cash flow analysis form that applies the same principles. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.86% Years Self Employed Borrower has 20 years Self Employed		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0086	dad630b9-ab33-418e-a453-9703c0352f07	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/09/2019: This finding is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.86% Years Self Employed Borrower has 20 years Self Employed		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0086	d3f1abc5-76e9-4647-8055-474bea2cff21	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		09/09/2019: This finding is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.86% Years Self Employed Borrower has 20 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV0086	37b7d86d-35d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.86% Years Self Employed Borrower has 20 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0086	616662a1-34d3-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. File is missing the signed personal Federal tax returns for XXXX and the file is missing the signed business tax returns for XXXX, however the selling guide will allow the Cash Flow form in lieu of the XXXX signed returns. Cash Flow form missing from loan file.		09/13/19: Lender provided the cash flow analysis. For certain loan casefiles DU will issue a message permitting only one year of personal and business tax returns, provided lenders document the income by: obtaining signed individual and business federal income tax returns for the most recent year, confirming the tax returns reflect at least 12 months of self-employment income, and completing Fannie Mae’s Cash Flow Analysis (Form 1084) or any other type of cash flow analysis form that applies the same principles. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.86% Years Self Employed Borrower has 20 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00212	0b5cdf0d-dad3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.71		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00232	e005bf17-a8a5-433d-804b-88209296276e	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		09/13/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00232	dee9a280-d430-480e-942d-c99a7b871635	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee, Flood Certificate Fee and Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Fees payable to the broker and lender must be reflected in Section A. Provide corrected CD and letter of explanation to the Borrower.		09/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00232	cf4d5795-b6d4-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing credit report		10/03/2019-Credit report that matches to AUS provided. Condition cleared.09/30/19: The credit report provided is dated XX/XX/XXXX. DU shows a date of XX/XX/XXXX. Please provide the credit report used in the AUS analysis or update AUS with provided credit report. Condition maintained.09/20/2019-Credit report provided dated XX/XX/XXXX does not match to the credit report ID used in the AUS item #27 file page 124. Provide the credit report used in the AUS analysis or update AUS with provided credit report. Condition retained.	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00232	c2043dbc-d289-49e0-9e69-e80c8f5d6bbe	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/13/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00232	94f91311-4dd6-e911-abc7-f4e9d4a75a52	3228		TQM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No Cure		09/19/2019- LE dated XX/XX/XXXX provided. Condition cleared.	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00232	5f006d8b-32d6-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00232	90468664-b6d4-e911-abc7-f4e9d4a75a52	912		TQM/Non-HPML		Credit		Missing credit report	A credit report for the borrower was not provided.		10/03/2019-Credit report that matches to AUS provided. Condition cleared.09/30/19: The credit report provided is dated XX/XX/XXXX. DU shows a date of XX/XX/XXXX. Please provide the credit report used in the AUS analysis or update AUS with provided credit report. Condition maintained.09/20/2019-Credit report provided dated XX/XX/XXXX does not match to the credit report ID used in the AUS item #27 file page 124. Provide the credit report used in the AUS analysis or update AUS with provided credit report. Condition retained.	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.33% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.58%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00179	229f93dd-e340-42be-8a2d-12d2e1f1627b	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosures		9/10/2019: This finding is deemed non-material and is rated a B.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 26 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00179	0066ac48-3fd4-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 26 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0050	cf2cc037-2cc5-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	Home Warranty in Section H of the final Closing Disclosure does not reflect the word "Optional". Provide re-disclosed CD and letter of explanation. No Cure.		09/13/19: Lender provided the corrected CD and LOE to the borrower. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Cleared
FSMT20201INV0050	4223dff5-2bc5-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing documentation.		09/12/19: Per Lender, "XXX XXXXXX XX XXX X” is a null and void address (typographical error). The borrower's correct present address is listed on the revised 1003 and initial signed/dated 1003 and supporting REO documentation. The borrower only has ownership in the subject and primary. A revised and corrected AUS/1008/1003 was provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0050	c287530e-d15c-4157-b4a9-8765d4ca91c1	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0050	881622bc-ca15-40e0-ab7c-951275f3e2ac	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower’s. No Cure.		09/05/19: Lender provided the e consent disclosure for the borrowers. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0050	2bcbb078-2cc5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0050	389327c8-2cc5-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for the subject property. Per the AUS Approval, if there is an existing rental or lease agreement on the subject, copies of the agreements must be provided to ensure that first lien position is not at risk. The appraisal indicates that both units are currently rented. Copies of the rental/ lease agreement were not provided.		09/06/19: Lender provided the signed operating statement for the subject property. Current market rents for both units $X,XXX.XX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0050	5bfc83ab-2cc5-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of Principal & Interest payment for property #1 on the final application not provided. Additional conditions may apply upon receipt.		09/12/19: Per Lender, "XXX XXXXXX XX XXX X” is a null and void address (typographical error). The borrower's correct present address is listed on the revised 1003 and initial signed/dated 1003 and supporting REO documentation. The borrower only has ownership in the subject and primary. A revised and corrected AUS/1008/1003 was provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0050	c720e289-2cc5-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #1 on the final application not provided. Additional conditions may apply upon receipt.		09/12/19: Per Lender, "XXX XXXXXX XX XXX X” is a null and void address (typographical error). The borrower's correct present address is listed on the revised 1003 and initial signed/dated 1003 and supporting REO documentation. The borrower only has ownership in the subject and primary. A revised and corrected AUS/1008/1003 was provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0050	09bd5b9e-2cc5-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided. Additional conditions may apply upon receipt.		09/12/19: Per Lender, "XXX XXXXXX XX XXX X” is a null and void address (typographical error). The borrower's correct present address is listed on the revised 1003 and initial signed/dated 1003 and supporting REO documentation. The borrower only has ownership in the subject and primary. A revised and corrected AUS/1008/1003 was provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.15%, loan qualified with DTI of 37.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0082	165e5bd0-bbbf-e911-abc7-f4e9d4a75a52	822		Not Covered/Exempt		Credit		Assets are not sourced/seasoned	The statement for account #3 on final application reflects a transfer of $XX,XXX.XX on XX/XX/XXXX. The statement for account #2 on final application reflects a transfer of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the transfers.		08/26/19: Lender provided the source of funds for transfer of $XX,XXX.XX on XX/XX/XXXX and for transfer of $XX,XXX.XX on XX/XX/XXXX. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $11,668.45 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.63% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0082	08e5fe0e-80c2-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/11/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $11,668.45 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.63% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0082	91ca72dd-cdbe-e911-abc7-f4e9d4a75a52	16		Not Covered/Exempt		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		08/22/19: Lender provided the flood certificate for the subject property. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $11,668.45 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.63% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00176	78c01cbc-fdd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5,698.08 in disposable income Reserves are higher than guideline minimum UW Guides require 39.00 months reserves, loan qualified with 94.00 months reserves Years in Field Borrower has 27 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00145	b3389abe-2d2b-4afe-acbb-fcf17f546756	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/10/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.25% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum AUS Guides require 55.74 months’ reserves, loan qualified with 134.70 months’ reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00145	efeeeb04-ec8e-4ee4-a728-8aa117715fe1	1665		Not Covered/Exempt		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		09/10/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.25% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum AUS Guides require 55.74 months’ reserves, loan qualified with 134.70 months’ reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00145	ba33d9a2-0cd4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.25% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum AUS Guides require 55.74 months’ reserves, loan qualified with 134.70 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00168	99b0a5e6-2ed0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 5.06 months’ reserves, loan qualified with 14.00 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00208	33939bc9-0b2a-48e6-8950-ee1ce0cc28d9	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX. The brokers disclosure did not include a list of the 10 counseling agencies.		09/07/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00208	01cb8163-45ee-4d20-9bd5-4489048c09c7	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. It should be the name of the party ultimately receiving the payment or reflect FBO. If the lender is the correct payee, the fee should be disclosed in Section A, Origination Fees. Please provide an LOE and corrected CD to the borrower.		09/07/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00208	2402515e-ffd3-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing signed HELOC closure letter and missing 2nd lien note for the primary residence		09/18/19: Lender provided the signed authorization to close the line of credit. Evidence of the PITIA for the borrower's primary residence. Second lien is documented on the CBR. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00208	0f138bc3-79ba-4f87-b0e3-5b47ea563fb4	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/07/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00208	43c099e4-fed3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00208	48fa6cc7-82d1-e911-abc7-f4e9d4a75a52	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	The HELOC closure letter in file is not signed by the borrowers.		09/18/19: Lender provided the signed authorization to close the line of credit. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00208	9f780f1a-83d1-e911-abc7-f4e9d4a75a52	853		TQM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided for the primary residence.		09/18/19: Lender provided evidence of the PITIA for the borrower's primary residence. Second lien is documented on the CBR. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 26 months reserves, loan qualified with 29.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 Years Self Employed Borrower has 21 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00138	1a72ac3b-0fd4-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of principal and interest for REO property.		09/18/19: Lender provided evidence of the principal and interest payment for property #7 listed on final 1003. Condition cleared.	LTV is lower than guideline maximum Loan qualified with 75.00% FICO is higher than guideline minimum Loan qualifed with FICO of 791 DTI is lower than guideline maximum Loan qualified with DTI of 39.12%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00138	bfa25592-0cd4-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of principal and interest payment for property #7 listed on final 1003 not provided. Additional conditions may apply.		09/18/19: Lender provided evidence of the principal and interest payment for property #7 listed on final 1003. Condition cleared.	LTV is lower than guideline maximum Loan qualified with 75.00% FICO is higher than guideline minimum Loan qualifed with FICO of 791 DTI is lower than guideline maximum Loan qualified with DTI of 39.12%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0021	2a5e247b-aac5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves Years on Job Co-Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00122	f56fe9e8-f7d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 13 years on job Reserves are higher than guideline minimum UW Guides require 18.85 months reserves, loan qualified with 37.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 774 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00157	a6f99774-3acf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years in Field Borrower has 7 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.15%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00222	a2609352-00d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW guidelines reuire max DTI of 45% loan qualified with DTI of 27.03% Years Self Employed Borrower has been Self Employed 20 years FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualified wth a FICO of 775		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00222	cef0252c-e6d3-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for property #1 located on the borrower's final application.		10/11/2019- Lender adjusted 1003, 1008 and AUS and held PITI for REO#1 in DTI provided. Lease no longer required. Condition cleared.	DTI is lower than guideline maximum UW guidelines reuire max DTI of 45% loan qualified with DTI of 27.03% Years Self Employed Borrower has been Self Employed 20 years FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualified wth a FICO of 775		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00185	9b09d0b8-b0d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.25% Reserves are higher than guideline minimum UW Guides require 8.43 months’ reserves, loan qualified with 19.80 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00185	61e92f70-c6d0-e911-abc7-f4e9d4a75a52	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	AUS in file requires verification of the rental income or loss from properties with either the borrower's most recent federal income tax return or current lease agreement. File is missing lease agreements and/or federal income tax returns. Additional conditions may apply.		09/20/2019- Lease agreement provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.25% Reserves are higher than guideline minimum UW Guides require 8.43 months’ reserves, loan qualified with 19.80 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0031	f20146a0-16c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 459.40 months reserves Years on Job Borrower has 30 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0031	8c908bb8-45c4-e911-abc7-f4e9d4a75a52	15		Not Covered/Exempt		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard insurance declaration in file is post funding.		08/30/19: Upon further review the effective date of the hazard insurance is prior to the note/disbursement date. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 459.40 months reserves Years on Job Borrower has 30 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00186	11292fa1-68cb-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 13 months reserves, loan qualified with 15 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0047	e65af66f-5dc4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 10.81 months reserves, loan qualified with 422.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years in Field Borrower has 2 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0047	c4ddda86-5dc4-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 18.46%. Due to the miscalculation of net rental income for the subject property, the actual DTI is 22.17%.		08/30/19: Lender provided a revised AUS with a DTI of 22.99%. DTI is within tolerance. Condition cleared. 08/26/2019-Lender AUS reflects a subject property net cash flow of $X.XX file page 116. Audit gross rental income file page 443 is $X,XXX x 75% = $X,XXX.XX less proposed PITI $X,XXX.XX = -$X,XXX.XX. Condition retained.	Reserves are higher than guideline minimum UW Guides require 10.81 months reserves, loan qualified with 422.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years in Field Borrower has 2 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00196	e2b680e3-d4d3-e911-abc7-f4e9d4a75a52	3296		TQM/Non-HPML		Compliance		Closing Disclosure document error	The final CD has fees paid to the Broker in Section B. The payee cannot be the broker and must be the 3rd party vendor.		09/10/2019: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.55% Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 781		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00196	0ea8f4d1-c27c-44be-b576-934177156c13	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		09/10/2019: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.55% Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 781		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00196	8601f945-d5d3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.55% Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 781		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00459	aad00f79-8894-4ccf-ab4c-b495ab0a80b5	2862		TQM/HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Organization Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		12/15/2019 This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW guides require 6 months' reserves, loan qualified with 164.5 months' reserves FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifed with FICO of 777		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00459	a830a178-14e0-4220-820b-e5d03fa7538a	48		TQM/HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/15/2019 This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW guides require 6 months' reserves, loan qualified with 164.5 months' reserves FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifed with FICO of 777		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00170	168b9aa2-56c4-485a-90c6-ef9f1738ab02	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report Fee reflected in section B of the final Closing Disclosure should be reflected in section A or should include an FBO and the actual payee name. Provide corrected CD and letter of explanation to the Borrower.		09/04/2019: This finding is deemed non material per SFIG and will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with disaposable income of $10,902.01 FICO is higher than guideline minimum Loan qualified with FICO of 740. CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00170	d7364530-5bcf-e911-abc7-f4e9d4a75a52	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		09/04/2019: This finding is deemed non material and will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with disaposable income of $10,902.01 FICO is higher than guideline minimum Loan qualified with FICO of 740. CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00170	6e85c43f-5acf-e911-abc7-f4e9d4a75a52	841		TQM/Non-HPML		Credit		Failure to Obtain Flood Certificate	Life of loan Flood Certificate provided is not legible. Please provide an uncorrupted pdf.		09/06/2019- Flood certificate provided. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disaposable income of $10,902.01 FICO is higher than guideline minimum Loan qualified with FICO of 740. CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00170	495f1e96-59cf-e911-abc7-f4e9d4a75a52	909		TQM/Non-HPML		Credit		Missing AUS results	Missing legible AUS results. AUS in file is a corrupt pdf.		09/06/2019- AUS provided. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with disaposable income of $10,902.01 FICO is higher than guideline minimum Loan qualified with FICO of 740. CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0085	f772b6f7-466d-4a39-a929-e00ae9d217e1	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage, The AUS reflects a DTI of 40%. Due to the miscalculation of bonus income, the actual DTI is 43.86%.		08/27/2019-Re calculated bonus income adjust audit DTI to 42.18 which is with tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.41% No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0085	0cfb168c-51c4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.41% No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0085	9e45b9a9-51c4-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 40%. Due to the miscalculation of bonus income, the actual DTI is 43.86%.	08/27/2019-how was the bonus income miscalculated? provide your calculations and a specific explanation before this can be addressed?	08/27/2019-Re calculated bonus income adjust audit DTI to 42.18 which is with tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.41% No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV0085	9ad86fa2-52c4-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Evidence of P & I for refinance of property #2 on the final application not provided.		08/27/2019- P&I reflects on credit report. Disclosed loan matches via account numbers to 1003. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.41% No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0085	1e5dbb45-98c5-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for refinance of property #2 on the final application not provided.		8/26/19: Upon further review documentation located in loan file, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.41% No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00189	01497c2a-37cf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.86%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00227	9372389b-e4d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 8.46 months’ reserves, loan qualified with 68.20 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years Self Employed Borrower has 20 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00227	56ade2b8-e5d0-e911-abc7-f4e9d4a75a52	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence property #2 on the final application is free & clear not provided.		10/11/2019- Property detail report with deed of release verifies REO#2 is owned free and clear. Condition cleared.10/09/19: Lender provided a Deed of Release, however the address of the property was not provided. Please provide evidence of property #2 is free & clear with either a credit supplement or property profile. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 8.46 months’ reserves, loan qualified with 68.20 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years Self Employed Borrower has 20 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0069	3f425d7a-2ec4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/27/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared	Years in Field 25 years in the same field Reserves are higher than guideline minimum DU required 10.81 months reserves, loan qualified with 507 months reserves Years in Primary Residence 23 years in primary residence		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0069	0d7fa284-10c5-e911-abc7-f4e9d4a75a52	920		Not Covered/Exempt		Credit		Missing Note	Note in the file is missing page 2		09/04/2019- Note all pages provided. Condition cleared.	Years in Field 25 years in the same field Reserves are higher than guideline minimum DU required 10.81 months reserves, loan qualified with 507 months reserves Years in Primary Residence 23 years in primary residence		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0098	f3ab2c5c-0ad4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Primary Residence Borrower 1 has been in primary residence over 4 years Reserves are higher than guideline minimum Reserves required were $89,265; loan qualified with $422,000 in verified assets FICO is higher than guideline minimum FICO required 680; loan qualified with FICO score of 730		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00142	f284a361-38f0-414a-8717-90ed721810ca	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/13/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW guides require 680 FICO, loan submitted with 697 FICO Reserves are higher than guideline minimum UW guides require 6 months reserves, loan submitted with 26 months reserves CLTV is lower than guideline maximum UW guides require max CLTV of 70%, loan submitted with CLTV of 55%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00142	8f2a1bca-68d6-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guides require 680 FICO, loan submitted with 697 FICO Reserves are higher than guideline minimum UW guides require 6 months reserves, loan submitted with 26 months reserves CLTV is lower than guideline maximum UW guides require max CLTV of 70%, loan submitted with CLTV of 55%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00129	862c5ff3-00d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.22% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00215	aa2e0268-337b-48cc-bad5-ddc084f0f7fa	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/09/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $5,222.57 in disposable income Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.1 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00215	ead6f8c6-03d3-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $5,222.57 in disposable income Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.1 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00106	a78be525-ebd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 55 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00106	1a857628-a9d4-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Missing evidence of taxes for property #3 on the final application. Lender used additional $XXX.XX not found in loan file.		09/24/19: Lender provided the property profile clarifying the monthly taxes of $XXX.XX. Upon further review, (Schedule E/260) It appears the lender used higher amount of $X,XXX.XX/XXX.XX for property B, instead of $X,XXX.XX/$XXX.XX for the property A. The difference of $XXX.XX. DTI of 33.65% is lower than AUS of 35%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 55 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00210	ff51a5a6-b3e5-4fba-bf5f-d2d4aefbd11e	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/29/19: This finding is deemed non-material and rated a B.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum Uw Guides maximum CLTV of 80%, loan qualified with CLTV of 56.86%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00210	18d39376-c1ca-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum Uw Guides maximum CLTV of 80%, loan qualified with CLTV of 56.86%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00210	bd26cb19-69cb-e911-abc7-f4e9d4a75a52	12		TQM/Non-HPML		Credit		Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust were not provided. Mortgage in file is for different borrower/property		09/06/2019- Mortgage with all pages provided. Condition cleared.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum Uw Guides maximum CLTV of 80%, loan qualified with CLTV of 56.86%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0026	9732f447-4fc3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates credit report verifies >99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 402.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.02%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0026	e934f862-2ec4-e911-abc7-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #3 on the final loan application.		08/27/2019- HOA for REO#3 provided. Condition cleared.	No Mortgage Lates credit report verifies >99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 402.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.02%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00187	f2e1e93f-58d5-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guidelines require min FICO of 680 loan was qualifed with a FICO of 806 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80% loan qualifed with a CLTV of 75% Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualified with 14.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00187	23910dab-6ed5-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 21% vs. the actual DTI of 25.18%. Variance due to lender calculation reflects TIP income for B1 was included in wage and tip calc. LP does not reflect rental losses for subject property.	09/23/2019-Please provide detailed calculation of how you are getting 25.18% DTI.	10/01/2019-Updated AUS with corrected debt. Condition cleared.09/23/2019- Lender AUS total monthly debt of $X,XXX.XX file page 119 is present housing $X,XXX.XX and other monthly payments of $XX.XX. It does not include the subject property negative cash flow of -$XXX.XX as disclosed on lender 1008 file page 136. Audit agrees with lender 1008. Provide corrected AUS. Condition retained.	FICO is higher than guideline minimum UW guidelines require min FICO of 680 loan was qualifed with a FICO of 806 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80% loan qualifed with a CLTV of 75% Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualified with 14.60 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00100	4ca74ae5-f3d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 15.70 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00131	bb8250a0-8087-4a7b-8e65-0ec6bac7cee2	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Disclosure		09/13/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.96% Years on Job Borrower has14 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.59		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00131	f2a9a2df-4bd6-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.96% Years on Job Borrower has14 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.59		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00137	e19f25f1-edd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 8.53 months reserves, loan qualified with 76.50 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 780 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with 70.00% CLTV.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00211	2daab3ee-d5cf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.4months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years on Job Borrower has 4.42 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV0096	ff136291-bdd4-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of property taxes for primary residence.		09/13/2019- Insurance declaration page with no loss payee reflected and property detail report with RE taxes provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 800 FICO. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 30.85% CLTV.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV0096	62a1fd5d-edd3-e911-abc7-f4e9d4a75a52	1677		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		09/10/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 800 FICO. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 30.85% CLTV.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV0096	e6b114ae-eed3-e911-abc7-f4e9d4a75a52	1688		TQM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Missing evidence of property taxes for primary residence.		09/13/2019- Insurance declaration page with no loss payee reflected and property detail report with RE taxes provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 800 FICO. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 30.85% CLTV.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00182	9b8c74c6-01d4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.11% FICO is higher than guideline minimum UW guidelines require min FICO of 680 loan was qualifed with FICO of 768 LTV is lower than guideline maximum UW guidelines require a max LTV of 80 loan was qualfed with LTV of 73.60		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00190	e95f32bc-bad3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has 21 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.32% FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 733 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00299	b08cb23d-317e-47fb-8205-b8548177ed7b	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee and Flood Certificate Fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		11/27/2019: This finding is deemed non-material and rated a B.	No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.71% Years on Job Borrower has 7 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00299	75707c80-313f-4788-9540-11ae5d7c605b	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		11/27/2019: This finding is deemed non-material and rated a B.	No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.71% Years on Job Borrower has 7 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00299	eff74133-4111-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.71% Years on Job Borrower has 7 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00226	564e9b2a-3bff-4881-8a58-798fe27683d2	3246		Not Covered/Exempt		Compliance		Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.		10/03/2019-Lender tracking log shows initial CD XX/XX/XXXX received by borrower on XX/XX/XXXX. Condition cleared.	Years in Field Borrower has 11 years in Field Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,401 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 77 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00226	8bb35329-c357-43e6-b2e2-de716a5f6f6e	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/04/2019: This finding is deemed non-material and rated a B.	Years in Field Borrower has 11 years in Field Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,401 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 77 months payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00226	e358b7b2-3dcf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 11 years in Field Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,401 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 77 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00226	c1902d15-5ccf-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence to clearly identify current Principal and Interest expense for property #1 and #2 on the final application not provided. Mortgages are held outside the US and do not identify property address or identify the monthly expense.		09/26/19: Lender provided evidence of the PITIA for the borrower’s other real estate owned. The properties are located in XXXXXXXXXX. It appears the exchange rate was applied by the Lender. Condition cleared.	Years in Field Borrower has 11 years in Field Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,401 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 77 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00226	b3deb448-5bcf-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #1 and #2 on the final application not provided.		09/26/19: Lender provided the tax invoices for REO#1 and REO#2. Condition cleared. 09/09/2019- Evidence of property taxes on REO#1 and REO#2 have not been provided. A document for 1 property identified by an Assessor ID number which cannot be cross matched to a property address reflects no assessment for the current XXXX tax year and does not provided any information on most recent RE tax obligation. Provided evidence of RE taxes on REO#1 and REO#2. Condition retained.	Years in Field Borrower has 11 years in Field Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,401 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 77 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00233	c9d99dbb-496e-4b21-8cc6-4c8c1e7fc8dd	3169		TQM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		09/26/19: Lender provided evidence of receipt of initial CD 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 18.0 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $4,315 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.59%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00233	2973c815-09d1-e911-abc7-f4e9d4a75a52	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing lease agreement and all assets are not sourced		10/03/1019-Sourcing of large deposits not required.Lender provided the 12 month payments showing no lates per DU #15. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 18.0 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $4,315 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.59%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00233	f31bc2cc-a5c6-465c-8c34-54b277b3d98b	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		0906/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 18.0 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $4,315 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.59%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00233	56df66b5-f2d0-e911-abc7-f4e9d4a75a52	822		TQM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for the asset on the final application reflects deposits of $X,XXX.XX on XX/XX/XXXX, $XX,XXX.XX on XX/XX/XXXX, $X,XXX.XX on XX/XX/XXXX, $X,XXX.XX on XX/XX/XXXX, $X,XXX.XX on XX/XX/XXXX, $X.XXX.XX on XX/XX/XXXX, $X,XXX.XX on XX/XX/XXXX, and $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of these deposits.		10/03/2019-Large deposits sourcing not required on refinance transaction. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 18.0 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $4,315 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.59%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00233	c6be35e1-08d1-e911-abc7-f4e9d4a75a52	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 18.0 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $4,315 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.59%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00233	94570c99-03d1-e911-abc7-f4e9d4a75a52	854		TQM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for property #1 on the final application.		09/26/19: Upon further review, the operating statement for REO#1 was located in the file on page 721. Schedule E rental income used for the subject property. Lender provided the 12 month payments showing no lates per DU #15. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 18.0 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $4,315 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.59%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00125	b1358aaf-47d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 21 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.61% Reserves are higher than guideline minimum AUS Guides require 0 months’ reserves, loan qualified with 210. months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00125	91c37e16-d8d3-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects the incorrect loan amount. Additional Conditions may apply.		09/17/19: Lender provided the revised AUS with a DTI of 18% and the correct loan amount. DTI is within tolerance. Condition cleared.	Years in Field Borrower has 21 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.61% Reserves are higher than guideline minimum AUS Guides require 0 months’ reserves, loan qualified with 210. months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00265	dd0e4804-2f40-4a49-95a0-3a00dba00f15	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/18/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum Guides require 6 months’ reserves, loan qualified with 31.80 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 Current Rate is lower than previous rate Refinance reduces rate from 4.75% to 4.625%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00207	14a3b26a-4bd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806 Years on Job Borrower has 11 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 6.51%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00192	00a2f0fc-cdd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualifed with FICO of 803 Years Self Employed Borrower has been self employed for 18 years DTI is lower than guideline maximum UW guidelines require DTI Max of 45%, loan qualified with DTI of 18.46%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00158	55ce202a-9cd6-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final CD has fees paid to the Broker in Section B. The payee cannot be the broker and must be the 3rd party vendor.	09/23/2019-The broker was billed, paid the Credit Report and Appraisal fee in advance; XXXXXXXXX reimbursed the Broker on behalf of borrower.09/23/2019-The broker was billed, paid the Credit Report and Appraisal fee in advance; XXXXXXXXX reimbursed the Broker on behalf of borrower.	09/25/2019- Borrower LOX and PCCD dated XX/XX/XXXX with payee name and HOA name added. Condition cleared.09/23/2019-In addition to the broker name the ultimate payee name is required to be disclosed. Example Appraisal payee- Broker name XXX XXXXXXXXX company. HOA payee name is required. Provided corrected CD and LOX to borrower. Condition retained.09/18/19: The appraisal fee and the credit report fee on the final CD are paid to the broker. The HOA Certification Fee is TBD. The fees must be paid to a third party vendor. Condition maintained. /	Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $18059 in disposable income Years on Job Borrower has 10 years on job Reserves are higher than guideline minimum UW Guides require 12.6 months reserves, loan qualified with 34.7 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00158	d585c871-ce2a-40cb-89a2-be04ffa8c826	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/13/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $18059 in disposable income Years on Job Borrower has 10 years on job Reserves are higher than guideline minimum UW Guides require 12.6 months reserves, loan qualified with 34.7 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00158	3ab44f0c-9dd6-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $18059 in disposable income Years on Job Borrower has 10 years on job Reserves are higher than guideline minimum UW Guides require 12.6 months reserves, loan qualified with 34.7 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00158	5631dfcf-9cd6-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing verification of a $XX,XXX debt, with a monthly payment of $XXX, that is listed on the final 1003.		09/25/2019-Copy of note verifying loan amount and payment. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $18059 in disposable income Years on Job Borrower has 10 years on job Reserves are higher than guideline minimum UW Guides require 12.6 months reserves, loan qualified with 34.7 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00203	1a366f6e-0fcf-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.51%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00104	f9d367e2-66d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 2,504.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11,765.94 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00165	b9794c0e-36d0-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $1,558.66 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.8 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00143	03287001-728f-4ab1-a94f-96d4dc24fd4c	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		09/11/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 DTI is lower than guideline maximum		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00143	d493d09a-fad3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 DTI is lower than guideline maximum		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00143	57d36ee1-fcd3-e911-abc7-f4e9d4a75a52	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	Lender did no provide copy of Mortgage Statement, taxes, insurance for REOs listed on the final 1003.
09/25/2019- Mortgage statements and property detail reports verify PITI on Primary and all REO's, Condition cleared.09/24/2019-Lender provided property detail reports on Primary and REO#1 verifying property taxes. The breakdown PITI on the Primary is already verified by the mortgage statement on page 455. The mortgage loans for the 3 REO’s appear on the credit report, but it is not known that the payments on the credit report include escrows (taxes and insurance). Audit cannot complete its analysis on the 3 REO properties without verification of the complete PITI payments. Condition retained.09/19/2019-Mortgage statements provided on primary residence and REO properties. The mortgage statements on the Primary residence and REO#1 reflects escrow but it cannot be determined that the amount escrowed is for both Taxes and Insurance. Provided either an HOI declaration page Or evidence of RE taxes such a property detail report so audit can verify the amount being escrowed covers both taxes and insurance. Condition retained.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 DTI is lower than guideline maximum		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00143	cb066233-83d5-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	File is missing Cash Flow Analysis (Form 1084) or equivalent for Partnership income being used to qualify the Borrower.		09/27/19: Lender provided Cash Flow Analysis (Form 1084) or equivalent for Partnership income being used to qualify the Borrower. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 DTI is lower than guideline maximum		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00143	089d2011-fbd3-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed Borrower must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last most recent year. Signed business returns not provided.		10/01/2019- XXXX K1 shows <25% ownership. Condition cleared.09/27/19: Lender provided the XXXX K-1 which shows <25% ownership. Please provide the XXXX K-1 or evidence of extension. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 DTI is lower than guideline maximum		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00143	be8c9bc1-fad3-e911-abc7-f4e9d4a75a52	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business A on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.		09/20/2019- K1's provided. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 DTI is lower than guideline maximum		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00467	a3657a24-af3c-ea11-bfd5-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA variance > than 10% origination value. Pending field review to support value.		01/27/20: CDA ordered for current appraisal value variance is 0%. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 Years in Field Borrower has 18 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00148	779690d2-fcd3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW guidelines require max FICO 680 loan qualifed with 731 FICO DTI is lower than guideline maximum UW guidelines require max DTI of 45% loan qualifed with DTI of 25.49% No Mortgage Lates UW guidelines require 0x30 mortgage late, loan qualifed with 0 mortgage lates reviewed over 83 months		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00228	0d997c23-f159-4e59-9fc2-bf41058d18dc	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/13/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 114.30 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,749.70 in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00228	4ec6e991-dae5-464c-b629-27ad5b2b92b5	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Cert and Tax Service Fee in Section B of the final Closing Disclosure is missing the name of the service provider. Service Provider cannot be listed as the Lender and must be listed as the 3rd party vendor. Provide corrected CD and letter of explanation to the Borrower.		09/13/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 114.30 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,749.70 in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00228	aa71a57f-b838-461f-a696-a0a9881ca62a	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for Lender and Broker.		09/13/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 114.30 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,749.70 in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00228	df81d72e-68d6-e911-abc7-f4e9d4a75a52	2884		Not Covered/Exempt		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for the Property Value. Audit Property value is $XXX,XXX vs. Data Tape Property value $XXX,XXX.		10/03/2019-Lender accepts audit value of XXXk. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 114.30 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,749.70 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00228	50a22048-1fd4-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 114.30 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,749.70 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00133	2bf06a09-30d3-e911-abc7-f4e9d4a75a52	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		09/16/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00380	29a4098d-510d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.80 months reserves DTI is lower than guideline maximum UW Guides require maximum DTI of 45%, loan qualified with DTI of 37.74%.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00314	49d46f6b-5dda-4795-854a-272eeccdbb1b	3295		TQM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		11/29/2019: This finding is deemed non-material under SFIG and rated a “B”	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $9,449 in disposable income Reserves are higher than guideline minimum UW Guides require 10.2 months reserves, loan qualified with 23 months reserves Years on Job Borrower has 12 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00314	e1157444-37e9-4160-80cf-9d2f0a536c06	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/27/2019: This finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $9,449 in disposable income Reserves are higher than guideline minimum UW Guides require 10.2 months reserves, loan qualified with 23 months reserves Years on Job Borrower has 12 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00314	2c37d88c-4611-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $9,449 in disposable income Reserves are higher than guideline minimum UW Guides require 10.2 months reserves, loan qualified with 23 months reserves Years on Job Borrower has 12 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00431	87f80332-222b-4f11-b490-ac4ddc87d3cc	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the actual service provider or paid by the lender “FBO” (3rd party service provider). The Credit Report Fee in Section B of the final Closing Disclosure is missing the name of the actual service provider or paid by the lender “FBO” (3rd party service provider). Provide corrected CD and letter of explanation to the Borrower.		12/20/2019: This finding is deemed non-material and per SFIG rated a B.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 38.84%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 785.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00431	e349e324-1f74-4096-8649-f57af82e6e1c	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to payment history not provided on credit report for property #2 on final application.		12/24/2019 - REO 2 is a non subject refi. The original financing appears on credit report with 11 months verified from XX/XX to XX/XX. Lender provided XXXX Mortgage statement and XXXXXXXX payoff both of which reflect no current or YTD late fees. New note dated XX/XX/XXXX provided. New loan to new to rate. 12 month history verified.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 38.84%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 785.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00431	a6478f31-2d23-ea11-8f12-f4e9d4a75a52	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender.		12/20/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 38.84%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 785.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00431	a5bc8a03-2a23-ea11-8f12-f4e9d4a75a52	1643		TQM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for property #2 on final application. VOM required to verify.		12/24/2019 - REO 2 is a non subject refi. The original financing appears on credit report with 11 months verified from XX/XX to XX/XX. Lender provided XXXX Mortgage statement and XXXXXXXX payoff both of which reflect no current or YTD late fees. New note dated XX/XX/XXXX provided. New loan to new to rate. 12 month history verified.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 38.84%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 785.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00463	6960b273-b30c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.26% Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00468	70a961bd-fc1f-ea11-8f12-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	Pages 3 and 4 of the borrower's final application was not provided.		12/20/2019- Final 1003 all pages provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 17.10 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00288	9dd83afd-7638-4741-bb68-b9ded0e324d8	50		TQM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided. File is missing verification that the disclosures were provided to the Borrower.		11/27/2019: This finding is deemed non-material with a final grade of a “B”.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 20.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years on Job Borrower has 32 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00288	52a47713-e76d-4a4d-8329-f7f615baaa5c	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Organization Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		11/27/2019: This finding is deemed non-material with a final grade of a “B”.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 20.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years on Job Borrower has 32 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00288	e1e39c96-0b11-ea11-94d7-f4e9d4a75ba2	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Cert and Tax Service Fees paid to the Lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provided corrected CD and letter of explanation to the Borrower.		11/27/2019: This finding is deemed non-material with a final grade of a “B”.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 20.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years on Job Borrower has 32 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00288	42fe8525-3d0d-41c7-8bda-22b32775a1c4	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker and Lender Affiliated Business Disclosure.		11/27/2019: This finding is deemed non-material with a final grade of a “B”.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 20.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years on Job Borrower has 32 years on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00288	58ecd10c-0511-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 20.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 Years on Job Borrower has 32 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00351	bd9ad619-2c11-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides require 0 months reserves, loan qualified with 41.90 months reserves Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 1,002.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00476	48f959f8-aa0f-ea11-94d7-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure is missing the number of month for the property taxes in section F.		11/24/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 54.80 months’ reserves. Years in Field Borrower has 13 years in Field.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00476	5fc476ca-aa0f-ea11-94d7-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing VOM for the primary residence.
12/23/2019- Updated AUS provided. Condition cleared.12/19/2019 Lender provided closing CD on primary verifying new PITI payment of $X,XXX.XX. Audit DTI is now 46.29% which exceeds lender AUS DTI of 43% by more than 3%. Provide an updated AUS. Condition retained.12/04/2019- Loan file contains mortgage statement file page 499 verifying primary housing payment of $X,XXX.XX and credit report verifies payment history file page 494. Lender used a lower primary home payment of $X,XXX.XX in AUS file page 219 and 1008 file page 232. Provide documentation such as a CD for a simultaneous refinance that supports the use of $X,XXX.XX as the primary housing payment. Condition retained.
												FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 54.80 months’ reserves. Years in Field Borrower has 13 years in Field.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00476	a614d2e3-aa0f-ea11-94d7-f4e9d4a75ba2	2136		Not Covered/Exempt		Compliance		Missing Note	Note is missing from the file.		12/04/2019-Note provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 54.80 months’ reserves. Years in Field Borrower has 13 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00476	0a12bd2c-ab0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 54.80 months’ reserves. Years in Field Borrower has 13 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00476	ce7c0e6e-aa0f-ea11-94d7-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	DU required a payment history/VOM for the new mortgage secured with the primary residence with the monthly payment of $X,XXX.XX. The file contain information for the previous mortgage only, and no evidence that the primary residence was refinanced prior to the subject transaction.	12/04/2019-PRIMARY in on XXXXXXX XXXXXX and Mtg statement with XXXXXXX loans is in file AND XXXXXXX Loans is verified on the credit report showing 5 mos payment history. Please advise why you are not accepting the credit report showing a paid as agreed history for 5 mos as verification of the mortgage.
12/23/2019- Updated AUS provided. Condition cleared.12/19/2019 Lender provided closing CD on primary verifying new PITI payment of $X,XXX.XX. Audit DTI is now 46.29% which exceeds lender AUS DTI of 43% by more than 3%. Provide an updated AUS. Condition retained.12/04/2019- Loan file contains mortgage statement file page 499 verifying primary housing payment of $X,XXX.XX and credit report verifies payment history file page 494. Lender used a lower primary home payment of $X,XXX.XX in AUS file page 219 and 1008 file page 232. Provide documentation such as a CD for a simultaneous refinance that supports the use of $X,XXX.XX has the primary housing payment. Condition retained.
												FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 54.80 months’ reserves. Years in Field Borrower has 13 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00366	aea43f40-e412-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.80% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00366	519660f6-993c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.80% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00292	08a7ec62-2d15-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 7.7 months reserves, loan qualified with 42.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.82%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00271	1d52d49c-da12-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 79.50 months reserves Years on Job Borrower has 12 years on the job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.85%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00271	334dc29b-3711-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Property		Missing Appraisal Completion Cert	Failure to obtain Appraisal Completion Certificate		12/09/2019-Apprasial completion certificate provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 79.50 months reserves Years on Job Borrower has 12 years on the job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.85%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00441	09e1e899-1a09-42e9-b413-1ddcc7a4646a	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure.		12/22/2019: This finding is deemed non-material with a final grade of a “B”.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,33124 in disposable income No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 14 months reserves, loan qualified with 45.30 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00307	a8d80dae-5b0c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 163.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 11.67% Years Self Employed Borrower has 11.5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00307	b234b3a1-9a3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 163.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 11.67% Years Self Employed Borrower has 11.5 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00397	1e287301-843f-4e99-a759-9fd853e9b08a	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		12/20/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 745 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 72 months payment history with no late payments reported Years Self Employed Borrower has 6 years Self Employed		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00409	bca4eb03-4723-ea11-8f12-f4e9d4a75a52	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		12/20/2019: This finding is deemed non-material with a final grade of a “B”.	DTI is lower than guideline maximum UW guides require maximum DTI of 45%, loan approved with DTI of 35.92% FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved with FICO of 778 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan approved with 12 months reservs		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00409	cd5d320e-d04b-49af-8a78-c8cc8363a8f7	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosures.		12/20/2019: This finding is deemed non-material with a final grade of a “B”.	DTI is lower than guideline maximum UW guides require maximum DTI of 45%, loan approved with DTI of 35.92% FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan approved with FICO of 778 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan approved with 12 months reservs		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00427	a07bbb62-ee3b-48a7-919a-1de91f193ac3	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure.		12/24/2019: This finding is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW Guides require 58 months reserves, loan qualified with 241.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 2.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00384	0daaf0d2-650d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.65%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00355	fe31f881-530d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum Client Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Client Overlay require FICO of 680, loan qualified with FICO of 753 Reserves are higher than guideline minimum AUS require 43.01 months’ reserves, loan qualified with 65.60 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00355	27a4098d-510d-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 17.59%. Due to the improper calculation of net rental income, the actual DTI is 22.98%. Additional conditions may apply.		12/08/2019- Updated AOS, 1008, and 1003 provided. Condition cleared.	CLTV is lower than guideline maximum Client Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Client Overlay require FICO of 680, loan qualified with FICO of 753 Reserves are higher than guideline minimum AUS require 43.01 months’ reserves, loan qualified with 65.60 months’ reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00405	e4b725b9-e61d-ea11-94d7-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI.		12/24/2019-Lender provided updated worksheet, 1008, 1003 and AUS. Condition cleared.	Full Documentation Loan is full documentation. Years in Field Borrower has 30 years in field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00405	b2a4b56d-e61d-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 15.17%. Due to the improper calculation of the subject's negative net rental and the rental income, the actual DTI is 20.65%. Additional conditions may apply		12/24/2019-Lender provided updated worksheet, 1008, 1003 and AUS. Condition cleared.	Full Documentation Loan is full documentation. Years in Field Borrower has 30 years in field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00323	7ce6072e-d30f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates Borrowers have no Mortgage Lates within the last 150 reporting months. Years in Field Co-Borrower has 10 years in the field. Reserves are higher than guideline minimum DU Underwriting Guidelines require 20.92 months reserves, loan qualified with 114.10 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00323	b28a2108-9b3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	No Mortgage Lates Borrowers have no Mortgage Lates within the last 150 reporting months. Years in Field Co-Borrower has 10 years in the field. Reserves are higher than guideline minimum DU Underwriting Guidelines require 20.92 months reserves, loan qualified with 114.10 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00369	fe0e4dd8-043c-4aff-b611-9fed36ad2af8	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Organization Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		12/17/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years in Field Borrower has 5 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00369	8dee076a-824a-41c8-abf6-02816b7d41e0	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/17/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years in Field Borrower has 5 years in Field		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00324	ac76c0fc-af0c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum Client Overlay maximum CLTV of 80%, loan qualified with CLTV of 72.04% DTI is lower than guideline maximum Client Overlay maximum DTI of 45%, loan qualified with DTI of 35.62% Reserves are higher than guideline minimum AUS require 8.11 months’ reserves, loan qualified with 20.40 months’ reserves FICO is higher than guideline minimum Client Overlay require FICO of 680, loan qualified with FICO of 806		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00324	1ff1e427-9b3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	CLTV is lower than guideline maximum Client Overlay maximum CLTV of 80%, loan qualified with CLTV of 72.04% DTI is lower than guideline maximum Client Overlay maximum DTI of 45%, loan qualified with DTI of 35.62% Reserves are higher than guideline minimum AUS require 8.11 months’ reserves, loan qualified with 20.40 months’ reserves FICO is higher than guideline minimum Client Overlay require FICO of 680, loan qualified with FICO of 806		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00374	1b71fc16-8c0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides maximum FICO of 680, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.03%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00379	42b6686d-2d0d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 47.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.26%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00372	f0e8ace2-7f10-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.15% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00372	133a8ec1-ba0f-ea11-94d7-f4e9d4a75ba2	1644		Not Covered/Exempt		Credit		Failure to Verify Legal Residency	Evidence of Borrower's residency not provided. Per final application, Borrower is a non-permanent resident.	12/13/2019-The Borrower is a U.S. Citizen. Please see attached Updated 1003.	12/13/2019- Lender provided corrected 1003 with borrower marked as US Citizen. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.15% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00269	b7871ba3-40ce-44b5-8e01-3998f0ba696c	3174		TQM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Lender Paid Broker Comp in Section A of the final Closing Disclosure incorrectly reflects the lender as the service provider. Provide corrected CD and letter of explanation to the Borrower.		11/26/2019: This finding is deemed non-material under SFIG and rated a “B”	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,373.64 in disposable income Reserves are higher than guideline minimum UW Guides require 6.85 months reserves, loan qualified with 16.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00269	8630fbd2-db0f-ea11-94d7-f4e9d4a75ba2	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee and Flood Certificate fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Additionally, the Appraisal fee, Comparable Rent Schedule fee and Credit Report fee in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider. Provide corrected CD and letter of explanation to the Borrower.		11/26/2019: This finding is deemed non-material under SFIG and rated a “B”	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,373.64 in disposable income Reserves are higher than guideline minimum UW Guides require 6.85 months reserves, loan qualified with 16.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00269	a80eb4e1-9bba-43bd-8624-00cd7852429a	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/25/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,373.64 in disposable income Reserves are higher than guideline minimum UW Guides require 6.85 months reserves, loan qualified with 16.20 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00269	f3e635d3-da0f-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,373.64 in disposable income Reserves are higher than guideline minimum UW Guides require 6.85 months reserves, loan qualified with 16.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00395	a0916f5b-1715-ea11-94d7-f4e9d4a75ba2	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider. Additionally, the Tax Service Fee and Flood Certificate Fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		12/02/2019: This finding is deemed non-material under SFIG and rated a “B”	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.70 months reserves Disposable Income is higher than guideline minimum UW Guides does not require minimum disposable income, loan qualified with $5,436 in disposable income Years in Field Borrower has 20 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00395	cdb628ce-a575-43ef-9863-dc7e6f98342e	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/27/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.70 months reserves Disposable Income is higher than guideline minimum UW Guides does not require minimum disposable income, loan qualified with $5,436 in disposable income Years in Field Borrower has 20 years in Field		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00395	8863c733-6211-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.70 months reserves Disposable Income is higher than guideline minimum UW Guides does not require minimum disposable income, loan qualified with $5,436 in disposable income Years in Field Borrower has 20 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00383	95e5ec69-370d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 6.6 years on job Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 33.2 months reserves FICO is higher than guideline minimum UW Guides maximum FICO of 680, loan qualified with FICO of 759		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00383	aba4e090-080e-ea11-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing for the Co-Borrower.		12/09/2019-VVOE with 10 days of note date provided. Condition cleared.	Years on Job Borrower has 6.6 years on job Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 33.2 months reserves FICO is higher than guideline minimum UW Guides maximum FICO of 680, loan qualified with FICO of 759		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00386	b68967af-200e-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has 28 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.15% Reserves are higher than guideline minimum UW Guides require 21.4 months reserves, loan qualified with 365 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00279	ff458c89-350e-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 20 years in the field. Reserves are higher than guideline minimum DU Underwriting Guidelines require 7.29 months reserves, loan qualified with 13.10 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00279	1b3531a5-350e-ea11-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. XXXX Signed returns not provided.		12/10/2019-Signed XXXX tax returns provided. Condition cleared.	Years in Field Borrower has 20 years in the field. Reserves are higher than guideline minimum DU Underwriting Guidelines require 7.29 months reserves, loan qualified with 13.10 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00279	7d69352e-5110-ea11-94d7-f4e9d4a75ba2	920		Not Covered/Exempt		Credit		Missing Note	Note in the file is missing pages 2 and 3.		12/12/2019-Note all pages provided. Condition cleared.	Years in Field Borrower has 20 years in the field. Reserves are higher than guideline minimum DU Underwriting Guidelines require 7.29 months reserves, loan qualified with 13.10 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00343	80d6bc72-4b10-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84% Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 259.80 months’ reserves Years Self Employed Borrower has 39 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00251	a89ebc4c-532e-4a41-8c87-e6a85ee03e08	2862		TQM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling disclosure not provided within 3 business days of application date. The HUD Homeownership Counseling disclosure provided is dated XX/XX/XXXX, the broker's application date was XX/XX/XXXX.		12/17/2019: This finding is deemed non-material with a final grade of a “B”.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $16,494.69 in disposable income Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 16.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00319	55faefab-1e11-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00377	5a3b13b2-83cb-4af1-aeef-2c89b1e80657	50		TQM/HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		11/25/2019: This finding is deemed non-material with a final grade of a “B”	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726. Reserves are higher than guideline minimum UW Guides require 31 months reserves, loan qualified with 33.09 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00377	97b58907-aa25-ea11-8f12-f4e9d4a75a52	2884		TQM/HPML		Credit		Data Discrepancy Violation	A HMDA Data Discrepancy has been identified for Loan Purpose. Audit Loan Purpose: Refi Cash Out- Other vs. Data Tape: Cash out Refinance.		01/17/2020- CD reflects a lender paid off at closing. Loan purpose is cash out refinance and not "Other" which matches to lender data tape. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726. Reserves are higher than guideline minimum UW Guides require 31 months reserves, loan qualified with 33.09 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
FSMT20201INV00377	ccffa1c0-370d-ea11-94d7-f4e9d4a75ba2	2950		TQM/HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/03/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726. Reserves are higher than guideline minimum UW Guides require 31 months reserves, loan qualified with 33.09 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00346	9744bd94-790c-ea11-94d7-f4e9d4a75ba2	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider. Additionally, The Tax Service fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		11/25/2019: This finding is deemed non-material with a final grade of a “B”	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 67.20 months’ reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.10%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00346	ab0723ea-bb0f-ea11-94d7-f4e9d4a75ba2	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed.	12/04/2019-this is the documentation XXXXX will provide to show heloc is closed	12/04/2019- payoff closure letter from HELOC provider provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 67.20 months’ reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.10%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00346	a5cf3732-42d2-4043-9aa8-3647282bade8	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		11/25/2019: This finding is deemed non-material with a final grade of a “B”	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 67.20 months’ reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.10%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00346	64983430-8b0c-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 67.20 months’ reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.10%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00346	165d1dae-7f0c-ea11-94d7-f4e9d4a75ba2	741		TQM/Non-HPML		Credit		Failure to obtain Documentation	Missing executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed.		12/04/2019- payoff closure letter from HELOC provider provided. Condition cleared.11/27/2019: Investor will not accept a processor certification to verify the HELOC was paid off and closed. Condition maintained for the executed HELOC closure letter from the borrower.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 67.20 months’ reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.10%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00364	717fb6b4-5210-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower has 30 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6.34 months’ reserves, loan qualified with 39 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00364	66f3bc7b-700e-ea11-94d7-f4e9d4a75ba2	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	The Borrower's income is required to be documented with signed, dated individual tax returns, with all applicable tax schedules for the most recent year. The loan file contains only the signature page of the borrower's recent year 1040. Copies of the signed, dated individual tax returns, with all applicable tax schedules for the most recent year are required to fulfill guidelines. Additional Conditions may apply.		12/04/2019- XXXX tax return provided and complies with AUS requirement. Condition cleared.	Years Self Employed Borrower has 30 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6.34 months’ reserves, loan qualified with 39 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00391	cb380b79-e3a3-4ed1-858c-725871ee5a1d	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/27/19: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 19.3 months reserves, loan qualified with 24.4 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 40.05% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 754 FICO.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00391	268f22d1-4411-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 19.3 months reserves, loan qualified with 24.4 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 40.05% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 754 FICO.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00252	ad43ca85-1228-496e-b8fc-2bbb538811db	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		12/13/2019: This finding is deemed non-material and rated a B.	Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 16.20 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00262	7ac6736e-560d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Years in Field Borrower has 20 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00283	5d82204c-2711-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 9.92 months reserves, loan qualified with 78 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00283	4fc3905f-de12-ea11-94d7-f4e9d4a75ba2	855		Not Covered/Exempt		Credit		Failure to obtain Verification of Mortgage	Evidence of P & I for property #2 on the final application not provided. Additional conditions may apply.	12/05/2019-Property is a timeshare and the taxes and insurance is shared among all the vacation owners, which all included in the $XXX.	12/09/2019- Note and first payment letter verifying PITI provided. Condition cleared.12/05/2019- Lender provided information on time share unit. Audit is requesting information on REO #2. Condition retained.	FICO is higher than guideline minimum UW Guides require 9.92 months reserves, loan qualified with 78 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00283	9e1c6e88-2811-ea11-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #2 on the final application not provided. Additional conditions may apply.	12/05/2019-Property is a timeshare and the taxes and insurance is shared among all the vacation owners, which all included in the $XXX.	12/05/2019- Lender provided information on time share unit. Audit is requesting information on REO #2. Condition retained.	FICO is higher than guideline minimum UW Guides require 9.92 months reserves, loan qualified with 78 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00313	3f1588d5-b80f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.43% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10.20 months’ reserves Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00289	b9785464-7e0d-ea11-94d7-f4e9d4a75ba2	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B : The appraisal fee, credit report fee, flood certification fee and tax service Fee paid to the lender and/or broker reflected in section B of the final Closing Disclosure should be reflected in section A or is missing the name of the service provider. No Cure.		11/22/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.85% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 Years in Field Borrower has 27 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00289	a9ddee60-860d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.85% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 Years in Field Borrower has 27 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00289	3f72cdce-740d-ea11-94d7-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 months of bank statements to support assets entered into DU.		12/10/2019- Two months bank statements verifying sufficient funds provided. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.85% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 Years in Field Borrower has 27 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00340	a52bac8c-b10f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 262.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 762 Years on Job Borrower has 22 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00340	a6c57343-b00f-ea11-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Current lease/rental agreement for property #1 on the final application not provided. Additional conditions may apply.		12/12/2019-Appraisal on REO1 with fair rental value provided. Condition cleared.12/09/2019- Lender provided first payment letter and note showing REO was recently acquired. Lender used gross rental income on REO to calculate an NRI instead of holding the entire PITI in subject property DTI. This gross rental income is require do be supported by either a current lease or the appraisal from that transaction documenting the fair rental value to the REO property. Condition retained.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 262.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 762 Years on Job Borrower has 22 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00297	15e2b1e7-a30f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years in Field Borrower has 25 years in the field. Reserves are higher than guideline minimum DU Underwriting Guides require 9.19 months reserves, loan qualified with 187.30 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 762.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00297	fcf0ec2d-a40f-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 48.41%. Due to the improper calculation of debts, the actual DTI is 52.83%. Borrower failed to provide documentation supporting omission of the following debts: XXXXX XXXX, Acct#XXXX and XXXX, Acct #XXXX.	12/10/2019-Please provide calculation breakdown.
12/16/2019- Lender provided CD on simultaneous transaction reflecting XXXXX card acct#XXXX and XXXX acct #XXXX satisfied as part of that closing. That transaction is disclosed on subject  1003 REO with correct PITI. Debts removed from audit DTI. Condition cleared.12/12/2019- Lender provided a PCCD dated XX/XX/XXXX reflecting payoff to XXXXX card acct#XXXX and XXXX acct #XXXX. CD reflects an increased loan amount from $XXX,XXX.XX to $XXX,XXX.XX. Provide the accompanying AUS, 1008, Note , Mortgage, title and other credit package documents associated with the increased loan amount. Condition retained.12/10/2019- File does not contain documentation to exclude the debts listed on AUS condition #11 file page 119. Provide documentation used to exclude the debts excluded from the DTI as required in AUS#11. Condition retained.
												Years in Field Borrower has 25 years in the field. Reserves are higher than guideline minimum DU Underwriting Guides require 9.19 months reserves, loan qualified with 187.30 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 762.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00297	a115d5f3-a40f-ea11-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects no documentation in file supporting the omission of the following debts: XXXXX XXXX, Acct#XXXX and XXXX, Acct #XXXX. Loan does not meet criteria for Temporary Qualified Mortgage. Additional conditions may apply.
12/16/2019- Lender provided CD on simultaneous transaction reflecting XXXXX card acct#XXXX and XXXX acct #XXXX satisfied as part of that closing. That transaction is disclosed on subject  1003 REO with correct PITI. Debts removed from audit DTI. Condition cleared.12/12/2019- Lender provided a PCCD dated XX/XX/XXXX reflecting payoff to XXXXX card acct#XXXX and XXXX acct #XXXX. CD reflects an increased loan amount from $XXX,XXX.XX to $XXX,XXX.XX. Provide the accompanying AUS, 1008, Note , Mortgage, title and other credit package documents associated with the increased loan amount. Condition retained.12/10/2019- File does not contain documentation to exclude the debts listed on AUS condition #11 file page 119. Provide documentation used to exclude the debts excluded from the DTI as required in AUS#11. Condition retained.
												Years in Field Borrower has 25 years in the field. Reserves are higher than guideline minimum DU Underwriting Guides require 9.19 months reserves, loan qualified with 187.30 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 762.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00275	5a329c12-7769-42a3-be48-0f334f8da8f2	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/18/2019: This finding is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW Guides require 25 months reserves, loan qualified with 46.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $3, 266.94 in disposable income No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 17 months with no late payments		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00286	f2fc5c07-2d15-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 798 Years in Field Borrower has 18 years in the field. Years on Job Co-Borrower has 12 years on the job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00286	b6d54281-9b3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 798 Years in Field Borrower has 18 years in the field. Years on Job Co-Borrower has 12 years on the job.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00392	9bcc5193-3515-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 327 months reserves Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.84%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00392	98f5c06a-3315-ea11-94d7-f4e9d4a75ba2	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		12/12/2019- Limited condo review. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 327 months reserves Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.84%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00392	8ed9e6ba-9b3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 327 months reserves Years in Field Borrower has 18 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.84%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00359	5d7a6a3a-b80f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 10.26 months reserves, loan qualified with 182.40 months reserves Years on Job Borrower has 12.40 years on the job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00474	758af36d-aeec-477b-9cbc-d612d7247e3d	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception this finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $31,165.82 in disposable income. Reserves are higher than guideline minimum UW Guides require 8.94 months reserves, loan qualified with 133.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.17%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00371	fce2b9c9-d40f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Years in Field Borrower has 19 years in Field Reserves are higher than guideline minimum UW Guides require 31.94 months’ reserves, loan qualified with 64.30 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00326	876867fe-ff14-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 148.90 months reserves Years on Job Borrower has 17 years on job Current Rate is lower than previous rate Refinance reduces rate from 4.875% to 4.125%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00326	627a0db6-be3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal missing		Loan approved with a PIW, final grade will be a B.	Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 148.90 months reserves Years on Job Borrower has 17 years on job Current Rate is lower than previous rate Refinance reduces rate from 4.875% to 4.125%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00305	21c66b2f-6011-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769. Years in Field Borrower has 17 years in Field. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.65%.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00305	1ca709b1-bd3b-ea11-8f12-f4e9d4a75a52	77		Not Covered/Exempt		Property		571 - Appraisal Missing	Appraisal missing		Loan approved with a PIW, final grade will be a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769. Years in Field Borrower has 17 years in Field. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.65%.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00280	f0315e78-b70f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.88% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00280	690df067-b70f-ea11-94d7-f4e9d4a75ba2	920		Not Covered/Exempt		Credit		Missing Note	Note in the file is missing pages 2 and 3.		11/27/2019: Fully executed Note provided, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.88% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00280	8119690e-9c3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.88% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00470	43b66f6c-b221-ea11-8f12-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		12/23/2019-VVOE on borrower and co borrower provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.90 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00303	345ac87c-400d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 95.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00389	fd2fc99e-8b0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves Years on Job Borrower has 5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 58%, loan qualified with CLTV of 57.23%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00365	89f76f50-ad3d-4467-a5c5-bc74f13d0ed6	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Lender and Broker Business Disclosure		12/16/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00464	1d97ac18-c586-47ec-bb34-cd0409a8507a	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from both the lender and broker.		12/18/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum AUS require 59.76 months’ reserves, loan qualified with 109.70 months’ reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00308	ffd7a767-b60f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 8.75 months’ reserves, loan qualified with 23.20 months’ reserves Years on Job Borrower has 15 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00445	794bb9a7-63d4-400b-9451-a908b7f3c73a	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	(Added 12/11/2019) Lender provided updated AUS reflects removal of HOA fees and lender comment HOA fee included in error. Closing CD dated XX/XX/XXXX reflects HOA fees non escrowed of $XXX.XX included in Estimated Taxes, insurance, & assessments. CD page 4 of 5 has non escrowed property costs over 1 year of $X,XXX.XX.		12/11/2019-Auditor reviewed.Non material. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 14.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00445	ed3c1b00-240d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 14.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00445	7526e6a8-b20c-ea11-94d7-f4e9d4a75ba2	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for the subject property.	12/11/2019-corrected AUS with no HOA dues, which should not have been included	12/11/2019- Lender provided updated AUS reflecting removal of HOA dues. Audit Google review of address found no information supporting the existence of an HOA. Condition cleared.12/03/21019- Lender included an HOA fee of $XXX.XX/month in AUS subject proposed payment file page 108. Provide documentation of HOA dues as loan is approved on PIW which does not provide a figure on the HOA as does an apprasial. Condition retained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 14.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00445	2eade74c-9c3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 814 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 14.20 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00336	3d590f01-5d0d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.51% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Reserves are higher than guideline minimum UW Guides require 3.15 months’ reserves, loan qualified with 10.50 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00310	3c8dcc73-a710-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 7.50 months reserves, loan qualified with 13.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.97		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00310	5dcc0b8b-9c3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	Reserves are higher than guideline minimum UW Guides require 7.50 months reserves, loan qualified with 13.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.97		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00349	6f6dbf13-32e8-4d81-bf8b-9cc0885fee13	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		12/13/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.10 months reserves Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.32%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00338	f597af80-c814-ea11-94d7-f4e9d4a75ba2	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		12/01/2019: This finding is deemed non-material and rated a B.	Years Self Employed Borrower 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00338	9f4e439d-c614-ea11-94d7-f4e9d4a75ba2	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI and missing documentation from refinance of the borrower's primary residence.		12/12/2019- Closing CD on departure residence with proof of loan satisfaction. Condition cleared.	Years Self Employed Borrower 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00338	94144046-9cb5-488e-b878-16fd1b940fd3	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for the lender and broker		12/01/2019: This finding is deemed non-material and rated a B.	Years Self Employed Borrower 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00338	77bb2f09-c114-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years Self Employed Borrower 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00338	461fe523-c114-ea11-94d7-f4e9d4a75ba2	4		TQM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 49%. Due to the improper calculation of income, the actual DTI is 50.16%. The lender incorrectly calculated income from self-employment by including car and truck expenses from Schedule C, line 9, as basis for business mileage depreciation deduction. The Schedule C does not reflect any business mileage on line 44(a).	12/10/2019-Please provide calculation breakdown.	12//10/2019-Schedule C page 323 line 43 says see additional vehicle information. Mileage add back appears on page 336 XX,XXX miles x .XXX cents = $XX,XXX. Lender worksheet page 262 used X.XX for mileage add back total $XX,XXX.XX. DTI matches to AUS. Condition cleared.	Years Self Employed Borrower 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00338	8d67df40-c114-ea11-94d7-f4e9d4a75ba2	741		TQM/Non-HPML		Credit		Failure to obtain Documentation
The AUS required evidence to support omission of the existing mortgage account, with the balance of $XXX,XXX, secured with the primary residence and disclosed on the borrower's credit report. According to the loan application, the borrower refinanced his primary residence simultaneously with the subject transaction. Additionally, documentation for the new mortgage, opened as a result of the refinance, in the amount of $XXX,XXX and with the monthly PITI payment of $X,XXX.XX, was not provided. The lender used the new housing payment to calculate the DTI. Evidence of satisfaction for the old mortgage and documentation to support the new housing expense were not provided as required by AUS.
											12/12/2019- Closing CD on departure residence with proof of loan satisfaction. Condition cleared.	Years Self Employed Borrower 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00381	9dcd8c22-b30f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 63.15 months’ reserves, loan qualified with 111.90 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.53%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00381	383efc31-b30f-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 38.99%. Due to the miscalculation of income and debts, the actual DTI is 42.53%. It appears the lender did not include the negative Schedule C income for the co-borrower and the audit used a more conservative figure for net rental income.		12/12/2019- Self employed loss on borrower tax return is secondary to primary employment income and is excluded per fannie selling guide. Audit DTI with tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 63.15 months’ reserves, loan qualified with 111.90 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.53%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00281	c1ca0521-1c11-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 26.5 months reserves, loan qualified with 42.9 months reserves FICO is higher than guideline minimum UW Guides maximum FICO of 680, loan qualified with FICO of 788		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00281	678e7b32-3411-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 29.74%. Due to the improper calculation of debts, the actual DTI is 48.62%. Lender did not include the taxes and hazard insurance for all OREO's. Additional conditions may apply.		12/04/2019- Lender provided updated P&I on all REO's. Tax and Insurance also provided. Condition cleared.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 26.5 months reserves, loan qualified with 42.9 months reserves FICO is higher than guideline minimum UW Guides maximum FICO of 680, loan qualified with FICO of 788		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00281	178bf51e-3511-ea11-94d7-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM for property #2 on the final application required to verify.		12/05/2019-12 month pay history provided. Condition cleared.12/04/2019- The final page providing the 12 month pay history prior to the new financing on XX/XX/XXXX is cutoff and does not reflect the entire 12 month history. Condition retained.	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides require 26.5 months reserves, loan qualified with 42.9 months reserves FICO is higher than guideline minimum UW Guides maximum FICO of 680, loan qualified with FICO of 788		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00272	0d1339a1-6e0e-ea11-94d7-f4e9d4a75ba2	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certificate Fee and Tax Service Fee reflected in section B of the final Closing Disclosure should be reflected in section A or list an FBO to the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		11/24/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 15.90 months reserves Years on Job Borrower has 15 yesrs on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00272	6d1b040d-710e-ea11-94d7-f4e9d4a75ba2	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeding max allowed by DU.		12/12/2019- Updated AUS, 1008, and 1003 provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 15.90 months reserves Years on Job Borrower has 15 yesrs on job		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00272	861ad7c8-6d0e-ea11-94d7-f4e9d4a75ba2	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and broker.		11/24/2019: This finding is deemed non-material and rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 15.90 months reserves Years on Job Borrower has 15 yesrs on job		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00272	2e45c174-6d0e-ea11-94d7-f4e9d4a75ba2	2950		TQM/Non-HPML		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 15.90 months reserves Years on Job Borrower has 15 yesrs on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00272	4a27b98a-cc0f-ea11-94d7-f4e9d4a75ba2	4		TQM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 27.64%. Due to the improper calculation of income, the actual DTI is 34.77%. The lender included income from borrower's second job twice.	Please provide calculation breakdown.	12/12/2019- Updated AUS, 1008, and 1003 provided. Condition cleared.11/27/2019: Income break down provided. B1 1st Job Base $XXXX.XX B1 2nd Job $XXXX.XX B2 Base $XX,XXX.XX.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 15.90 months reserves Years on Job Borrower has 15 yesrs on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
FSMT20201INV00339	d5900243-950c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.88% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.09%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00339	95c05391-910c-ea11-94d7-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	AUS requires a VVOE within 10 business days prior to the note date. The VVOE is missing for the borrower.		12/04/2019-VVOE with 10 days of note date provided. Condition cleared.11/27/2019: VVOE provided for borrower, however is expired. The VVOE is not dated within 10 business days of the Note date, condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.88% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.09%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00339	ce1d94bc-9c3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.88% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.09%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00449	129fd31c-d30e-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 13.3 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 7 months’ reserves, loan qualified with 312.60 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00424	e3cacfa6-8112-44a7-9fa0-918ee84ecb9a	3296		TQM/HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Taxes Dues paid to a taxing authority in Section H versus Section F. Provide re-disclosed CD and letter of explanation.		12/19/2019: This finding is deemed non-material Per SFIG with a final grade of a “B”.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00263	339680d3-af0f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 5.40 months’ reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.29%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00294	e6265991-5011-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 202.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00434	2e5f24c1-e362-4d00-8358-1cd54c888ca4	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/19/2019: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum Agency Underwriting Guidelines require 80% CLTV, loan qualified with 60.00% CLTV. Reserves are higher than guideline minimum Agency Underwriting Guidelines require 0 months reserves, loan qualified with 20.40 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 742.		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00454	42a51c02-9d3c-ea11-bfd5-f4e9d4a75ba2	9		Not Covered/Exempt		Property		Appraisal not provided	Loan file is missing the Appraisal.		01/21/2020: Loan close with a PIW as the final value product. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 CLTV is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 9 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $17,385.70 in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00264	491c229d-a20c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 137.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00348	13c4ff4a-8389-4945-9003-13344b195524	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/17/2019: This finding is deemed non-material with a final grade of a “B”	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.80 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00412	7adbc0a1-6f21-4ca1-9bb2-5253f51a3ab1	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee is paid to the broker, Flood certificate fee and Tax Service fee reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		12/20/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,865.71 in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00412	2fdbbe32-5994-4bb1-adfb-8a75a2bbac24	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		12/20/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,865.71 in disposable income		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00373	2643c99e-d40f-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.10% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 Reserves are higher than guideline minimum DU require 16.42 months’ reserves, loan qualified with 88.90 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00325	b627c7ae-4a15-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Years on Job Borrower has 23.3 years on job. Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 180.40 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00367	2ca80361-2d0d-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 74.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.05%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00322	f3fd449b-4711-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11,385 in disposable income General Comp Factor 1 UW Guides require 9.06 months reserves, loan qualified with 14.20 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.95%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00258	66713099-7f1e-ea11-bda0-f4e9d4a75ba2	905		Not Covered/Exempt		Credit		Missing mortgage/deed of trust	Missing mortgage/deed of trust. Additional condition may apply.		12/18/2019-Mortgage provided. Condition cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 Full Documentation The loan is full documentation		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00333	16364779-7e0c-ea11-94d7-f4e9d4a75ba2	2950		Not Covered/Exempt		Credit		Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		12/23/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80% loan qualified with CLTV of 54.73%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00419	89a1da4f-7925-ea11-8f12-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet TQM due to missing evidence of PITI for newly refinanced REO.		12/26/2019- CD on REO#2 verifying PITI provided. Condition cleared.	Years Self Employed Borrower has 7.9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $13,542.89 in disposable income		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00419	a647b3c3-e124-ea11-8f12-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing CD/HUD-1 for recent refinanced property #2 on the final loan application, verifying total monthly payment of $X,XXX.XX		12/26/2019- CD on REO#2 verifying PITI provided. Condition cleared.	Years Self Employed Borrower has 7.9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $13,542.89 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00417	f6c2a8c9-b0c2-4600-8a96-da0b48fe1056	3181		TQM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure is missing the name of the 3rd party service provider. Provide corrected CD and letter of explanation to the Borrower.		12/16/2019: Non-material per SFIG guidance, loan will be graded a B	Reserves are higher than guideline minimum UW Guides require 2.67 months reserves, loan qualified with 110.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
FSMT20201INV00417	cc4c5710-2c6a-4270-816b-b125c93701be	2854		TQM/Non-HPML		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing hazard insurance policy for subject property.		12/24/2019-Hazard insurance declaration page provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2.67 months reserves, loan qualified with 110.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
FSMT20201INV00417	c75ac215-f70c-45f6-a44d-5e3bce33a1ac	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and broker		12/16/19: Finding deemed non-material, loan will be graded a B	Reserves are higher than guideline minimum UW Guides require 2.67 months reserves, loan qualified with 110.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00417	f847346e-3b20-ea11-8f12-f4e9d4a75a52	15		TQM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		12/24/2019-Hazard insurance declaration page provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2.67 months reserves, loan qualified with 110.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00408	d49dbcd7-03b1-47f4-ac04-f77206489a4c	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/23/2019: This finding is deemed non-material with a final grade of a “B”.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 33.26% Reserves are higher than guideline minimum UW guides require 9 mths reserves, loan qualified with 50.30 months' reserves. FICO is higher than guideline minimum Loan qualified with FICO of 772		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00439	f5eb1008-9b34-42cd-aac2-980ba8063a9b	48		TQM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker and the Lender.		12/14/2019: This finding is deemed non-material and rated a B.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 25.60 months’ reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
FSMT20201INV00439	3dc24c3c-3e20-ea11-8f12-f4e9d4a75a52	14		TQM/Non-HPML		Credit		Failure to obtain Title	A Copy of Title for the subject property was not provided.		12/24/2019- Title provided. Condition cleared.12/18/2019- Title policy provided reflects a coverage loan amount $XXX,XXX.XX and not the loan amount $XXX,XXX.XX. Provide updated title or addendum showing correct coverage amount. Condition retained.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 25.60 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00404	8a4d9e98-6723-ea11-8f12-f4e9d4a75a52	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	Lender's guidelines require a recent retirement depository or brokerage account statement, terms and conditions of withdrawal and evidence of receipt of funds if the value of the account is < 20% of the amount of funds needed for closing and reserves. The loan file is missing recent depository or brokerage statement for retirement asset #3 on the final loan application. Additional conditions may apply.		12/24/2019- Current statements provided. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 74.94%. Years in Field Borrower has been in the same field 25 years. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 770.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00414	9af9e160-4b20-ea11-8f12-f4e9d4a75a52	1500		Not Covered/Exempt		Credit		Missing Business Tax Returns	Missing business tax return for Business B on Schedule E Part II of xxxx tax return.		Missing business tax return for Business B on Schedule E Part II of XXXX tax return.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 Years Self Employed Borrower has been Self Employed for 21.5 years per CA Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 3.12 months reserves, loan qualified with 469.8 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00406	4e272299-6323-ea11-8f12-f4e9d4a75a52	21		TQM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided.		12/24/2019-Final 1003 all pages provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.47% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 718		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
FSMT20201INV00415	8f995723-6355-43ce-8bf4-0062c5b0c452	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the total HOA of $XX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Exception this finding is deemed non-material and rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $28,136.69 in disposable income. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged